UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust
(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300
Indianapolis, Indiana 46204
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

Dear Shareholders/Contract Owners:

After a strong 2019 that saw many global equity markets record double-digit positive returns, the six months ending June 30, 2020 was one of the most volatile periods in financial market history due primarily to the impact of the COVID-19 pandemic. Beginning in late February and continuing through late March, the S&P 500 fell approximately 30%, while other domestic and global equity markets were down 30-40%. In fixed income, the 10-year Treasury yield hit an all-time low of 0.39% as the U.S. Federal Reserve lowered interest rates to 0%. Commodities, as measured by the S&P GSCI, were also down. In particular, oil fell 50% to $25 per barrel, a level not seen in 20 years. Even gold, typically a safe-haven asset in periods of market decline, was down 6%. Another noteworthy aspect of this decline was the speed with which it occurred, just 23 trading days, a pace matched only by the Great Crash of 1929. In comparison, the S&P 500's decline during the 2008 Global Financial Crisis occurred over 18 months, while the S&P 500's decline during the 2001 Technology Bubble took place over 2 years. The closest most recent comparison is the Stock Market Crash of 1987, where the S&P 500 declined approximately 30% in 70 trading days.

Not only were the declines over the late February through late March period significant, but also intraday and day-to-day (interday) market volatility was extreme as the VIX spiked to 85, a level not seen since the 2008 Global Financial Crisis. During March alone, there were five consecutive trading days where the intraday swing (the difference between the high and low points of the day) in the S&P 500 exceeded 7% and eight days where the daily gain or loss was greater than 5%. While the markets had begun to recover upon the close of the first quarter of 2020 ("Q1"), this time period represented the 8th worst on record for the S&P 500.

Beginning in late March and continuing through the second quarter of 2020 ("Q2"), the markets recovered a significant percentage of the losses experienced in Q1. While the correction in the S&P 500 was -33.79% at the bottom, it has since rebounded 39.31%. While this might suggest that the S&P 500 has recovered fully and is now positive year-to-date, a decline of -33.79% actually requires a recovery of approximately 51% to return to the point when the correction started. The strength of the rebound in the equity markets has largely been driven by investors looking through what is expected to be poor Q2 economic and earnings data, and the belief that a meaningful recovery will be evident in the third and fourth quarters of 2020. This expectation of a "V-shaped" (quick) recovery, however, as opposed to a "W" (decline, recovery, another decline, recovery) or "U" shaped (slower) recovery, could be a best-case scenario in an environment with many unknowns. Some of the most obvious and notable among these are the impact of the resurgence of COVID-19 cases in many states, the degree to which reversals of economic opening procedures are necessary, and the upcoming presidential election.

For asset allocation funds, periods of significant fluctuations in both volatility and returns meant that asset allocation decisions, and the timing of those decisions, were important drivers of performance during the period. Thank you for investing in the Global Atlantic Portfolios.

Sincerely,

Eric D. Todd, CFA	Cameron Jeffreys, CFA
President	Senior Vice President
Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC

Portfolio	Benchmark
Global Atlantic American Funds® Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Balanced Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Conservative
Global Atlantic BlackRock Selects Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	S&P 500 Managed Risk Index – Moderate
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	S&P Global Managed Risk LargeMidCap Index – Conservative
Global Atlantic Growth Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive
Global Atlantic Moderate Growth Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate Conservative
Global Atlantic PIMCO Tactical Allocation Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate
Global Atlantic Select Advisor Managed Risk Portfolio	S&P Global Managed Risk LargeMidCap Index – Moderate
Global Atlantic Wellington Research Managed Risk Portfolio	S&P 500 Managed Risk Index – Moderate Conservative

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest directly in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

This report contains the current opinions of Global Atlantic Investment Advisors, LLC and/or sub-advisers at the time of its publication and should not be considered investment advice or a recommendation of any particular security, strategy or investment product. Such opinions are subject to change without notice and securities described herein may no longer be included in, or may at any time be removed from, a Portfolio's portfolio. This report is distributed for informational purposes only. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Index Definitions:

S&P Global Managed Risk LargeMidCap Index – Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 50% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 20% to the underlying bond index.

S&P 500 Managed Risk Index – Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

S&P 500 Managed Risk Index – Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

Bloomberg Barclays US Aggregate Bond Index ("Bbg Barc US Agg"). An index weighted according to market capitalization and includes, among other categories, Treasury securities, mortgage backed securities, government agency bonds and corporate bonds. To be included in the index, bonds must be rated investment grade by Moody's and Standard & Poor's.

Chicago Board Options Exchange S&P 500 Volatility Index ("VIX"). An index that reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strikes.

MSCI EAFE Total Return Index ("MSCI EAFE"). An index created by Morgan Stanley Capital International (MSCI) that serves as a benchmark of the performance in major developed international equity markets as represented by 21 major MSCI indexes from Europe, Australasia and the Far East.

Russell 2000 Total Return Index ("Russell 2000"). An index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

S&P MidCap 400 Total Return Index ("S&P MidCap 400"). A capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

S&P 500 Total Return Index ("S&P 500"). A market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock market performance.

S&P GSCI Total Return Index ("S&P GSCI"). A broad based, production weighted index meant to be representative of the global commodity market beta. The S&P Goldman Sachs Commodity Index (GSCI) consists of 24 commodity futures on physical commodities across five sectors: energy, agriculture, livestock, industrial metals, and precious metals.

Performance Summary

The Portfolio's performance figures for the periods ended June 30, 2020 as compared to its benchmarks:

			Annualized				Operating Expenses
	Inception Date	Six Months Ended 6/30/20	One Year Ended 6/30/20	Three Years Ended 6/30/20	Five Years Ended 6/30/20	Since Inception 6/30/20	Gross Ratios	Net Ratios
Global Atlantic American Funds® Managed Risk Portfolio^
Class II	10/31/13	(2.08)%	4.19%	5.07%	5.01%	5.20%	1.67%	1.27%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		(3.28)%	2.93%	5.08%	4.53%	4.69%
Global Atlantic Balanced Managed Risk Portfolio^
Class II	10/31/13	(1.12)%	3.50%	4.05%	3.94%	4.27%	0.99%	0.99%
S&P Global Managed Risk LargeMidCap Index - Conservative[2]		(2.17)%	3.43%	4.99%	4.54%	4.60%
Global Atlantic BlackRock Selects Managed Risk Portfolio^^
Class II	10/31/13	(1.53)%	4.13%	3.22%	2.13%	2.39%	1.21%	1.21%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		(3.28)%	2.93%	5.08%	4.53%	4.69%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio^^^
Class II	4/30/14	(4.91)%	0.93%	5.41%	5.06%	4.81%	1.21%	1.16%
S&P 500 Managed Risk Index - Moderate[3]		(2.18)%	5.20%	7.34%	6.83%	7.02%
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio^^
Class II	4/30/15	1.11%	5.65%	4.44%	3.30%	2.94%	1.28%	1.22%
S&P Global Managed Risk LargeMidCap Index - Conservative[2]		(2.17)%	3.43%	4.99%	4.54%	4.60%
Global Atlantic Growth Managed Risk Portfolio^
Class II	4/30/14	(4.63)%	1.34%	3.98%	3.41%	3.51%	0.99%	0.96%
S&P Global Managed Risk LargeMidCap Index - Moderate Agressive[4]		(5.57)%	1.76%	5.19%	4.43%	4.43%
Global Atlantic Moderate Growth Managed Risk Portfolio^
Class II	4/30/14	(2.79)%	2.55%	4.10%	3.99%	4.14%	0.99%	0.99%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative[1]		(3.28)%	2.93%	5.08%	4.53%	4.69%
Global Atlantic PIMCO Tactical Allocation Portfolio^
Class II	4/30/15	0.69%	6.80%	6.15%	5.17%	4.65%	1.31%	1.21%
S&P Global Managed Risk LargeMidCap Index - Moderate[5]		(4.38)%	2.42%	5.15%	4.47%	4.74%
Global Atlantic Select Advisor Managed Risk Portfolio^
Class II	10/31/13	(5.29)%	1.38%	4.58%	4.50%	4.91%	1.89%	1.26%
S&P Global Managed Risk LargeMidCap Index - Moderate[5]		(4.38)%	2.42%	5.15%	4.47%	4.74%

Performance Summary (Continued)

			Annualized				Operating Expenses
	Inception Date	Six Months Ended 6/30/20	One Year Ended 6/30/20	Three Years Ended 6/30/20	Five Years Ended 6/30/20	Since Inception 6/30/20	Gross Ratios	Net Ratios
Global Atlantic Wellington Research Managed Risk Portfolio^^
Class II	10/31/13	(1.21)%	5.13%	5.75%	5.66%	6.44%	1.21%	1.21%
S&P 500 Managed Risk Index - Moderate Conservative[6]		(1.24)%	5.67%	7.09%	6.64%	7.11%

^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio were managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser's asset allocation decisions.

^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

^^^  The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Adviser. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Fixed Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser.

*  The estimated operating expense ratios for Class II shares, as disclosed in the most recent prospectus dated April 30, 2020. Ratios include Acquired Fund Fees and Expenses indirectly incurred by the Portfolio, if applicable. Gross operating expense ratio reflects the ratio of expenses absent waivers and/or reimbursements by the Adviser. The operating expense ratios presented here may differ from the expense ratios disclosed in the Financial Highlights table in this report.

1  S&P Global Managed Risk LargeMidCap Index - Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

2  S&P Global Managed Risk LargeMidCap Index - Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 50% to the underlying bond index.

3  S&P 500 Managed Risk Index - Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

4  S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 20% to the underlying bond index.

5  S&P Global Managed Risk LargeMidCap Index - Moderate. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 30% to the underlying bond index.

6  S&P 500 Managed Risk Index - Moderate Conservative. An index that is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation of 40% to the underlying bond index.

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	VARIABLE INSURANCE TRUSTS - 95.5%
	ASSET ALLOCATION FUND - 0.9%
84,656	American Funds Insurance Series - New World Fund, Class 1	$2,073,215
	TOTAL ASSET ALLOCATION FUND	2,073,215
	DEBT FUNDS - 33.5%
4,394,077	American Funds Insurance Series - Bond Fund, Class 1	51,586,458
509,885	American Funds Insurance Series - Global Bond Fund, Class 1	6,190,006
659,945	American Funds Insurance Series - High-Income Bond Fund, Class 1	6,104,494
632,954	American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund, Class 1	8,279,040
	TOTAL DEBT FUNDS	72,159,998
	EQUITY FUNDS - 61.1%
3,177,193	American Funds Insurance Series - Blue Chip Income And Growth Fund, Class 1	38,888,839
1,794,414	American Funds Insurance Series - Global Growth And Income Fund, Class 1	24,655,251
255,328	American Funds Insurance Series - Global Small Capitalization Fund, Class 1	6,204,468
257,862	American Funds Insurance Series - Growth Fund, Class 1	22,846,580
651,528	American Funds Insurance Series - Growth-Income Fund, Class 1	30,882,412
533,560	American Funds Insurance Series - International Growth And Income Fund, Class 1	8,216,817
	TOTAL EQUITY FUNDS	131,694,367
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $188,354,373)	205,927,580
Shares/ Principal		Fair Value
	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUNDS - 3.3%
7,121,850	Dreyfus Government Cash Management, 0.09% (a)	$7,121,850
4,536	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a)	4,536
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,126,386)	7,126,386
	TOTAL INVESTMENTS - 98.8% (Cost - $195,480,759)	$213,053,966
	OTHER ASSETS LESS LIABILITIES - NET 1.2%	2,507,367
	TOTAL NET ASSETS - 100.0%	$215,561,333

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Variable Insurance Trusts	95.5%
Money Market Funds	3.3%
Other Assets Less Liabilities - Net	1.2%
100.0%

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
SHORT FUTURES CONTRACTS
E-Mini Russell 2000 Future	Goldman Sachs & Co.	26	9/18/2020	$1,868,880	$(75,395)
MSCI EAFE Future	Goldman Sachs & Co.	78	9/18/2020	6,935,760	(74,550)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	77	9/18/2020	3,794,945	(68,870)
S&P 500 E-Mini Future	Goldman Sachs & Co.	118	9/18/2020	18,232,180	(392,930)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	20	9/18/2020	3,558,200	(67,850)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(679,595)

See accompanying notes to financial statements.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	EXCHANGE TRADED FUNDS - 95.4%
	DEBT FUNDS - 45.1%
47,756	iShares 0-5 Year High Yield Corporate Bond ETF	$2,048,255
5,862	iShares 20+ Year Treasury Bond ETF	960,958
33,898	iShares 3-7 Year Treasury Bond ETF	4,531,146
4,658	iShares 7-10 Year Treasury Bond ETF	567,670
17,488	iShares Intermediate-Term Corporate Bond ETF	1,055,925
113,972	iShares Long-Term Corporate Bond ETF	7,982,599
30,198	iShares Short Maturity Bond ETF	1,510,202
144,089	iShares Short-Term Corporate Bond ETF	7,883,109
324,796	iShares U.S. Treasury Bond ETF	9,091,040
	TOTAL DEBT FUNDS	35,630,904
	EQUITY FUNDS - 50.3%
81,183	iShares Core MSCI EAFE ETF	4,640,420
49,573	iShares Core S&P 500 ETF	15,352,262
16,811	iShares Core S&P Mid-Cap ETF	2,989,332
66,119	iShares Core S&P Small-Cap ETF	4,515,267
18,483	iShares Edge MSCI Min Vol USA ETF	1,120,624
30,730	iShares Edge MSCI USA Value Factor ETF	2,221,164
3,263	iShares Global Tech ETF	768,567
17,982	iShares MSCI EAFE Growth ETF	1,494,484
72,547	iShares Trust iShares ESG MSCI USA ETF	5,077,565
6,076	iShares U.S. Financial Services ETF	725,475
23,553	iShares, Inc. iShares ESG MSCI EM ETF	754,638
	TOTAL EQUITY FUNDS	39,659,798
	TOTAL EXCHANGE TRADED FUNDS (Cost - $67,230,006)	75,290,702
Shares/ Principal		Fair Value
	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUNDS - 3.6%
2,801,008	Dreyfus Government Cash Management, 0.09% (a)	$2,801,008
5,069	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a)	5,069
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,806,077)	2,806,077
	TOTAL INVESTMENTS - 99.0% (Cost - $70,036,083)	$78,096,779
	OTHER ASSETS LESS LIABILITIES - NET 1.0%	821,344
	TOTAL NET ASSETS - 100.0%	$78,918,123

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	95.4%
Money Market Funds	3.6%
Other Assets Less Liabilities - Net	1.0%
100.0%

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
SHORT FUTURES CONTRACTS
E-Mini Russell 2000 Future	Goldman Sachs & Co.	23	9/18/2020	$1,653,240	$(42,175)
MSCI EAFE Future	Goldman Sachs & Co.	21	9/18/2020	1,867,320	(10,480)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	8	9/18/2020	394,280	(7,750)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	1	9/18/2020	202,945	(3,560)
S&P 500 E-Mini Future	Goldman Sachs & Co.	40	9/18/2020	6,180,400	(145,200)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	8	9/18/2020	1,423,280	(25,690)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(234,855)

See accompanying notes to financial statements.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	EXCHANGE TRADED FUNDS - 73.3%
	DEBT FUNDS - 27.3%
87,986	iShares 1-3 Year Treasury Bond ETF	$7,620,467
20,093	iShares 20+ Year Treasury Bond ETF	3,293,846
89,749	iShares 3-7 Year Treasury Bond ETF	11,996,749
130,018	iShares iBoxx $ Investment Grade Corporate Bond ETF	17,487,421
78,804	iShares iBoxx High Yield Corporate Bond ETF	6,431,983
59,915	iShares JP Morgan USD Emerging Markets Bond ETF	6,543,916
78,595	iShares Short Treasury Bond ETF	8,703,610
	TOTAL DEBT FUNDS	62,077,992
	EQUITY FUNDS - 46.0%
355,600	iShares Core MSCI EAFE ETF	20,326,096
45,163	iShares Core MSCI Emerging Markets ETF	2,149,759
542,600	iShares Core S&P U.S. Growth ETF	39,002,088
165,000	iShares Core S&P U.S. Value ETF	8,617,950
123,189	iShares Edge MSCI Min Vol Global ETF	10,788,892
33,280	iShares Edge MSCI USA Momentum Factor ETF	4,359,680
202,353	iShares Edge MSCI USA Quality Factor ETF	19,409,700
	TOTAL EQUITY FUNDS	104,654,165
	TOTAL EXCHANGE TRADED FUNDS (Cost - $155,031,616)	166,732,157
	VARIABLE INSURANCE TRUSTS - 21.9%
	ASSET ALLOCATION FUND - 21.9%
2,897,477	BlackRock Global Allocation VI Fund, Class I (Cost - $43,420,319)	49,836,606
Shares/ Principal		Fair Value
	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUNDS - 3.7%
8,391,263	Dreyfus Government Cash Management, 0.09% (a)	$8,391,263
3,485	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a)	3,485
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,394,748)	8,394,748
	TOTAL INVESTMENTS - 98.9% (Cost - $206,846,683)	$224,963,511
	OTHER ASSETS LESS LIABILITIES - NET 1.1%	2,436,969
	TOTAL NET ASSETS - 100.0%	$227,400,480

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	73.3%
Variable Insurance Trusts	21.9%
Money Market Funds	3.7%
Other Assets Less Liabilities - Net	1.1%
100.0%

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
SHORT FUTURES CONTRACTS
E-Mini Russell 2000 Future	Goldman Sachs & Co.	11	9/18/2020	$790,680	$(35,290)
MSCI EAFE Future	Goldman Sachs & Co.	98	9/18/2020	8,714,160	(115,690)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	56	9/18/2020	2,759,960	(44,390)
S&P 500 E-Mini Future	Goldman Sachs & Co.	142	9/18/2020	21,940,420	(627,810)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	10	9/18/2020	1,779,100	(48,940)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(872,120)

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	COMMON STOCKS - 71.5%
	AEROSPACE & DEFENSE - 2.5%
19,170	General Dynamics Corp.	$2,865,148
60,655	Raytheon Technologies Corp.	3,737,561
		6,602,709
	AIR FREIGHT & LOGISTICS - 1.0%
22,610	United Parcel Service, Inc., Class B	2,513,780
	BEVERAGES - 1.3%
26,400	PepsiCo, Inc.	3,491,664
	BIOTECHNOLOGY - 0.7%
18,660	AbbVie, Inc.	1,832,039
	BUILDING PRODUCTS - 0.9%
70,075	Johnson Controls International PLC	2,392,361
	CAPITAL MARKETS - 0.3%
5,090	Nasdaq, Inc.	608,102
4,300	State Street Corp.	273,265
		881,367
	CHEMICALS - 8.1%
28,100	Air Products and Chemicals, Inc.	6,785,026
48,945	Albemarle Corp.	3,779,043
18,000	Ecolab, Inc.	3,581,100
33,550	Linde PLC	7,116,291
		21,261,460
	COMMERCIAL SERVICES & SUPPLIES - 1.3%
11,800	Cintas Corp.	3,143,048
19,000	Matthews International Corp., Class A	362,900
		3,505,948
	ELECTRICAL EQUIPMENT - 0.4%
49,170	nVent Electric PLC	920,954
	ENERGY EQUIPMENT & SERVICES - 0.0%†
1,897	Weatherford International PLC*	3,737
	FOOD & STAPLES RETAILING - 1.2%
25,400	Walmart, Inc.	3,042,412
	FOOD PRODUCTS - 1.3%
18,660	McCormick & Co., Inc.	3,347,791
	HEALTH CARE EQUIPMENT & SUPPLIES - 10.7%
41,700	Abbott Laboratories	3,812,631
25,500	Becton Dickinson and Co.	6,101,385
23,200	DENTSPLY SIRONA, Inc.	1,022,192
54,300	Medtronic PLC	4,979,310
35,900	Stryker Corp.	6,468,821
24,700	West Pharmaceutical Services, Inc.	5,611,099
		27,995,438
Shares/ Principal		Fair Value
	HEALTH CARE PROVIDERS & SERVICES - 1.4%
21,790	CVS Health Corp.	$1,415,696
8,000	UnitedHealth Group, Inc.	2,359,600
		3,775,296
	HOTELS, RESTAURANTS & LEISURE - 1.2%
17,470	McDonald's Corp.	3,222,691
	HOUSEHOLD PRODUCTS - 2.3%
35,366	Colgate-Palmolive Co.	2,590,913
28,500	Procter & Gamble Co. (The)	3,407,745
		5,998,658
	INDUSTRIAL CONGLOMERATES - 6.6%
13,680	Carlisle Cos., Inc.	1,637,086
34,860	Honeywell International, Inc.	5,040,408
27,140	Roper Technologies, Inc.	10,537,376
		17,214,870
	INSURANCE - 1.1%
28,900	Aflac, Inc.	1,041,267
8,900	Erie Indemnity Co., Class A	1,707,910
		2,749,177
	IT SERVICES - 4.4%
35,100	Accenture PLC, Class A	7,536,672
20,290	Visa, Inc., Class A	3,919,419
		11,456,091
	MACHINERY - 2.5%
26,829	Donaldson Co., Inc.	1,248,085
28,200	Dover Corp.	2,722,992
13,800	Otis Worldwide Corp.	784,668
43,470	Pentair PLC	1,651,425
		6,407,170
	MULTILINE RETAIL - 1.4%
31,300	Target Corp.	3,753,809
	OIL, GAS & CONSUMABLE FUELS - 1.4%
13,700	Chevron Corp.	1,222,451
29,800	EOG Resources, Inc.	1,509,668
21,000	Exxon Mobil Corp.	939,120
		3,671,239
	PHARMACEUTICALS - 2.4%
27,300	Johnson & Johnson	3,839,199
15,600	Perrigo Co. PLC	862,212
48,200	Pfizer, Inc.	1,576,140
		6,277,551
	ROAD & RAIL - 0.9%
13,400	Norfolk Southern Corp.	2,352,638

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
50,671	Analog Devices, Inc.	$6,214,292
48,100	Texas Instruments, Inc.	6,107,257
		12,321,549
	SOFTWARE - 6.7%
85,810	Microsoft Corp.	17,463,193
	SPECIALTY RETAIL - 2.6%
27,000	Lowe's Cos., Inc.	3,648,240
37,700	Ross Stores, Inc.	3,213,548
		6,861,788
	TEXTILES, APPAREL & LUXURY GOODS - 1.5%
41,240	NIKE, Inc., Class B	4,043,582
	TRADING COMPANIES & DISTRIBUTORS - 0.7%
5,400	WW Grainger, Inc.	1,696,464
	TOTAL COMMON STOCKS (Cost - $115,726,564)	187,057,426
	CORPORATE BONDS AND NOTES - 10.4%
	AEROSPACE & DEFENSE - 0.2%
$300,000	Lockheed Martin Corp., 4.70%, 5/15/46	409,337
100,000	Northrop Grumman Corp., 5.25%, 5/1/50	143,446
		552,783
	AGRICULTURE - 0.2%
250,000	Altria Group, Inc., 3.40%, 5/6/30	268,988
300,000	Reynolds American, Inc., 5.70%, 8/15/35	368,589
		637,577
	APPAREL - 0.1%
	NIKE, Inc.
100,000	2.38%, 11/1/26	108,837
100,000	3.88%, 11/1/45	120,584
		229,421
	AUTO PARTS & EQUIPMENT - 0.1%
100,000	Adient US LLC, 7.00%, 5/15/26 (a)	103,500
200,000	Aptiv Corp., 4.15%, 3/15/24	213,359
		316,859
	BANKS - 1.5%
	Bank of America Corp.
500,000	3.50%, 4/19/26	562,823
100,000	2.59%, (SOFR + 2.15%), 4/29/31 (b)	105,814
100,000	Bank of Montreal, 1.85%, 5/1/25	103,530
150,000	BDO Unibank, Inc., 2.95%, 3/6/23 (c)	153,359
200,000	BNP Paribas SA, 2.22%, (SOFR + 2.07%), 6/9/26 (a,b)	204,803
100,000	Citigroup, Inc., 2.57%, (SOFR + 2.11%), 6/3/31 (b)	103,426
Shares/ Principal		Fair Value
	BANKS - 1.5% (Continued)
$50,000	Comerica, Inc., 5.63%, (US 5 Year CMT T-Note + 5.29%) (b)	$50,750
100,000	Fifth Third Bancorp, 2.55%, 5/5/27	107,128
500,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	557,650
200,000	HSBC Holdings PLC, 2.85%, (SOFR + 2.39%), 6/4/31 (b)	204,237
400,000	JPMorgan Chase & Co., 4.49%, (SOFR + 3.79%), 3/24/31 (b)	487,629
200,000	Lloyds Banking Group PLC, 3.87%, (US 1 Year CMT T-Note + 3.50%), 7/9/25 (b)	217,182
	Morgan Stanley
500,000	3.88%, 1/27/26	565,602
100,000	2.19%, (SOFR + 1.99%), 4/28/26 (b)	104,121
100,000	Royal Bank of Canada, 1.95%, 1/17/23	103,124
50,000	SVB Financial Group, 3.13%, 6/5/30	53,608
100,000	UBS AG, 1.75%, 4/21/22 (a)	101,912
100,000	Wells Fargo & Co., 2.39%, (SOFR + 2.10%), 6/2/28 (b)	103,321
		3,890,019
	BEVERAGES - 0.3%
100,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	117,807
200,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30	224,887
100,000	Coca-Cola Co. (The), 1.45%, 6/1/27	102,890
300,000	Diageo Capital PLC, 2.00%, 4/29/30	310,366
		755,950
	BIOTECHNOLOGY - 0.2%
100,000	Amgen, Inc., 2.20%, 2/21/27	105,457
	Biogen, Inc.
50,000	2.25%, 5/1/30	50,408
200,000	5.20%, 9/15/45	262,230
100,000	Gilead Sciences, Inc., 3.25%, 9/1/22	105,731
		523,826
	CHEMICALS - 0.3%
100,000	Air Products and Chemicals, Inc., 2.05%, 5/15/30	104,960
200,000	Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	183,000
200,000	CNAC HK Finbridge Co. Ltd., 3.88%, 6/19/29 (c)	216,439
50,000	Westlake Chemical Corp., 3.38%, 6/15/30	51,029
100,000	Yara International ASA, 3.15%, 6/4/30 (a)	103,375
		658,803

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	COAL - 0.0%†
$100,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (a)	$84,520
	COMPUTERS - 0.0%†
100,000	Presidio Holdings, Inc., 8.25%, 2/1/28 (a)	100,000
	COSMETICS & PERSONAL CARE - 0.1%
135,000	Avon Products, Inc., 7.00%, 3/15/23	133,354
100,000	Procter & Gamble Co. (The), 3.55%, 3/25/40	120,229
		253,583
	DISTRIBUTION & WHOLESALE - 0.0%†
100,000	Resideo Funding, Inc., 6.13%, 11/1/26 (a)	97,750
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
	Capital One Financial Corp.
300,000	3.20%, 2/5/25	322,110
100,000	3.75%, 3/9/27	110,434
200,000	3.65%, 5/11/27	219,241
100,000	Springleaf Finance Corp., 5.38%, 11/15/29	93,500
		745,285
	ELECTRIC - 1.1%
100,000	Calpine Corp., 5.13%, 3/15/28 (a)	98,000
200,000	Colbun SA, 3.15%, 3/6/30 (a)	202,100
	Dominion Energy, Inc.
200,000	3.90%, 10/1/25	226,545
100,000	3.38%, 4/1/30	110,383
100,000	Duke Energy Carolinas LLC, 6.10%, 6/1/37	142,676
100,000	Duke Energy Corp., 3.75%, 9/1/46	113,263
100,000	Duke Energy Indiana LLC, 3.75%, 7/15/20	100,119
200,000	EDP Finance BV, 3.63%, 7/15/24 (a)	214,753
400,000	Electricite de France SA, 5.25%, (USD 10 Year Swap + 3.71%) (a,b)	409,000
200,000	Exelon Corp., 4.05%, 4/15/30	230,940
200,000	Israel Electric Corp. Ltd., 4.25%, 8/14/28 (a,c)	225,952
100,000	PacifiCorp, 6.10%, 8/1/36	139,856
300,000	Southern Co. (The), 3.25%, 7/1/26	332,460
100,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (a)	99,500
200,000	TNB Global Ventures Capital BHD, 3.24%, 10/19/26 (c)	212,302
		2,857,849
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
50,000	Emerson Electric Co., 2.75%, 10/15/50	50,378
100,000	WESCO Distribution, Inc., 7.13%, 6/15/25 (a)	105,313
		155,691
	ENGINEERING & CONSTRUCTION - 0.1%
200,000	Mexico City Airport Trust, 5.50%, 7/31/47 (a)	177,000
Shares/ Principal		Fair Value
	ENVIRONMENTAL CONTROL - 0.0%†
$100,000	Harsco Corp., 5.75%, 7/31/27 (a)	$100,250
	FOOD - 0.3%
200,000	Cencosud SA, 4.38%, 7/17/27 (a)	203,460
100,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30 (a)	102,500
100,000	Kraft Heinz Foods Co., 3.88%, 5/15/27 (a)	104,499
200,000	Kroger Co. (The), 2.20%, 5/1/30	208,015
100,000	Post Holdings, Inc., 4.63%, 4/15/30 (a)	97,880
		716,354
	HEALTHCARE-PRODUCTS - 0.0%†
100,000	Abbott Laboratories, 4.75%, 11/30/36	135,465
	HEALTHCARE-SERVICES - 0.4%
	Anthem, Inc.
100,000	4.10%, 3/1/28	117,191
55,000	2.25%, 5/15/30	56,424
100,000	4.65%, 1/15/43	125,492
100,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	94,125
140,000	Kaiser Foundation Hospitals, 3.27%, 11/1/49	156,393
35,000	Orlando Health Obligated Group, 3.78%, 10/1/28	39,296
355,000	Quest Diagnostics, Inc., 2.80%, 6/30/31	372,428
40,000	RWJ Barnabas Health, Inc., 3.48%, 7/1/49	42,161
		1,003,510
	INSURANCE - 0.6%
100,000	Aflac, Inc., 3.60%, 4/1/30	116,374
200,000	Arch Capital Group Ltd., 3.64%, 6/30/50	209,646
300,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29 (a)	351,400
	Marsh & McLennan Cos., Inc.
100,000	4.38%, 3/15/29	119,072
200,000	2.25%, 11/15/30	207,550
300,000	Metropolitan Life Global Funding I, 2.95%, 4/9/30 (a)	328,764
200,000	Prudential PLC, 3.13%, 4/14/30	215,060
50,000	Willis North America, Inc., 2.95%, 9/15/29	52,928
		1,600,794
	INTERNET - 0.2%
200,000	Alibaba Group Holding Ltd., 4.40%, 12/6/57	256,933
100,000	Netflix, Inc., 5.38%, 11/15/29 (a)	109,520
200,000	Tencent Holdings Ltd., 2.39%, 6/3/30 (a)	199,753
		566,206
	LEISURE TIME - 0.0%†
24,628	24 Hour Fitness Worldwide, Inc., 8.00%, 6/22/21	23,890

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	MACHINERY-CONSTRUCTION & MINING - 0.1%
	Caterpillar, Inc.
$200,000	2.60%, 4/9/30	$217,529
100,000	3.25%, 4/9/50	111,474
		329,003
	MACHINERY-DIVERSIFIED - 0.0%†
50,000	Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	50,950
	MEDIA - 0.4%
100,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27 (a)	103,460
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	202,604
200,000	Comcast Corp., 3.15%, 2/15/28	223,341
100,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26 (a)	72,375
100,000	Nexstar Broadcasting, Inc., 5.63%, 7/15/27 (a)	99,256
100,000	Univision Communications, Inc., 5.13%, 2/15/25 (a)	94,188
	Walt Disney Co. (The)
100,000	2.20%, 1/13/28	104,403
100,000	2.00%, 9/1/29	101,902
		1,001,529
	MINING - 0.1%
200,000	Glencore Finance Canada Ltd., 4.95%, 11/15/21 (a)	208,736
	MULTI-NATIONAL - 0.1%
200,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (a)	208,000
	OIL & GAS - 0.2%
100,000	BP Capital Markets America, Inc., 3.94%, 9/21/28	114,506
100,000	Chevron Corp., 2.36%, 12/5/22	104,103
50,000	EOG Resources, Inc., 4.38%, 4/15/30	59,652
100,000	Exxon Mobil Corp., 2.61%, 10/15/30	107,054
100,000	Harvest Operations Corp., 4.20%, 6/1/23 (a)	108,803
100,000	Total Capital International SA, 3.46%, 2/19/29	113,053
		607,171
	OIL & GAS SERVICES - 0.0%†
50,000	Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc., 4.49%, 5/1/30	57,720
	PACKAGING & CONTAINERS - 0.2%
50,000	Bemis Co., Inc., 2.63%, 6/19/30	51,264
100,000	CCL Industries, Inc., 3.05%, 6/1/30 (a)	102,070
100,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (a)	97,000
Shares/ Principal		Fair Value
	PACKAGING & CONTAINERS - 0.2% (Continued)
$100,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24 (a)	$100,281
50,000	WRKCo, Inc., 3.00%, 6/15/33	52,079
		402,694
	PHARMACEUTICALS - 0.6%
	AbbVie, Inc.
100,000	2.95%, 11/21/26 (a)	108,765
100,000	4.25%, 11/14/28	117,046
100,000	3.20%, 11/21/29 (a)	110,039
100,000	4.55%, 3/15/35 (a)	121,271
100,000	AstraZeneca PLC, 3.38%, 11/16/25	112,420
100,000	Bausch Health Americas, Inc., 9.25%, 4/1/26 (a)	108,490
100,000	Bayer US Finance II LLC, 4.38%, 12/15/28 (a)	116,866
100,000	Bristol-Myers Squibb Co., 2.60%, 5/16/22 (a)	103,969
	Cigna Corp.
100,000	4.13%, 11/15/25	114,952
200,000	4.38%, 10/15/28	236,698
	CVS Health Corp.
100,000	4.30%, 3/25/28	116,957
100,000	4.78%, 3/25/38	124,260
50,000	Perrigo Finance Unlimited Co., 3.15%, 6/15/30	50,536
		1,542,269
	PIPELINES - 0.6%
100,000	Enable Midstream Partners LP, 4.95%, 5/15/28	92,629
100,000	Energy Transfer Operating LP, 4.75%, 1/15/26	108,566
	Enterprise Products Operating LLC
100,000	3.13%, 7/31/29	107,040
100,000	4.45%, 2/15/43	110,786
	MPLX LP
100,000	4.88%, 6/1/25	111,628
100,000	4.70%, 4/15/48	100,790
400,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	447,557
	TransCanada PipeLines Ltd.
100,000	4.25%, 5/15/28	114,482
200,000	4.88%, 5/15/48	248,141
50,000	Williams Cos., Inc. (The), 3.50%, 11/15/30	52,422
		1,494,041
	REITS - 0.2%
100,000	AvalonBay Communities, Inc., 2.45%, 1/15/31	106,354
300,000	National Retail Properties, Inc., 4.30%, 10/15/28	326,679
		433,033

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	RETAIL - 0.2%
$100,000	Beacon Roofing Supply, Inc., 4.88%, 11/1/25 (a)	$89,250
100,000	Costco Wholesale Corp., 1.38%, 6/20/27	102,120
200,000	Dollar Tree, Inc., 4.20%, 5/15/28	232,161
100,000	Target Corp., 2.25%, 4/15/25	106,951
100,000	Walmart, Inc., 3.55%, 6/26/25	113,396
		643,878
	SEMICONDUCTORS - 0.0%†
100,000	Intel Corp., 3.90%, 3/25/30	120,801
	SOFTWARE - 0.2%
	Fiserv, Inc.
200,000	3.85%, 6/1/25	225,785
100,000	2.65%, 6/1/30	105,957
100,000	Microsoft Corp., 3.30%, 2/6/27	114,425
		446,167
	TELECOMMUNICATIONS - 0.7%
200,000	Altice France SA, 5.50%, 1/15/28 (a)	202,000
	AT&T, Inc.
50,000	2.30%, 6/1/27	51,763
300,000	4.30%, 2/15/30	351,585
100,000	CommScope Technologies LLC, 5.00%, 3/15/27 (a)	90,070
200,000	Juniper Networks, Inc., 4.35%, 6/15/25	222,049
100,000	Sprint Corp., 7.13%, 6/15/24	112,914
200,000	Telefonica Emisiones SA, 4.10%, 3/8/27	228,287
300,000	T-Mobile USA, Inc., 3.88%, 4/15/30 (a)	333,888
100,000	Verizon Communications, Inc., 4.02%, 12/3/29	119,258
		1,711,814
	TEXTILES - 0.1%
200,000	Mohawk Industries, Inc., 3.63%, 5/15/30	217,867
	TRANSPORTATION - 0.6%
200,000	Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	246,130
100,000	CSX Corp., 4.10%, 3/15/44	122,298
	FedEx Corp.
200,000	3.80%, 5/15/25	222,322
200,000	3.25%, 4/1/26	217,633
200,000	4.05%, 2/15/48	205,544
200,000	Russian Railways Via RZD Capital PLC, 5.70%, 4/5/22 (c)	211,968
	United Parcel Service, Inc.
100,000	3.90%, 4/1/25	113,478
200,000	5.30%, 4/1/50	287,823
		1,627,196
	TOTAL CORPORATE BONDS AND NOTES (Cost - $25,829,976)	27,286,254
Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 6.6%
$250,000	Adagio CLO VIII DAC, 1.65%, (3 Month EUR Libor + 1.65%), 4/15/32 (a,b)	$275,164
300,000	Alinea CLO 2018-1 Ltd., 2.79%, (3 Month US Libor + 1.65%), 7/20/31 (a,b)	286,999
300,000	AMMC CLO 21 Ltd., 2.66%, (3 Month US Libor + 2.10%), 11/2/30 (a,b)	283,319
400,000	AMMC CLO XI Ltd., 2.66%, (3 Month US Libor + 1.90%), 4/30/31 (a,b)	371,120
250,000	Antares CLO 2018-1 Ltd., 2.79%, (3 Month US Libor + 1.65%), 4/20/31 (a,b)	241,218
250,000	Ares European CLO VIII BV, 0.92%, (3 Month EUR Libor + 0.92%), 4/17/32 (a,b)	274,872
300,000	Atrium XIV LLC, 2.63%, (3 Month US Libor + 1.45%), 8/23/30 (a,b)	291,295
250,000	Avoca CLO XVII Designated Activity Co., 1.70%, (3 Month EUR Libor + 1.70%), 10/15/32 (a,b)	276,167
56,005	Bellemeade Re 2018-1 Ltd., 1.78%, (1 Month US Libor + 1.60%), 4/25/28 (a,b)	55,438
	BlueMountain Fuji Eur CLO V DAC
300,000	0.91%, (3 Month EUR Libor + 0.91%), 1/15/33 (a,b)	329,436
250,000	1.55%, (3 Month EUR Libor + 1.55%), 1/15/33 (a,b)	272,971
112,796	BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)	115,766
152,327	BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a,b)	159,160
250,000	Carlyle GMS Finance MM CLO 2015-1 LLC, 3.42%, (3 Month US Libor + 2.20%), 10/15/31 (a,b)	229,674
200,000	CARLYLE US CLO 2017-4 Ltd., 4.02%, (3 Month US Libor + 2.80%), 1/15/30 (a,b)	174,327
130,543	CIM Trust 2018-INV1, 4.00%, 8/25/48 (a,b)	132,839
142,269	CIM Trust 2019-INV1, 3.85%, 2/25/49 (a,b)	142,456
160,000	DBCG 2017-BBG Mortgage Trust, 0.88%, (1 Month US Libor + 0.70%), 6/15/34 (a,b)	156,018
250,000	Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a,b)	269,692
250,000	Ellington CLO III Ltd., 2.79%, (3 Month US Libor + 1.65%), 7/20/30 (a,b)	247,394
	Fannie Mae Connecticut Avenue Securities
151,260	5.43%, (1 Month US Libor + 5.25%), 10/25/23 (b)	131,802
215,623	4.58%, (1 Month US Libor + 4.40%), 1/25/24 (b)	181,174
234,759	2.78%, (1 Month US Libor + 2.60%), 5/25/24 (b)	208,285
246,371	2.78%, (1 Month US Libor + 2.60%), 5/25/24 (b)	225,934
207,576	3.08%, (1 Month US Libor + 2.90%), 7/25/24 (b)	195,057
349,154	3.18%, (1 Month US Libor + 3.00%), 7/25/24 (b)	314,480

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 6.6% (Continued)
$257,076	5.08%, (1 Month US Libor + 4.90%), 11/25/24 (b)	$264,005
102,007	4.18%, (1 Month US Libor + 4.00%), 5/25/25 (b)	103,749
104,469	4.18%, (1 Month US Libor + 4.00%), 5/25/25 (b)	106,828
150,957	5.18%, (1 Month US Libor + 5.00%), 7/25/25 (b)	154,386
98,180	5.18%, (1 Month US Libor + 5.00%), 7/25/25 (b)	99,987
169,601	6.18%, (1 Month US Libor + 6.00%), 9/25/28 (b)	175,891
234,956	4.43%, (1 Month US Libor + 4.25%), 1/25/29 (b)	243,147
125,276	4.63%, (1 Month US Libor + 4.45%), 1/25/29 (b)	130,815
219,359	3.73%, (1 Month US Libor + 3.55%), 7/25/29 (b)	225,064
130,000	5.93%, (1 Month US Libor + 5.75%), 7/25/29 (b)	136,805
227,093	3.83%, (1 Month US Libor + 3.65%), 9/25/29 (b)	226,810
	Freddie Mac Structured Agency Credit Risk Debt Notes
299,695	4.18%, (1 Month US Libor + 4.00%), 8/25/24 (b)	300,547
116,975	4.33%, (1 Month US Libor + 4.15%), 1/25/25 (b)	118,655
123,689	3.98%, (1 Month US Libor + 3.80%), 3/25/25 (b)	125,423
350,000	3.43%, (1 Month US Libor + 3.25%), 5/25/25 (b)	361,287
236,338	4.08%, (1 Month US Libor + 3.90%), 12/25/27 (b)	240,043
250,000	4.88%, (1 Month US Libor + 4.70%), 4/25/28 (b)	259,182
596,318	5.72%, (1 Month US Libor + 5.55%), 7/25/28 (b)	623,052
378,594	4.83%, (1 Month US Libor + 4.65%), 10/25/28 (b)	394,129
235,145	5.33%, (1 Month US Libor + 5.15%), 11/25/28 (b)	245,458
216,624	3.73%, (1 Month US Libor + 3.55%), 8/25/29 (b)	218,971
185,342	2.53%, (1 Month US Libor + 2.35%), 4/25/30 (b)	183,488
170,000	Halcyon Loan Advisors Funding 2018-1 Ltd., 2.94%, (3 Month US Libor + 1.80%), 7/21/31 (a,b)	154,972
200,000	Hayfin Kingsland IX Ltd., 2.69%, (3 Month US Libor + 1.80%), 4/28/31 (a,b)	193,369
500,000	Holland Park CLO DAC, 0.92%, (3 Month EUR Libor + 0.92%), 11/14/32 (a,b)	549,676
Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 6.6% (Continued)
$145,943	Invitation Homes 2017-SFR2 Trust, 1.04%, (1 Month US Libor + 0.85%), 12/17/36 (a,b)	$143,387
440,000	LCM XXV Ltd., 3.44%, (3 Month US Libor + 2.30%), 7/20/30 (a,b)	415,661
	Madison Park Euro Funding VIII DAC
600,000	0.95%, (3 Month EUR Libor + 0.95%), 4/15/32 (a,b)	660,439
250,000	1.70%, (3 Month EUR Libor + 1.70%), 4/15/32 (a,b)	274,748
250,000	Madison Park Euro Funding XIV DAC, 1.12%, (3 Month EUR Libor + 1.12%), 7/15/32 (a,b)	279,864
250,000	Madison Park Funding XXII Ltd., 3.22%, (3 Month US Libor + 2.00%), 1/15/33 (a,b)	235,660
113,235	Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a,b)	113,746
203,405	Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a,b)	216,491
649,000	Neuberger Berman Loan Advisers CLO 27 Ltd., 2.32%, (3 Month US Libor + 1.10%), 1/15/30 (a,b)	632,471
200,000	NZCG Funding Ltd., 1.91%, (3 Month US Libor + 1.55%), 2/26/31 (a,b)	191,882
	Octagon Investment Partners 33 Ltd.
300,000	2.64%, (3 Month US Libor + 1.50%), 1/20/31 (a,b)	283,533
100,000	3.89%, (3 Month US Libor + 2.75%), 1/20/31 (a,b)	90,446
500,000	OCTAGON INVESTMENT PARTNERS 35 Ltd., 2.24%, (3 Month US Libor + 1.10%), 1/20/31 (a,b)	481,780
132,861	Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a,b)	140,151
221,576	Provident Funding Mortgage Trust 2020-1, 3.00%, 2/25/50 (a,b)	225,933
250,000	Race Point X CLO Ltd., 2.64%, (3 Month US Libor + 1.65%), 7/25/31 (a,b)	237,002
5,888	Radnor Re 2018-1 Ltd., 1.58%, (1 Month US Libor + 1.40%), 3/25/28 (a,b)	5,456
200,000	Strata CLO I Ltd., 3.42%, (3 Month US Libor + 2.20%), 1/15/31 (a,b)	191,769
97,690	Towd Point Mortgage Trust 2015-2, 2.75%, 11/25/60 (a,b)	96,277
111,699	Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a,b)	114,830
146,237	Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a,b)	143,969
103,293	Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a,b)	104,552
85,994	Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a,b)	85,934
200,000	Voya CLO 2014-1 Ltd., 3.94%, (3 Month US Libor + 2.80%), 4/18/31 (a,b)	170,355
	TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $17,985,240)	17,214,132

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

Shares/ Principal			Fair Value
		AGENCY MORTGAGE BACKED SECURITIES - 4.9%
		FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
$353,332		Freddie Mac Gold Pool, 3.50%, 9/1/47	$373,095
		FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.7%
		Fannie Mae Pool
1,147,401		3.50%, 9/1/47	1,219,279
193,338		3.50%, 5/1/48	204,377
1,264,790		3.00%, 11/1/48	1,335,177
		Federal National Mortgage Association
1,170,000		2.00%, 7/1/35 (d)	1,210,402
50,000		2.50%, 7/1/35 (d)	52,344
500,000		2.50%, 7/1/50 (d)	521,328
7,440,000		3.00%, 7/1/50 (d)	7,836,412
			12,379,319
		TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $12,558,880)	12,752,414
		U.S. TREASURY SECURITIES - 2.3%
		U.S. Treasury Bond
210,000		3.13%, 11/15/41	284,370
715,000		2.50%, 5/15/46	886,795
485,000		2.25%, 8/15/46	575,237
150,000		2.75%, 8/15/47	195,990
230,000		2.75%, 11/15/47	300,923
100,000		3.13%, 5/15/48	140,148
320,000		3.00%, 8/15/48	440,075
100,000		2.25%, 8/15/49	120,262
		U.S. Treasury Inflation Indexed Note
593,879		0.13%, 7/15/24	620,284
486,518		0.38%, 7/15/25	519,563
52,406		0.38%, 7/15/27	56,954
		U.S. Treasury Inflation Indexed Bond
367,149		1.75%, 1/15/28	437,949
951,114		3.63%, 4/15/28	1,279,818
		TOTAL U.S. TREASURY SECURITIES (Cost - $5,024,855)	5,858,368
		SOVEREIGN DEBTS - 1.4%
200,000		Angolan Government International Bond, 8.25%, 5/9/28 (a)	164,000
200,000	EUR	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24 (c)	206,143
		Colombia Government International Bond
400,000,000	COP	9.85%, 6/28/27	134,675
200,000		5.00%, 6/15/45	226,500
8,000,000	DOP	Dominican Republic International Bond, 8.90%, 2/15/23 (a)	126,055
200,000		Gabon Government International Bond, 6.63%, 2/6/31 (a)	178,193
Shares/ Principal			Fair Value
		SOVEREIGN DEBTS - 1.4% (Continued)
$200,000		Indonesia Government International Bond, 4.35%, 1/8/27 (a)	$221,968
250,000		Iraq International Bond, 5.80%, 1/15/28 (a)	225,000
200,000		Kazakhstan Government International Bond, 4.88%, 10/14/44 (a)	253,529
4,400,000	MXN	Mexican Bonos, 8.50%, 5/31/29	225,393
300,000		Mexico Government International Bond, 4.15%, 3/28/27	322,500
200,000		Peruvian Government International Bond, 2.78%, 1/23/31	213,300
200,000		Republic of Belarus International Bond, 7.63%, 6/29/27 (a)	205,870
4,000,000	ZAR	Republic of South Africa Government Bond, 7.00%, 2/28/31	189,283
200,000		Russian Foreign Bond — Eurobond, 4.88%, 9/16/23 (a)	222,000
200,000		Ukraine Government International Bond, 7.38%, 9/25/32 (a)	200,695
7,467,233	UYU	Uruguay Government International Bond, 3.70%, 6/26/37	175,890
		TOTAL SOVEREIGN DEBTS (Cost - $3,521,850)	3,490,994
		TERM LOANS - 0.7%
59,545		24 Hour Fitness Worldwide, Inc., 4.95%, 5/26/25	14,799
59,400		Adient US LLC, 4.47%, 5/6/24	56,900
38,809		Alliant Holdings Intermediate LLC, 0.00%, 5/9/25	36,701
16,283		Altra Industrial Motion Corp., 2.18%, 10/1/25	15,469
88,582		Aramark Services, Inc., 1.93%, 3/28/24	83,577
24,859		ASHCO LLC, 6.07%, 9/25/24	23,856
19,900		AssuredPartners, Inc., 3.68%, 2/12/27	18,990
44,763		Asurion LLC, 3.18%, 11/3/23	43,234
19,949		AthenaHealth, Inc., 4.82%, 2/11/26	19,285
85,940		Avis Budget Car Rental LLC, 2.43%, 8/6/27	76,165
27,013		B&G Foods, Inc., 2.68%, 10/10/26	26,607
		Bausch Health Companies, Inc.
37,638		0.00%, 6/2/25	36,524
16,000		2.94%, 11/27/25	15,442
20,703		Buckeye Partners LP, 2.92%, 11/1/26	19,802
19,949		BWay Holding Co., 4.56%, 4/3/24	17,862
59,391		Caesars Resort Collection LLC, 2.93%, 12/23/24	52,654
11,517		Cardtronics USA, Inc., 5.00%, 6/29/27	11,286
98,747		Charter Communications Operating LLC, 1.93%, 2/1/27	94,810
29,850		Commscope, Inc., 3.43%, 4/4/26	28,208
9,975		Coty, Inc., 2.55%, 4/7/25	8,927
97,000		CSC Holdings LLC, 2.43%, 7/17/25	91,544
74,438		DaVita, Inc., 1.93%, 8/12/26	71,898
19,950		DCert Buyer, Inc., 4.18%, 10/16/26	19,227

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	TERM LOANS - 0.7% (Continued)
	Dynasty Acquisition Co., Inc.
$18,000	3.81%, 4/6/26	$15,323
9,678	3.81%, 4/6/26	8,238
7,273	eResearch Technology, Inc., 5.50%, 2/4/27	7,111
39,473	Global Tel Link Corp., 4.43%, 11/29/25	33,905
73,499	Go Daddy Operating Company LLC, 1.93%, 2/15/24	70,620
55,504	Gray Television, Inc., 2.67%, 1/2/26	53,603
19,900	Grifols Worldwide Operations USA, Inc., 2.11%, 11/15/27	19,127
96,835	Horizon Therapeutics USA, Inc., 2.44%, 5/22/26	93,567
7,481	Hyland Software, Inc., 4.00%, 7/1/24	7,253
2,951	Inovalon Holdings, Inc., 3.19%, 4/2/25	2,856
137,030	JBS USA LUX SA, 3.07%, 5/1/26	130,578
16,115	Kenan Advantage Group, Inc. (The), 4.00%, 7/29/22	14,497
3,832	Kenan Canada GP, 4.00%, 7/29/22	3,447
9,103	Knowlton Development Corp., Inc., 4.06%, 12/22/25	8,687
17,562	Legalzoom.com, Inc., 4.68%, 11/21/24	17,123
19,950	Navicure, Inc., 4.18%, 10/22/26	19,102
59,543	Navistar, Inc., 3.70%, 11/6/24	56,243
19,900	Panther BF Aggregator 2 LP, 3.68%, 4/30/26	18,905
5,960	Pathway Vet Alliance LLC, 4.18%, 3/31/27	5,782
22,682	Phoenix Guarantor, Inc., 3.43%, 3/5/26	21,775
29,625	Pitney Bowes, Inc., 5.68%, 1/17/25	24,648
9,750	Playtika Holding Corp., 7.07%, 12/10/24	9,726
19,950	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), 4.25%, 9/23/26	19,139
97,722	Sinclair Television Group, Inc., 2.43%, 1/3/24	92,917
9,707	Staples, Inc., 5.69%, 4/16/26	8,324
56,571	Strike LLC, 9.00%, 11/30/22	45,257
11,436	Surf Holdings SARL, 3.83%, 3/5/27	10,938
56,599	Thor Industries, Inc., 3.94%, 2/2/26	55,254
10,000	TIBCO Software, Inc., 3.93%, 6/30/26	9,425
5,253	Ultimate Software Group, Inc. (The), 4.75%, 5/4/26	5,182
43,043	Ventia Finco Pty Ltd., 4.95%, 5/21/26	41,967
9,949	Verscend Holding Corp., 4.68%, 8/27/25	9,594
9,975	Vertafore, Inc., 3.63%, 7/2/25	9,382
15,788	Vertical US Newco, Inc., 4.25%, 7/15/27	15,472
	TOTAL TERM LOANS (Cost - $1,988,827)	1,848,734
	MUNICIPAL BONDS - 0.6%
	California Health Facilities Financing Authority
45,000	2.93%, 6/1/32	46,667
40,000	2.98%, 6/1/33	41,433
30,000	3.03%, 6/1/34	31,034
85,000	City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	110,268
Shares/ Principal		Fair Value
	MUNICIPAL BONDS - 0.6% (Continued)
$165,000	City of San Francisco CA Public Utilities Commission Water Revenue, 3.47%, 11/1/43	$176,556
110,000	Foothill-Eastern Transportation Corridor Agency, 4.09%, 1/15/49	112,948
95,000	Gilroy Unified School District, 3.36%, 8/1/47	97,495
85,000	Massachusetts School Building Authority, 3.40%, 10/15/40	86,696
70,000	Metro Wastewater Reclamation District, 3.16%, 4/1/41	73,358
50,000	New Jersey Transportation Trust Fund Authority, 4.13%, 6/15/42	46,570
45,000	New York State Dormitory Authority, 3.14%, 7/1/43	46,379
140,000	Pennsylvania Turnpike Commission, 3.58%, 12/1/43	146,794
45,000	Regional Transportation District Sales Tax Revenue, 3.26%, 11/1/38	49,080
40,000	Salt Lake City Corp., 3.10%, 4/1/38	40,652
30,000	San Bernardino Community College District, 3.27%, 8/1/39	32,647
35,000	San Diego County Regional Transportation Commission, 3.25%, 4/1/48	37,265
90,000	San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27	100,470
60,000	State of Oregon Department of Transportation, 3.17%, 11/15/38	64,731
85,000	State of Texas, 3.21%, 4/1/44	90,051
	Texas State University System
35,000	2.94%, 3/15/33	36,134
30,000	3.29%, 3/15/40	30,841
80,000	University of Pittsburgh-of the Commonwealth System of Higher Education, 3.01%, 9/15/41	85,517
60,000	Utah Transit Authority, 3.44%, 12/15/42	62,183
	TOTAL MUNICIPAL BONDS (Cost - $1,565,811)	1,645,769
	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUNDS - 3.5%
5,788,754	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (e)	5,788,754
3,416,180	Dreyfus Government Cash Management, 0.09% (e)	3,416,180
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,204,934)	9,204,934
	TOTAL INVESTMENTS - 101.9% (Cost - $193,406,937)	$266,359,025
	OTHER ASSETS LESS LIABILITIES - NET (1.9)%	(4,839,876)
	TOTAL NET ASSETS - 100.0%	$261,519,149

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2020, these securities amounted to $19,504,269 or 7.5% of net assets.

(b)  Variable rate security. The rate shown is the rate in effect at period end.

(c)  All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(e)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

GO - General Obligation

Libor - London Interbank Offer Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

Holdings by Asset Class	% of Net Assets
Common Stocks	71.5%
Corporate Bonds and Notes	10.4%
Asset Backed and Commercial Backed Securities	6.6%
Agency Mortgage Backed Securities	4.9%
Money Market Funds	3.5%
U.S. Treasury Securities	2.3%
Sovereign Debts	1.4%
Term Loans	0.7%
Municipal Bonds	0.6%
Other Assets Less Liabilities - Net	(1.9)%
100.0%

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
Australian 10 Year Bond Future	JP Morgan Securities LLC	2	9/15/2020	$204,882	$2,105
Australian 3 Year Bond Future	JP Morgan Securities LLC	25	9/15/2020	2,014,891	564
Canadian 10 Year Bond Future	JP Morgan Securities LLC	23	9/21/2020	2,597,548	6,625
Euro-OAT Future	JP Morgan Securities LLC	14	9/8/2020	2,636,145	43,543
U.S. 10 Year Note Future	JP Morgan Securities LLC	1	9/21/2020	139,172	289
U.S. 2 Year Note Future	JP Morgan Securities LLC	28	9/30/2020	6,183,188	1,202
U.S. 5 Year Note Future	JP Morgan Securities LLC	27	9/30/2020	3,395,039	6,641
U.S. Long Bond Future	JP Morgan Securities LLC	9	9/21/2020	1,607,062	5,519
U.S. Ultra Bond Future	JP Morgan Securities LLC	8	9/21/2020	1,745,250	10,375
					76,863
SHORT FUTURES CONTRACTS
MSCI Emerging Market Index Future	Goldman Sachs & Co.	16	9/18/2020	788,560	(14,115)
S&P 500 E-Mini Future	Goldman Sachs & Co.	301	9/18/2020	46,507,510	(1,246,013)
S&P Mid 400 Future	Goldman Sachs & Co.	66	9/18/2020	11,742,060	(319,640)
U.S. 10 Year Ultra Future	JP Morgan Securities LLC	15	9/21/2020	2,362,266	(10,654)
					(1,590,422)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,513,559)

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	US-CPI	1.91%	01/14/29	$(500,000)	$(25,502)	$-	$(25,502)
Citibank NA	At Maturity	US-CPI	1.94%	01/15/29	(850,000)	(45,885)	-	(45,885)
TOTAL NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS							$-	$(71,387)
See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

CURRENCY SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation
Citibank NA	Quarterly	3 Month US Libor	2.5%	05/04/21	$232,400	$7,981	$-	$7,981
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	07/10/21	280,000	(161)	-	(161)
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	10/15/21	275,000	(4,946)	-	(4,946)
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	10/30/21	555,000	(5,650)	-	(5,650)
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	11/22/21	552,500	(8,618)	-	(8,618)
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	12/12/21	610,500	(7,755)	-	(7,755)
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	12/20/21	943,500	(11,788)	-	(11,788)
TOTAL NET UNREALIZED DEPRECIATION ON CURRENCY SWAPS							$-	$(30,937)

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Nabors Industries, Inc.	Quarterly	Sell	-	1.00%	12/20/21	$170,000	$52,829	$3,632	$49,197
Citibank NA	Avon Products, Inc.	Quarterly	Sell	-	5.00%	03/20/23	135,000	(1,279)	(10,683)	9,404
JP Morgan	Italy Government Int'l Bond	Quarterly	Sell	-	1.00%	06/20/23	170,000	1,775	1,190	585
JP Morgan	Italy Government Int'l Bond	Quarterly	Buy	1.00%	-	06/20/23	170,000	(1,775)	(4,910)	3,135
Citibank NA	Nabors Industries, Inc.	Quarterly	Buy	1.00%	-	12/20/23	170,000	(96,808)	(17,648)	(79,160)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	-	12/20/23	1,050,000	(4,722)	7,387	(12,109)
JP Morgan	Ally Financials, Inc.	Quarterly	Sell	-	5.00%	12/20/24	350,000	(56,178)	(58,496)	2,318
JP Morgan	Goldman Sachs Group	Quarterly	Buy	1.00%	-	12/20/24	350,000	3,448	5,391	(1,943)
JP Morgan	Morgan Stanley	Quarterly	Buy	1.00%	-	12/20/24	350,000	5,664	5,917	(253)
Citibank NA	ICE CDX.NA.IG.33	Quarterly	Buy	1.00%	-	12/20/24	1,200,000	14,738	12,960	1,778
TOTAL NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(55,260)	$(27,048)

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/02/20	JP Morgan Chase Bank	530,000	AUD	364,825	USD	$86
07/02/20	JP Morgan Chase Bank	365,398	USD	530,000	AUD	487
07/14/20	JP Morgan Chase Bank	965,000	TRY	139,964	USD	393
07/16/20	Citibank NA	85,920,800	JPY	800,000	USD	(3,435)
07/16/20	Citibank NA	793,450	USD	85,920,800	JPY	(3,114)
07/21/20	JP Morgan Chase Bank	103,022	USD	150,000	AUD	(267)
07/21/20	JP Morgan Chase Bank	150,000	USD	89,481	AUD	13,807
07/22/20	JP Morgan Chase Bank	108,600,000	JPY	1,003,502	USD	3,400
07/22/20	JP Morgan Chase Bank	195,519	USD	21,000,000	JPY	814
07/23/20	JP Morgan Chase Bank	130,000	CAD	91,724	USD	3,730
07/23/20	JP Morgan Chase Bank	518,924	DKK	3,475,024	USD	(4,989)
07/23/20	JP Morgan Chase Bank	3,265,000	NOK	361,016	USD	(22,538)
07/23/20	JP Morgan Chase Bank	144,554	USD	190,000	CAD	5,045
07/23/20	JP Morgan Chase Bank	3,475,024	USD	507,467	DKK	16,446
07/23/20	JP Morgan Chase Bank	141,686	USD	127,124	EUR	(1,167)
07/23/20	JP Morgan Chase Bank	320,349	USD	3,265,000	NOK	(18,129)
08/05/20	JP Morgan Chase Bank	240,000	EUR	262,351	USD	7,421
08/05/20	JP Morgan Chase Bank	270,228	USD	240,000	EUR	456
08/06/20	JP Morgan Chase Bank	580,090	USD	960,000	AUD	(80,993)
08/13/20	JP Morgan Chase Bank	141,702,095	JPY	1,900,000	SGD	(47,909)
08/13/20	JP Morgan Chase Bank	579,433	JPY	62,200,000	USD	2,578
08/13/20	JP Morgan Chase Bank	140,000	SGD	10,766,099	JPY	517
08/13/20	JP Morgan Chase Bank	62,200,000	USD	583,380	JPY	(6,526)
08/21/20	JP Morgan Chase Bank	2,370,000	USD	339,576	CHN	(5,176)
08/21/20	JP Morgan Chase Bank	336,619	USD	2,370,000	CNH	2,220
09/14/20	JP Morgan Chase Bank	45,150,000	JPY	431,931	USD	(13,012)
09/15/20	Deutsche Bank	84,000	EUR	95,246	USD	(741)
09/15/20	JP Morgan Chase Bank	3,590,000	NOK	355,453	USD	16,790
09/15/20	Deutsche Bank	28,878	USD	40,000	CAD	(496)
09/15/20	Citibank NA	158,913	USD	220,000	CAD	(2,638)
09/15/20	JP Morgan Chase Bank	318,458	USD	441,000	CAD	(5,379)
09/15/20	JP Morgan Chase Bank	815,382	USD	729,001	EUR	(4,788)
09/15/20	Deutsche Bank	515,314	USD	458,000	EUR	37

See accompanying notes to financial statements.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Continued)

June 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
09/15/20	JP Morgan Chase Bank	729,001	USD	812,644	EUR	$7,525
09/15/20	JP Morgan Chase Bank	351,961	USD	3,590,000	NOK	(20,282)
09/16/20	JP Morgan Chase Bank	67,000,000	KRW	54,783	USD	950
09/16/20	JP Morgan Chase Bank	193,890	USD	238,000,000	KRW	(4,087)
12/07/20	JP Morgan Chase Bank	1,062,000,000	IDR	72,428	USD	617
12/07/20	Deutsche Bank	2,000,000,000	IDR	136,822	USD	739
12/08/20	JP Morgan Chase Bank	57,674	MXN	1,330,000	USD	1,254
12/08/20	Deutsche Bank	1,950,000	MXN	87,090	USD	(4,369)
12/08/20	JP Morgan Chase Bank	1,330,000	USD	59,359	MXN	(2,939)
12/08/20	Deutsche Bank	85,515	USD	1,950,000	MXN	2,793
12/24/20	JP Morgan Chase Bank	364,810	USD	530,000	AUD	(171)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(165,040)

AUD - Australian Dollar

CAD - Canadian Dollar

CNH - Chinese Offshore Yuan

DKK - Danish Krone

EUR - Euro

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

SGD - Singapore Dollar

TRY - Turkish Lira

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Portfolio of Investments

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	U.S. TREASURY SECURITIES - 52.2%
$15,920,000	U.S. Treasury Note, 1.63%, 8/15/29 (Cost - $16,712,684)	$17,370,834
	EXCHANGE TRADED FUNDS - 32.4%
	DEBT FUNDS - 12.5%
6,800	iShares 7-10 Year Treasury Bond ETF	828,716
32,757	iShares Short Maturity Bond ETF	1,638,178
18,250	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,670,422
	TOTAL DEBT FUNDS	4,137,316
	EQUITY FUNDS - 19.9%
7,536	iShares Core S&P 500 ETF	2,333,824
6,363	SPDR S&P 500 ETF Trust	1,962,095
8,221	Vanguard S&P 500 ETF	2,330,078
	TOTAL EQUITY FUNDS	6,625,997
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,652,354)	10,763,313
Shares/ Principal		Fair Value
	SHORT-TERM INVESTMENTS - 14.5%
	MONEY MARKET FUNDS - 14.5%
4,807,747	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a) (Cost - $4,807,747)	$4,807,747
	TOTAL INVESTMENTS - 99.1% (Cost - $30,172,785)	$32,941,894
	OTHER ASSETS LESS LIABILITIES - NET 0.9%	312,526
	TOTAL NET ASSETS - 100.0%	$33,254,420

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Securities	52.2%
Exchange Traded Funds	32.4%
Money Market Funds	14.5%
Other Assets Less Liabilities - Net	0.9%
100.0%

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
Nikkei 225 (OSE) Future	Credit Suisse	9	9/10/2020	$1,857,812	$(47,662)
SHORT FUTURES CONTRACTS
S&P 500 E-Mini Future	Credit Suisse	6	9/18/2020	927,060	(8,162)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(55,824)

See accompanying notes to financial statements.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	EXCHANGE TRADED FUNDS - 95.3%
	DEBT FUNDS - 14.5%
29,086	iShares 20+ Year Treasury Bond ETF	$4,768,068
21,024	iShares 3-7 Year Treasury Bond ETF	2,810,278
15,409	iShares 7-10 Year Treasury Bond ETF	1,877,895
37,187	iShares Intermediate-Term Corporate Bond ETF	2,245,351
195,747	iShares Long-Term Corporate Bond ETF	13,710,120
131,102	iShares Short Maturity Bond ETF	6,556,411
157,350	iShares Short-Term Corporate Bond ETF	8,608,618
570,747	iShares U.S. Treasury Bond ETF	15,975,209
	TOTAL DEBT FUNDS	56,551,950
	EQUITY FUNDS - 80.8%
570,364	iShares Core MSCI EAFE ETF	32,602,006
415,143	iShares Core S&P 500 ETF	128,565,636
137,631	iShares Core S&P Mid-Cap ETF	24,473,544
453,815	iShares Core S&P Small-Cap ETF	30,991,026
183,409	iShares Edge MSCI Min Vol USA ETF	11,120,088
190,589	iShares Edge MSCI USA Value Factor ETF	13,775,773
32,376	iShares Global Tech ETF	7,625,843
178,438	iShares MSCI EAFE Growth ETF	14,829,982
559,927	iShares Trust iShares ESG MSCI USA ETF	39,189,291
45,220	iShares U.S. Financial Services ETF	5,399,268
222,036	iShares, Inc. iShares ESG MSCI EM ETF	7,114,034
	TOTAL EQUITY FUNDS	315,686,491
	TOTAL EXCHANGE TRADED FUNDS (Cost - $313,718,591)	372,238,441
Shares/ Principal		Fair Value
	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUNDS - 2.1%
8,360,929	Dreyfus Government Cash Management, 0.09% (a)	$8,360,929
3,299	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a)	3,299
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,364,228)	8,364,228
	TOTAL INVESTMENTS - 97.4% (Cost - $322,082,819)	$380,602,669
	OTHER ASSETS LESS LIABILITIES - NET 2.6%	9,993,324
	TOTAL NET ASSETS - 100.0%	$390,595,993

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	95.3%
Money Market Funds	2.1%
Other Assets Less Liabilities - Net	2.6%
100.0%

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
SHORT FUTURES CONTRACTS
E-Mini Russell 2000 Future	Goldman Sachs & Co.	234	9/18/2020	$16,819,920	$(437,960)
MSCI EAFE Future	Goldman Sachs & Co.	246	9/18/2020	21,874,320	(139,000)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	72	9/18/2020	3,548,520	(53,320)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	17	9/18/2020	3,450,065	(89,155)
S&P 500 E-Mini Future	Goldman Sachs & Co.	516	9/18/2020	79,727,160	(2,385,688)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	82	9/18/2020	14,588,620	(156,775)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(3,261,898)

See accompanying notes to financial statements.

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments

June 30, 2020 (Unaudited)

Shares/ Principal		Fair Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 30.7%
36,777	iShares 0-5 Year High Yield Corporate Bond ETF	$1,577,365
9,932	iShares 20+ Year Treasury Bond ETF	1,628,153
38,287	iShares 3-7 Year Treasury Bond ETF	5,117,823
5,262	iShares 7-10 Year Treasury Bond ETF	641,280
9,550	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,284,475
21,163	iShares Intermediate-Term Corporate Bond ETF	1,277,822
139,252	iShares Long-Term Corporate Bond ETF	9,753,210
51,162	iShares Short Maturity Bond ETF	2,558,612
116,804	iShares Short-Term Corporate Bond ETF	6,390,347
389,783	iShares U.S. Treasury Bond ETF	10,910,026
	TOTAL DEBT FUNDS	41,139,113
	EQUITY FUNDS - 64.5%
165,051	iShares Core MSCI EAFE ETF	9,434,315
111,235	iShares Core S&P 500 ETF	34,448,367
37,027	iShares Core S&P Mid-Cap ETF	6,584,141
123,223	iShares Core S&P Small-Cap ETF	8,414,899
41,752	iShares Edge MSCI Min Vol USA ETF	2,531,424
52,064	iShares Edge MSCI USA Value Factor ETF	3,763,186
9,673	iShares Global Tech ETF	2,278,378
45,698	iShares MSCI EAFE Growth ETF	3,797,961
172,987	iShares Trust iShares ESG MSCI USA ETF	12,107,360
10,294	iShares U.S. Financial Services ETF	1,229,104
51,875	iShares, Inc. iShares ESG MSCI EM ETF	1,662,075
	TOTAL EQUITY FUNDS	86,251,210
	TOTAL EXCHANGE TRADED FUNDS (Cost - $110,652,236)	127,390,323
Shares/ Principal		Fair Value
	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUNDS - 3.2%
4,280,375	Dreyfus Government Cash Management, 0.09% (a)	$4,280,375
66,373	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a)	66,373
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,346,748)	4,346,748
	TOTAL INVESTMENTS - 98.4% (Cost - $114,998,984)	$131,737,071
	OTHER ASSETS LESS LIABILITIES - NET 1.6%	2,100,186
	TOTAL NET ASSETS - 100.0%	$133,837,257

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	95.2%
Money Market Funds	3.2%
Other Assets Less Liabilities - Net	1.6%
100.0%

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
SHORT FUTURES CONTRACTS
E-Mini Russell 2000 Future	Goldman Sachs & Co.	51	9/18/2020	$3,665,880	$(104,965)
MSCI EAFE Future	Goldman Sachs & Co.	55	9/18/2020	4,890,600	(31,515)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	18	9/18/2020	887,130	(15,195)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	4	9/18/2020	811,780	(20,945)
S&P 500 E-Mini Future	Goldman Sachs & Co.	113	9/18/2020	17,459,630	(447,975)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	19	9/18/2020	3,380,290	(62,165)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(682,760)

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	U.S. TREASURY SECURITIES - 46.5%
	U.S. Treasury Note
$700,000	1.13%, 8/31/21	$707,656
100,000	2.00%, 12/31/21	102,727
1,500,000	1.88%, 3/31/22	1,544,473
500,000	1.88%, 4/30/22	515,527
100,000	1.88%, 7/31/22	103,547
100,000	1.38%, 10/15/22	102,742
205,000	2.00%, 11/30/22	214,025
390,000	2.75%, 8/31/23	421,535
200,000	2.63%, 12/31/23	216,906
400,000	2.00%, 6/30/24	428,266
1,200,000	0.50%, 3/31/25	1,212,797
500,000	0.38%, 4/30/25	502,266
110,000	2.13%, 5/15/25	119,780
100,000	1.63%, 5/15/26	107,168
500,000	2.00%, 11/15/26	549,023
1,300,000	1.50%, 2/15/30	1,405,320
	U.S. Treasury Bond
520,000	6.25%, 5/15/30	801,206
230,000	4.25%, 5/15/39	355,359
100,000	4.50%, 8/15/39	159,270
240,000	4.25%, 11/15/40	374,972
100,000	4.38%, 5/15/41	159,031
80,000	3.13%, 11/15/41	108,331
100,000	2.88%, 11/15/46	132,984
25,000	2.75%, 11/15/47	32,709
140,000	3.13%, 5/15/48	196,208
980,000	2.00%, 2/15/50 (a)	1,122,330
103,942	U.S. Treasury Inflation Indexed Note,
	0.50%, 1/15/28 (a)	113,941
127,136	U.S. Treasury Inflation Indexed Bond,
	2.38%, 1/15/27 (a)	154,357
	TOTAL U.S. TREASURY SECURITIES (Cost - $11,179,373)	11,964,456
	EXCHANGE TRADED FUNDS - 30.2%
	EQUITY FUNDS - 30.2%
21,186	iShares MSCI EAFE ETF	1,289,592
21,056	SPDR S&P 500 ETF Trust	6,492,828
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,085,019)	7,782,420
	AGENCY MORTGAGE BACKED SECURITIES - 26.2%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.7%
	Federal National Mortgage Association
600,000	3.00%, 8/1/50 (b)	630,726
4,700,000	3.50%, 8/1/50 (b)	4,942,160
		5,572,886
Shares/ Principal			Fair Value
		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.5%
$1,100,000		Government National Mortgage Association, 3.50%, 7/20/50 (b)	$1,160,672
		TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $6,740,391)	6,733,558
		CORPORATE BONDS AND NOTES - 13.4%
		AEROSPACE & DEFENSE - 0.2%
10,000		Boeing Co. (The), 5.81%, 5/1/50	11,810
50,000		Spirit AeroSystems Inc, 3.95%, 6/15/23	42,250
			54,060
		AIRLINES - 0.5%
22,536		American Airlines 2013-1 Class A Pass Through Trust, 4.00%, 7/15/25	17,018
9,846		American Airlines 2019-1 Class A Pass Through Trust, 3.50%, 2/15/32	8,074
36,612		Spirit Airlines Pass Through Trust 2015-1A, 4.10%, 4/1/28	31,017
86,808		United Airlines 2016-1 Class AA Pass Through Trust, 3.10%, 7/7/28	82,051
			138,160
		AUTO MANUFACTURERS - 0.1%
30,000		Nissan Motor Acceptance Corp., 2.80%, 1/13/22 (c)	29,714
		BANKS - 4.2%
100,000		Banco La Hipotecaria SA, 4.75%, 11/15/22 (c)	102,400
		Bank of America Corp.
100,000		3.09%, (3 Month US Libor + 1.09%), 10/1/25 (d)	108,184
11,000		3.42%, (3 Month US Libor + 1.04%), 12/20/28 (d)	12,253
200,000		Barclays PLC, 4.61%, (3 Month US Libor + 1.40%), 2/15/23 (d)	210,582
100,000		Lloyds Bank Corporate Markets PLC/ New York NY, 0.77%, (3 Month US Libor + 0.50%), 10/26/20 (d)	100,142
100,000		Mitsubishi UFJ Financial Group, Inc., 3.41%, 3/7/24	107,975
100,000	GBP	Royal Bank of Scotland Group PLC, 2.88%, (1 Year ICE GBP Swap + 1.49%), 9/19/26 (a),(d)	128,277
200,000		UBS Group AG, 2.65%, 2/1/22 (c)	205,958
100,000		Wells Fargo & Co., 1.99%, (3 Month US Libor + 1.23%), 10/31/23 (d)	100,723
			1,076,494
		CHEMICALS - 0.2%
30,000		Huntsman International LLC, 4.50%, 5/1/29	31,562
30,000		Syngenta Finance NV, 3.13%, 3/28/22	30,406
			61,968

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	COMPUTERS - 0.4%
$100,000	Dell International LLC / EMC Corp., 5.30%, 10/1/29 (c)	$110,373
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
40,000	Avolon Holdings Funding Ltd., 4.38%, 5/1/26 (c)	33,635
20,000	Stifel Financial Corp., 4.00%, 5/15/30	20,976
		54,611
	ELECTRIC - 0.8%
20,000	Duke Energy Corp., 2.45%, 6/1/30	21,077
20,000	Entergy Corp., 2.80%, 6/15/30	21,135
50,000	FirstEnergy Corp., 2.25%, 9/1/30	50,275
20,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	20,598
	Southern California Edison Co.
20,000	4.65%, 10/1/43	24,488
50,000	4.00%, 4/1/47	56,977
		194,550
	ELECTRONICS - 0.1%
30,000	Flex Ltd., 4.88%, 6/15/29	33,107
	FOOD - 0.1%
26,000	Kraft Heinz Foods Co., 3.95%, 7/15/25	27,587
	GAS - 0.1%
30,000	Washington Gas Light Co., 3.80%, 9/15/46	33,648
	HEALTHCARE-PRODUCTS - 0.1%
30,000	Boston Scientific Corp., 2.65%, 6/1/30	31,262
	HEALTHCARE-SERVICES - 0.3%
40,000	Adventist Health System/West, 2.43%, 9/1/24	41,521
20,000	Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	21,474
		62,995
	INSURANCE - 0.2%
50,000	Fairfax Financial Holdings Ltd., 4.63%, 4/29/30 (c)	53,880
	LODGING - 0.1%
30,000	Las Vegas Sands Corp., 2.90%, 6/25/25	29,139
	MACHINERY-DIVERSIFIED - 0.2%
40,000	Westinghouse Air Brake Technologies Corp., 4.40%, 3/15/24	42,406
	MEDIA - 0.4%
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.75%, 2/15/28	109,011
Shares/ Principal		Fair Value
	MISCELLANEOUS MANUFACTURING - 0.2%
$40,000	General Electric Co., 4.25%, 5/1/40	$39,803
	OIL & GAS - 0.3%
30,000	Diamondback Energy, Inc., 2.88%, 12/1/24	30,018
40,000	Equinor ASA, 3.13%, 4/6/30	44,120
		74,138
	PHARMACEUTICALS - 0.4%
10,000	AbbVie Inc, 2.60%, 11/21/24 (c)	10,616
100,000	Bayer US Finance II LLC, 2.75%, 7/15/21 (c)	101,724
		112,340
	PIPELINES - 1.3%
30,000	NGPL PipeCo LLC, 4.88%, 8/15/27 (c)	32,968
100,000	ONEOK Inc, 4.35%, 3/15/29	105,201
40,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30 (c)	36,800
100,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	112,615
40,000	Tennessee Gas Pipeline Co. LLC, 2.90%, 3/1/30 (c)	40,994
		328,578
	REITS - 1.7%
40,000	American Campus Communities Operating Partnership LP, 2.85%, 2/1/30	38,635
100,000	American Tower Corp., 2.25%, 1/15/22	102,493
40,000	CubeSmart LP, 3.00%, 2/15/30	42,449
10,000	Equinix, Inc., 2.63%, 11/18/24	10,646
40,000	GLP Capital LP / GLP Financing II Inc, 5.38%, 4/15/26	43,704
10,000	Host Hotels & Resorts LP, 4.00%, 6/15/25	10,376
100,000	Hudson Pacific Properties LP, 4.65%, 4/1/29	108,041
60,000	Weyerhaeuser Co., 4.00%, 4/15/30	67,901
		424,245
	SEMICONDUCTORS - 0.3%
20,000	Marvell Technology Group Ltd., 4.20%, 6/22/23	21,491
50,000	NXP BV / NXP Funding LLC/NXP USA, Inc., 3.88%, 6/18/26 (c)	55,950
		77,441
	SOFTWARE - 0.3%
30,000	Fair Isaac Corp., 4.00%, 6/15/28 (c)	30,075
40,000	Oracle Corp., 2.80%, 4/1/27	43,684
		73,759
	TELECOMMUNICATIONS - 0.6%
	AT&T, Inc.
20,000	2.30%, 6/1/27	20,705
30,000	4.10%, 2/15/28	34,319
20,000	3.65%, 6/1/51	20,940
30,000	Level 3 Financing, Inc., 3.88%, 11/15/29 (c)	31,630

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	TELECOMMUNICATIONS - 0.6% (continued)
$30,000	Sprint Corp, 7.25%, 9/15/21	$31,451
20,000	Vodafone Group PLC, 3.75%, 1/16/24	21,842
		160,887
	TRUCKING & LEASING - 0.1%
30,000	Aviation Capital Group LLC, 4.13%, 8/1/25 (c)	26,910
	TOTAL CORPORATE BONDS AND NOTES (Cost - $3,360,951)	3,461,066
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.0%
182,488	Aames Mortgage Investment Trust 2006-1, 0.66%, (1 Month US Libor + 0.48%), 4/25/36 (d)	149,494
9,087	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2, 1.46%, (1 Month US Libor + 1.28%), 8/25/32 (d)	8,399
6,356	ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 0.33%, (1 Month US Libor + 0.15%), 4/25/36 (d)	6,247
48,866	Alternative Loan Trust 2005-14, 0.39%, (1 Month US Libor + 0.21%), 5/25/35 (d)	42,149
22,384	Alternative Loan Trust 2005-J12, 0.72%, (1 Month US Libor + 0.54%), 8/25/35 (d)	12,672
14,407	Alternative Loan Trust 2006-OA9, 0.40%, (1 Month US Libor + 0.21%), 7/20/46 (d)	7,734
23,150	American Home Mortgage Assets Trust 2006-2, 0.37%, (1 Month US Libor + 0.19%), 9/25/46 (d)	16,879
9,072	Bear Stearns ALT-A Trust 2005-8, 3.72%, 10/25/35 (d)	7,843
23,375	ChaseFlex Trust Series 2007-2, 0.46%, (1 Month US Libor + 0.28%), 5/25/37 (d)	19,412
10,341	Chevy Chase Funding LLC Mortgage- Backed Certificates Series 2004-3, 0.43%, (1 Month US Libor + 0.25%), 8/25/35 (c),(d)	9,578
11,891	Chevy Chase Funding LLC Mortgage- Backed Certificates Series 2004-4, 0.41%, (1 Month US Libor + 0.23%), 10/25/35 (c),(d)	10,123
104,294	CHL Mortgage Pass-Through Trust 2006-6, 6.00%, 4/25/36	79,036
100,000	Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (c)	107,632
26,445	Citigroup Mortgage Loan Trust 2007-AMC1, 0.34%, (1 Month US Libor + 0.16%), 12/25/36 (c),(d)	15,471
	Countrywide Asset-Backed Certificates
110,692	0.55%, (1 Month US Libor + 0.37%), 4/25/36 (d)	103,439
14,432	0.31%, (1 Month US Libor + 0.13%), 12/25/36 (d)	13,226
33,109	0.33%, (1 Month US Libor + 0.15%), 5/25/37 (d)	31,567
20,458	0.32%, (1 Month US Libor + 0.14%), 6/25/47 (d)	16,007
Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.0% (continued)
$5,234	Credit Suisse First Boston Mortgage Securities Corp, 4.50%, 7/25/20	$5,058
8,600	CWABS Asset-Backed Certificates Trust 2006-17, 0.33%, (1 Month US Libor + 0.15%), 3/25/47 (d)	7,877
18,827	Encore Credit Receivables Trust 2005-1, 0.84%, (1 Month US Libor + 0.66%), 7/25/35 (d)	17,978
20,744	FBR Securitization Trust, 0.86%, (1 Month US Libor + 0.68%), 10/25/35 (d)	19,266
4,690	Freddie Mac Multifamily Structured Pass Through Certificates, 0.88%, (1 Month US Libor + 0.70%), 9/25/22 (d)	4,690
	Government National Mortgage Association
70,564	0.90%, (1 Month US Libor + 0.60%), 5/20/65 (d)	70,329
75,223	0.92%, (1 Month US Libor + 0.62%), 8/20/65 (d)	75,020
1,269	1.00%, (1 Month US Libor + 0.70%), 10/20/65 (d)	1,275
70,854	1.30%, (1 Month US Libor + 1.00%), 12/20/65 (d)	71,683
24,381	Great Hall Mortgages No 1 PLC, 0.44%, (3 Month US Libor + 0.13%), 6/18/39 (c),(d)	23,160
23,063	GreenPoint Mortgage Funding Trust 2006-AR2, 3.50%, (1 Year CMT + 2.00%), 3/25/36 (d)	20,446
16,390	GSAMP Trust 2006-HE4, 0.32%, (1 Month US Libor + 0.14%), 6/25/36 (d)	14,880
7,564	GSR Mortgage Loan Trust 2005-AR6, 4.07%, 9/25/35 (d)	7,341
9,068	Impac CMB Trust Series 2005-8, 0.88%, (1 Month US Libor + 0.70%), 2/25/36 (d)	7,708
14,644	IndyMac INDX Mortgage Loan Trust 2006-AR4, 0.39%, (1 Month US Libor + 0.21%), 5/25/46 (d)	12,684
1,430	JP Morgan Mortgage Trust 2006-S2, 5.88%, 6/25/21	1,398
6,482	Long Beach Mortgage Loan Trust 2004-2, 1.80%, (1 Month US Libor + 1.62%), 6/25/34 (d)	6,368
23,507	Long Beach Mortgage Loan Trust 2005-3, 0.70%, (1 Month US Libor + 0.52%), 8/25/45 (d)	19,946
27,114	Long Beach Mortgage Loan Trust 2006-7, 0.34%, (1 Month US Libor + 0.16%), 8/25/36 (d)	13,731
7,804	MortgageIT Trust 2005-4, 0.46%, (1 Month US Libor + 0.28%), 10/25/35 (d)	7,092
92,444	New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (c),(d)	96,916
18,722	RASC Series 2004-KS10 Trust, 1.91%, (1 Month US Libor + 1.73%), 11/25/34 (d)	15,523

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.0% (continued)
$9,210	Reperforming Loan REMIC Trust 2006-R1, 0.52%, (1 Month US Libor + 0.34%), 1/25/36 (c),(d)		$7,464
14,343	SLC Student Loan Trust 2006-2, 0.41%, (3 Month US Libor + 0.10%), 9/15/26 (d)		13,998
16,490	Soundview Home Loan Trust 2007-WMC1, 0.29%, (1 Month US Libor + 0.11%), 2/25/37 (d)		4,936
	Structured Adjustable Rate Mortgage Loan Trust
4,937	3.77%, 2/25/34 (d)		4,319
4,943	3.72%, 9/25/34 (d)		4,583
7,917	Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS, 0.48%, (1 Month US Libor + 0.30%), 10/25/35 (d)		7,450
5,337	Structured Asset Investment Loan Trust 2004-7, 1.23%, (1 Month US Libor + 1.05%), 8/25/34 (d)		4,965
15,453	Structured Asset Securities Corp Mortgage Loan Trust 2006-BC2, 0.33%, (1 Month US Libor + 0.15%), 9/25/36 (d)		13,161
39,291	WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust, 2.24%, (COFI + 1.50%), 8/25/46 (d)		34,210
13,307	WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, 3.18%, 4/25/37 (d)		11,001
	TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $1,339,633)		1,283,364
	SOVEREIGN DEBTS - 1.7%
200,000	Development Bank of Japan, Inc., 1.63%, 9/1/21 (c)		202,547
200,000	Japan Finance Organization for Municipalities, 2.13%, 10/25/23 (c)		209,511
100,000	Peruvian Government International Bond, 8.20%, 8/12/26 (c)	PEN	36,568
	TOTAL SOVEREIGN DEBTS (Cost - $435,949)		448,626
	MUNICIPAL BONDS - 0.4%
30,000	New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23		28,834
40,000	New York State Urban Development Corp., 1.83%, 3/15/29		40,299
20,000	State of Wisconsin, 2.10%, 5/1/26		20,752
	TOTAL MUNICIPAL BONDS (Cost - $90,000)		89,885
Shares/ Principal		Fair Value
	SHORT-TERM INVESTMENTS - 8.4%
	U.S. TREASURY SECURITIES - 8.2%
	U.S. Treasury Bill
$400,000	0.12%, 7/9/20 (e)	$399,989
400,000	0.15%, 7/30/20 (e)	399,958
400,000	0.13%, 8/6/20 (e)	399,952
500,000	0.16%, 9/24/20 (e)	499,829
400,000	0.18%, 9/29/20 (e)	399,862
	TOTAL U.S. TREASURY SECURITIES (Cost - $2,099,791)	2,099,590
	MONEY MARKET FUNDS - 0.2%
62,536	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (f) (Cost - $62,536)	62,536
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,162,327)	2,162,126
	TOTAL INVESTMENTS BEFORE SECURITIES SOLD - 131.8% (Cost - $31,393,643)	$33,925,501
	OTHER ASSETS LESS LIABILITIES - NET (31.8)%	(8,189,370)
	TOTAL NET ASSETS - 100.0%	$25,736,131
	SECURITIES SOLD - (0.4)%
	AGENCY MORTGAGE BACKED SECURITIES - (0.4)%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - (0.4)%
$(100,000)	Federal National Mortgage Association, 4.50%, 7/1/50 (Proceeds - $(107,547)) (b)	$(107,453)
	TOTAL SECURITIES SOLD (Proceeds - $(107,547))	$(107,453)

(a)  All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(b)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(c)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2020, these securities amounted to $1,622,597 or 6.3% of net assets.

(d)  Variable rate security. The rate shown is the rate in effect at period end.

(e)  Rate shown represents discount rate at the time of purchase.

(f)  The rate shown is the annualized seven-day yield at period end.

CMT - Treasury Constant Maturity Rate

COFI - 11th District Monthly Weighted Average Cost of Funds Index

ICE GBP Swap - Ice Swap Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Holdings by Asset Class	% of Net Assets
U.S. Treasury Securities	54.7%
Exchange Traded Funds	30.2%
Agency Mortgage Backed Securities	26.2%
Corporate Bonds and Notes	13.4%
Asset Backed and Commercial Backed Securities	5.0%
Sovereign Debts	1.7%
Municipal Bonds	0.4%
Money Market Funds	0.2%
Other Assets Less Liabilities - Net	(31.8)%
100.0%

REVERSE REPURCHASE AGREEMENTS
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements
BofA Securities, Inc.	0.05%	06/29/20	07/15/20	(2,473,200)	$(2,473,344)
BofA Securities, Inc.	0.21%	06/12/20	08/12/20	(201,750)	(201,772)
BofA Securities, Inc.	0.18%	06/26/20	07/02/20	(1,192,125)	(1,192,155)
TOTAL REVERSE REPURCHASE AGREEMENTS					$(3,867,271)
FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
Euro-BTP Future	Goldman Sachs & Co.	4	9/8/2020	$646,395	$19,464
U.S. 10 Year Note Future	Goldman Sachs & Co.	2	9/21/2020	278,344	1,203
					20,667
SHORT FUTURES CONTRACTS
Euro-Bund Future	Goldman Sachs & Co.	3	9/8/2020	594,775	(5,077)
Euro-OAT Future	Goldman Sachs & Co.	1	9/8/2020	188,296	(2,538)
Long Gilt Future	Goldman Sachs & Co.	2	9/28/2020	340,136	260
U.S. Long Bond Future	Goldman Sachs & Co.	6	9/21/2020	1,071,375	(2,437)
U.S. Ultra Bond Future	Goldman Sachs & Co.	3	9/21/2020	654,469	2,484
					(7,308)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$13,359

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Quarterly	3 Month US Libor	1.25%	06/17/25	300,000		$(13,957)	$(1,202)	$(12,755)
Goldman Sachs & Co.	Quarterly	3 Month US Libor	0.96%	03/31/30	200,000		(6,969)	-	(6,969)
Goldman Sachs & Co.	Quarterly	3 Month US Libor	1.25%	06/17/30	400,000		(24,380)	22,579	(46,959)
Goldman Sachs & Co.	Semi-Annually	0.25%	6 Month Euribor	12/15/30	100,000	EUR	4,699	4,097	602
TOTAL NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS								$25,474	$(66,081)

See accompanying notes to financial statements.

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.33	Quarterly	Buy	1.00%	-	12/20/24	800,000	$9,720	$13,331	$(3,611)
Goldman Sachs & Co.	CDX.NA.IG.34	Quarterly	Buy	1.00%	-	06/20/25	800,000	9,645	(12,656)	22,301
Goldman Sachs & Co.	CDX.NA.HY.34	Quarterly	Buy	5.00%	-	06/20/25	190,000	(1,002)	3,257	(4,259)
TOTAL NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$3,932	$14,431

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/02/20	Barclays Bank PLC	5,676	USD	5,000	EUR	$60
07/02/20	Barclays Bank PLC	131,401	USD	106,000	GBP	426
10/05/20	Barclays Bank PLC	36,816	USD	126,985	PEN	972
10/21/20	Barclays Bank PLC	515,000	MXN	23,370	USD	(1,402)
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$56

EUR - Euro

GBP - Pound Sterling

MXN - Mexican Peso

See accompanying notes to financial statements.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	VARIABLE INSURANCE TRUSTS - 80.3%
	DEBT FUNDS - 18.9%
1,382,300	MFS Total Return Bond Series, Class I	$19,407,493
	TOTAL DEBT FUNDS	19,407,493
	Equity Funds - 61.4%
233,384	American Century VP Mid Capital Value, Class I	3,974,535
1,191,918	American Century VP Value Fund, Class I	10,858,371
81,495	Invesco VI International Growth Fund, Class I	2,920,769
226,035	MFS Growth Series	14,771,365
325,666	MFS VIT II - International Intrinsic Value Portfolio, Class I	9,825,343
77,521	MFS VIT II Blended Research Core Equity Portfolio, Class I	3,934,177
282,185	MFS VIT MID Capital Growth Series	2,982,693
646,388	Putnam VT Equity Income	13,787,463
	TOTAL EQUITY FUNDS	63,054,716
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $70,381,252)	82,462,209
	EXCHANGE TRADED FUNDS - 15.3%
	DEBT FUNDS - 4.7%
23,626	iShares iBoxx High Yield Corporate Bond ETF	1,928,354
53,242	iShares Short-Term Corporate Bond ETF	2,912,870
	TOTAL DEBT FUNDS	4,841,224
Shares/ Principal		Fair Value
	EQUITY FUNDS - 10.6%
20,223	iShares Core MSCI Emerging Markets ETF	$962,615
73,039	iShares MSCI EAFE Value ETF	2,919,369
15,396	iShares Russell 1000 Growth ETF	2,955,262
28,034	iShares Russell 2000 ETF	4,013,908
	TOTAL EQUITY FUNDS	10,851,154
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,917,854)	15,692,378
	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUNDS - 2.5%
2,604,507	Dreyfus Government Cash Management, 0.09% (a)	2,604,507
5,336	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (a)	5,336
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,609,843)	2,609,843
	TOTAL INVESTMENTS - 98.1% (Cost - $86,908,949)	$100,764,430
	OTHER ASSETS LESS LIABILITIES - NET 1.9%	1,939,896
	TOTAL NET ASSETS - 100.0%	$102,704,326

(a)  The rate shown is the annualized seven-day yield at period end.

Holdings by Asset Class	% of Net Assets
Variable Insurance Trusts	80.3%
Exchange Traded Funds	15.3%
Money Market Funds	2.5%
Other Assets Less Liabilities - Net	1.9%
100.0%

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
SHORT FUTURES CONTRACTS
E-Mini Russell 2000 Future	Goldman Sachs & Co.	26	9/18/2020	$1,868,880	$(70,520)
MSCI EAFE Future	Goldman Sachs & Co.	64	9/18/2020	5,690,880	(59,160)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	19	9/18/2020	936,415	(15,670)
S&P 500 E-Mini Future	Goldman Sachs & Co.	80	9/18/2020	12,360,800	(273,220)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	32	9/18/2020	5,693,120	(116,350)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(534,920)

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2020

Shares/ Principal		Fair Value
	COMMON STOCKS - 62.1%
	AEROSPACE & DEFENSE - 1.6%
4,402	Boeing Co. (The)	$806,887
6,656	Lockheed Martin Corp.	2,428,907
6,463	Northrop Grumman Corp.	1,986,985
23,347	Raytheon Technologies Corp.	1,438,642
		6,661,421
	AIR FREIGHT & LOGISTICS - 0.2%
5,589	FedEx Corp.	783,690
	AIRLINES - 0.1%
31,840	JetBlue Airways Corp.*	347,056
	BANKS - 1.2%
219,373	Bank of America Corp.	5,210,109
	BEVERAGES - 1.0%
90,217	Coca-Cola Co. (The)	4,030,896
	BIOTECHNOLOGY - 1.3%
5,600	89bio, Inc.*	111,608
5,500	Akouos, Inc.*	123,750
927	Alnylam Pharmaceuticals, Inc.*	137,298
4,232	Apellis Pharmaceuticals, Inc.*	138,217
3,036	Assembly Biosciences, Inc.*	70,800
3,737	Atreca, Inc., Class A*	79,523
8,900	Avidity Biosciences, Inc.*	251,514
7,700	Black Diamond Therapeutics, Inc.*	324,632
1,300	Bluebird Bio, Inc.*	79,352
3,289	Constellation Pharmaceuticals, Inc.*	98,834
9,300	Forma Therapeutics Holdings, Inc.*	432,357
5,541	G1 Therapeutics, Inc.*	134,425
7,800	Generation Bio Co.*	163,800
2,826	Global Blood Therapeutics, Inc.*	178,405
11,196	GlycoMimetics, Inc.*	42,097
21,150	ImmunoGen, Inc.*	97,290
2,317	Incyte Corp.*	240,899
2,000	Kodiak Sciences, Inc.*	108,240
6,300	Legend Biotech Corp., ADR*	268,128
1,353	Madrigal Pharmaceuticals, Inc.*	153,227
1,228	Mirati Therapeutics, Inc.*	140,201
3,900	Oyster Point Pharma, Inc.*	112,632
730	Regeneron Pharmaceuticals, Inc.*	455,265
3,700	REVOLUTION Medicines, Inc.*	116,809
15,838	Rigel Pharmaceuticals, Inc.*	28,984
2,294	Seattle Genetics, Inc.*	389,796
9,328	Syndax Pharmaceuticals, Inc.*	138,241
2,777	Turning Point Therapeutics, Inc.*	179,366
3,816	UroGen Pharma Ltd.*	99,674
1,751	Vertex Pharmaceuticals, Inc.*	508,333
		5,403,697
Shares/ Principal		Fair Value
	BUILDING PRODUCTS - 0.3%
12,610	Trane Technologies PLC	$1,122,038
	CAPITAL MARKETS - 2.0%
37,687	Ares Management Corp., Class A	1,496,174
1,366	BlackRock, Inc.	743,227
25,241	Blackstone Group, Inc. (The), Class A	1,430,155
20,150	Blucora, Inc.*	230,113
47,599	Charles Schwab Corp. (The)	1,605,990
358	CME Group, Inc.	58,189
296	Goldman Sachs Group, Inc. (The)	58,495
11,459	Hamilton Lane, Inc., Class A	771,993
4,583	S&P Global, Inc.	1,510,007
18,326	TD Ameritrade Holding Corp.	666,700
		8,571,043
	CHEMICALS - 1.5%
20,695	Cabot Corp.	766,750
9,089	Celanese Corp.	784,744
11,090	FMC Corp.	1,104,786
8,466	Ingevity Corp.*	445,058
8,069	Linde PLC	1,711,516
12,921	Livent Corp.*	79,593
12,439	PPG Industries, Inc.	1,319,280
		6,211,727
	COMMUNICATIONS EQUIPMENT - 0.3%
15,221	Lumentum Holdings, Inc.*	1,239,446
	CONSTRUCTION & ENGINEERING - 0.1%
15,469	Dycom Industries, Inc.*	632,527
	CONSUMER FINANCE - 0.3%
8,610	American Express Co.	819,672
17,815	OneMain Holdings, Inc.	437,180
		1,256,852
	CONTAINERS & PACKAGING - 0.3%
18,035	Ball Corp.	1,253,252
	DIVERSIFIED CONSUMER SERVICES - 0.0%†
42,794	Houghton Mifflin Harcourt Co.*	77,457
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
65,392	Equitable Holdings, Inc.	1,261,411
15,258	Voya Financial, Inc.	711,786
		1,973,197
	ELECTRIC UTILITIES - 1.7%
31,750	Duke Energy Corp.	2,536,508
32,686	Edison International	1,775,177
67,536	Exelon Corp.	2,450,881
19,227	NRG Energy, Inc.	626,031
		7,388,597

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ELECTRICAL EQUIPMENT - 0.1%
29,674	nVent Electric PLC	$555,794
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
41,383	Corning, Inc.	1,071,820
	ENERGY EQUIPMENT & SERVICES - 0.1%
29,376	Schlumberger Ltd.	540,225
	ENTERTAINMENT - 1.6%
10,007	Electronic Arts, Inc.*	1,321,424
7,805	Netflix, Inc.*	3,551,587
3,332	Spotify Technology SA*	860,289
9,709	Walt Disney Co. (The)	1,082,651
		6,815,951
	EQUITY REAL ESTATE INVESTMENT - 2.1%
9,815	Alexandria Real Estate Equities, Inc.	1,592,484
12,418	American Tower Corp.	3,210,550
30,086	Douglas Emmett, Inc.	922,437
4,089	Equinix, Inc.	2,871,704
2,657	Sun Communities, Inc.	360,502
		8,957,677
	FOOD & STAPLES RETAILING - 0.2%
25,314	Performance Food Group Co.*	737,650
	FOOD PRODUCTS - 0.7%
58,699	Mondelez International, Inc., Class A	3,001,280
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
21,395	Baxter International, Inc.	1,842,109
59,212	Boston Scientific Corp.*	2,078,933
14,057	Danaher Corp.	2,485,699
22,723	Edwards Lifesciences Corp.*	1,570,387
24,719	Envista Holdings Corp.*	521,324
3,043	IDEXX Laboratories, Inc.*	1,004,677
2,726	Intuitive Surgical, Inc.*	1,553,357
		11,056,486
	HEALTH CARE PROVIDERS & SERVICES - 1.6%
6,762	Anthem, Inc.	1,778,271
13,917	Centene Corp.*	884,425
8,293	HCA Healthcare, Inc.	804,918
4,847	McKesson Corp.	743,627
9,306	UnitedHealth Group, Inc.	2,744,805
		6,956,046
	HOTELS, RESTAURANTS & LEISURE - 1.8%
14,056	Hyatt Hotels Corp., Class A	706,876
38,473	McDonald's Corp.	7,097,115
		7,803,991
Shares/ Principal		Fair Value
	HOUSEHOLD PRODUCTS - 1.3%
45,800	Procter & Gamble Co. (The)	$5,476,306
	INDUSTRIAL CONGLOMERATES - 0.4%
212	3M Co.	33,070
2,174	General Electric Co.	14,848
11,328	Honeywell International, Inc.	1,637,916
		1,685,834
	INSURANCE - 2.0%
29,820	American International Group, Inc.	929,788
12,334	Assurant, Inc.	1,273,979
31,031	Assured Guaranty Ltd.	757,467
23,348	Athene Holding Ltd., Class A*	728,224
30,210	Hartford Financial Services Group, Inc. (The)	1,164,596
7,728	Marsh & McLennan Cos., Inc.	829,755
17,249	Progressive Corp. (The)	1,381,817
4,100	RenaissanceRe Holdings Ltd.	701,223
15,838	Trupanion, Inc.*	676,124
		8,442,973
	INTERACTIVE MEDIA & SERVICES - 4.6%
7,106	Alphabet, Inc., Class A*	10,076,663
26,305	Facebook, Inc., Class A*	5,973,076
17,536	Match Group, Inc.*	1,877,229
66,200	Snap, Inc., Class A*	1,555,038
		19,482,006
	INTERNET & DIRECT MARKETING RETAIL - 3.6%
4,893	Amazon.com, Inc.*	13,498,906
18,229	Etsy, Inc.*	1,936,467
		15,435,373
	IT SERVICES - 3.0%
6,224	FleetCor Technologies, Inc.*	1,565,523
24,417	Genpact Ltd.	891,709
22,150	Global Payments, Inc.	3,757,083
13,128	PayPal Holdings, Inc.*	2,287,291
6,696	Science Applications International Corp.	520,145
15,196	Visa, Inc., Class A	2,935,411
4,091	WEX, Inc.*	675,056
		12,632,218
	LIFE SCIENCES TOOLS & SERVICES - 0.5%
16,764	Agilent Technologies, Inc.	1,481,435
29,659	PPD, Inc.*	794,861
		2,276,296
	MACHINERY - 1.3%
26,812	Fortive Corp.	1,814,100
247	Illinois Tool Works, Inc.	43,188
65,488	Ingersoll Rand, Inc.*	1,841,523
15,420	Kennametal, Inc.	442,708
19,436	Rexnord Corp.	566,559

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	MACHINERY - 1.3% (Continued)
2,846	Stanley Black & Decker, Inc.	$396,675
4,014	Westinghouse Air Brake Technologies Corp.	231,086
		5,335,839
	MEDIA - 1.5%
8,899	Charter Communications, Inc., Class A*	4,538,846
10,606	New York Times Co. (The), Class A	445,770
24,467	Omnicom Group, Inc.	1,335,898
		6,320,514
	MULTI-UTILITIES - 0.2%
7,679	Sempra Energy	900,209
	OIL, GAS & CONSUMABLE FUELS - 1.8%
18,747	BP PLC, ADR	437,180
16,200	Chevron Corp.	1,445,526
5,480	Concho Resources, Inc.	282,220
6,298	Diamondback Energy, Inc.	263,382
24,577	EOG Resources, Inc.	1,245,071
53,294	Exxon Mobil Corp.	2,383,308
23,208	Marathon Petroleum Corp.	867,515
27,730	Noble Energy, Inc.	248,461
3,223	Pioneer Natural Resources Co.	314,887
8,285	TC Energy Corp.	355,095
		7,842,645
	PHARMACEUTICALS - 3.4%
52,032	AstraZeneca PLC, ADR	2,751,972
23,516	Eli Lilly and Co.	3,860,857
2,871	MyoKardia, Inc.*	277,396
19,847	Novartis AG, ADR	1,733,437
4,992	Odonate Therapeutics, Inc.*	211,361
143,013	Pfizer, Inc.	4,676,525
696	Reata Pharmaceuticals, Inc., Class A*	108,590
8,585	Royalty Pharma PLC, Class A*	416,802
2,200	Satsuma Pharmaceuticals, Inc.*	63,272
5,685	Tricida, Inc.*	156,224
4,595	WaVe Life Sciences Ltd.*	47,834
		14,304,270
	PROFESSIONAL SERVICES - 0.6%
2,075	Equifax, Inc.	356,651
13,000	IHS Markit Ltd.	981,500
2,092	TransUnion	182,088
14,494	TriNet Group, Inc.*	883,264
		2,403,503
	ROAD & RAIL - 0.6%
9,803	JB Hunt Transport Services, Inc.	1,179,693
4,409	Knight-Swift Transportation Holdings, Inc.	183,899
31,662	Uber Technologies, Inc.*	984,055
		2,347,647
Shares/ Principal		Fair Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
36,276	Advanced Micro Devices, Inc.*	$1,908,480
8,813	Intel Corp.	527,282
7,365	KLA Corp.	1,432,345
48,114	Lattice Semiconductor Corp.*	1,365,956
52,244	Marvell Technology Group Ltd.	1,831,675
26,712	Micron Technology, Inc.*	1,376,202
16,357	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	928,587
12,262	Teradyne, Inc.	1,036,262
14,614	Texas Instruments, Inc.	1,855,540
		12,262,329
	SOFTWARE - 5.8%
2,140	Adobe, Inc.*	931,563
4,668	Guidewire Software, Inc.*	517,448
74,956	Microsoft Corp.	15,254,295
7,605	Q2 Holdings, Inc.*	652,433
12,605	salesforce.com, Inc.*	2,361,295
2,371	ServiceNow, Inc.*	$960,397
7,284	Slack Technologies, Inc., Class A*	226,460
2,807	Splunk, Inc.*	557,751
15,684	SS&C Technologies Holdings, Inc.	885,832
55,435	SVMK, Inc.*	1,304,940
5,369	Workday, Inc., Class A*	1,005,936
		24,658,350
	SPECIALTY RETAIL - 0.8%
70,458	TJX Cos., Inc. (The)	3,562,356
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.1%
36,317	Apple, Inc.	13,248,442
	TEXTILES, APPAREL & LUXURY GOODS - 0.9%
54,975	Under Armour, Inc., Class A*	535,457
74,891	Under Armour, Inc., Class C*	662,036
39,632	VF Corp.	2,415,174
		3,612,667
	TRADING COMPANIES & DISTRIBUTORS - 0.1%
9,372	Triton International Ltd./Bermuda	283,409
	WIRELESS TELECOMMUNICATION SERVICES - 0.2%
6,954	T-Mobile US, Inc.*	724,259
	TOTAL COMMON STOCKS (Cost - $194,000,294)	262,897,370

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	CORPORATE BONDS AND NOTES - 14.2%
	AEROSPACE & DEFENSE - 0.4%
$100,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25 (a)	$110,729
	Boeing Co. (The)
115,000	2.70%, 2/1/27	112,328
214,000	3.25%, 3/1/28	212,399
85,000	3.45%, 11/1/28	83,047
61,000	2.95%, 2/1/30	60,119
95,000	3.95%, 8/1/59	83,251
	Lockheed Martin Corp.
125,000	6.15%, 9/1/36	183,343
50,000	4.85%, 9/15/41	65,851
100,000	4.07%, 12/15/42	126,840
	Raytheon Technologies Corp.
150,000	3.95%, 8/16/25	170,676
350,000	4.13%, 11/16/28	412,259
		1,620,842
	AGRICULTURE - 0.4%
100,000	Altria Group, Inc., 5.80%, 2/14/39	123,667
895,000	BAT Capital Corp., 3.56%, 8/15/27	964,667
20,000	BAT International Finance PLC, 3.50%, 6/15/22 (a)	20,967
475,000	Imperial Brands Finance PLC, 3.75%, 7/21/22 (a)	495,743
		1,605,044
	AIRLINES - 0.0%†
30,490	United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	22,297
	APPAREL - 0.0%†
	VF Corp.
90,000	2.80%, 4/23/27	95,272
66,000	2.95%, 4/23/30	70,570
		165,842
	AUTO MANUFACTURERS - 0.5%
280,000	Daimler Finance North America LLC, 2.30%, 2/12/21 (a)	281,940
	Ford Motor Credit Co. LLC
610,000	4.27%, 1/9/27	568,634
200,000	3.82%, 11/2/27	181,976
	General Motors Financial Co., Inc.
600,000	3.70%, 5/9/23	616,608
120,000	3.95%, 4/13/24	124,140
225,000	Volkswagen Group of America Finance LLC, 3.35%, 5/13/25 (a)	240,128
		2,013,426
	BANKS - 3.4%
200,000	Banco Santander SA, 3.13%, 2/23/23	208,326
	Bank of America Corp.
Shares/ Principal		Fair Value
	BANKS - 3.4% (Continued)
$640,000	2.63%, 10/19/20	$644,350
160,000	4.20%, 8/26/24	177,632
345,000	3.59%, (3 Month US Libor + 1.37%), 7/21/28 (b)	386,686
225,000	3.97%, (3 Month US Libor + 1.21%), 2/7/30 (b)	261,975
180,000	3.19%, (3 Month US Libor + 1.18%), 7/23/30 (b)	198,703
380,000	Bank of New York Mellon Corp. (The), 1.81%, (3 Month US Libor + 1.05%), 10/30/23 (b)	384,625
100,000	Barclays Bank PLC, 5.14%, 10/14/20	101,091
355,000	Barclays PLC, 3.93%, (3 Month US Libor + 1.61%), 5/7/25 (b)	383,531
	BNP Paribas SA
200,000	3.38%, 1/9/25 (a)	216,168
200,000	2.82%, (3 Month US Libor + 1.11%), 11/19/25 (a),(b)	209,447
	BPCE SA
275,000	5.70%, 10/22/23 (a)	306,444
600,000	5.15%, 7/21/24 (a)	669,602
305,000	3.50%, 10/23/27 (a)	330,663
	Citigroup, Inc.
50,000	4.05%, 7/30/22	53,023
300,000	3.50%, 5/15/23	319,639
70,000	3.30%, 4/27/25	76,873
55,000	5.50%, 9/13/25	65,220
200,000	Credit Agricole SA, 4.38%, 3/17/25 (a)	221,002
	Credit Agricole SA/London
250,000	3.75%, 4/24/23 (a)	267,534
250,000	3.25%, 10/4/24 (a)	268,423
	Credit Suisse Group AG
285,000	3.57%, 1/9/23 (a)	295,634
260,000	1.56%, (3 Month US Libor + 1.24%), 6/12/24 (a),(b)	261,291
	Credit Suisse Group Funding Guernsey Ltd.
250,000	3.13%, 12/10/20	252,864
395,000	3.80%, 9/15/22	419,675
	Danske Bank A/S
200,000	5.00%, 1/12/22 (a)	210,122
200,000	3.88%, 9/12/23 (a)	212,001
200,000	5.38%, 1/12/24 (a)	222,564
100,000	Deutsche Bank AG/New York NY, 4.25%, 10/14/21	102,601
	Goldman Sachs Group, Inc. (The)
130,000	2.63%, 4/25/21	132,071
200,000	3.50%, 1/23/25	217,731
460,000	3.27%, (3 Month US Libor + 1.20%), 9/29/25 (b)	495,733
50,000	6.75%, 10/1/37	72,793
200,000	HSBC Holdings PLC, 3.60%, 5/25/23	214,633
250,000	Huntington Bancshares, Inc., 3.15%, 3/14/21	254,163

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	BANKS - 3.4% (Continued)
$200,000	ING Groep NV, 3.95%, 3/29/27	$230,144
	JPMorgan Chase & Co.
400,000	2.95%, 10/1/26	439,322
305,000	4.45%, (3 Month US Libor + 1.33%), 12/5/29 (b)	365,270
300,000	Macquarie Group Ltd., 4.15%, (3 Month US Libor + 1.33%), 3/27/24 (a),(b)	322,049
	Morgan Stanley
110,000	3.88%, 4/29/24	121,635
455,000	4.35%, 9/8/26	524,652
225,000	3.63%, 1/20/27	254,034
900,000	NBK SPC Ltd., 2.75%, 5/30/22(a)	917,784
50,000	PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	55,194
	Santander Holdings USA, Inc.
465,000	3.70%, 3/28/22	478,884
75,000	3.40%, 1/18/23	78,014
250,000	Synchrony Bank, 3.65%, 5/24/21	254,056
350,000	Truist Financial Corp., 3.20%, 9/3/21	360,607
	UBS Group AG
250,000	2.95%, 9/24/20 (a)	251,403
225,000	3.00%, 4/15/21 (a)	229,445
	Wells Fargo & Co.
150,000	3.00%, 2/19/25	161,943
95,000	4.75%, 12/7/46	121,754
		14,281,023
	BEVERAGES - 0.4%
260,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26	291,924
	Anheuser-Busch InBev Worldwide, Inc.
305,000	3.50%, 1/12/24	332,325
60,000	4.38%, 4/15/38	68,133
55,000	3.75%, 7/15/42	58,870
220,000	4.60%, 4/15/48	257,536
550,000	Molson Coors Beverage Co., 3.00%, 7/15/26	572,202
		1,580,990
	BIOTECHNOLOGY - 0.2%
740,000	Amgen, Inc., 2.65%, 5/11/22	766,249
	BUILDING MATERIALS - 0.1%
	Carrier Global Corp.
229,000	2.72%, 2/15/30 (a)	229,995
85,000	3.38%, 4/5/40 (a)	82,994
		312,989
	CHEMICALS - 0.1%
200,000	Syngenta Finance NV, 5.18%, 4/24/28 (a)	213,339
Shares/ Principal		Fair Value
	COMMERCIAL SERVICES - 0.2%
	ERAC USA Finance LLC
$500,000	3.30%, 10/15/22 (a)	$517,621
235,000	3.30%, 12/1/26 (a)	238,639
195,000	4.50%, 2/15/45 (a)	196,442
		952,702
	COMPUTERS - 0.1%
	Apple, Inc.
120,000	3.00%, 2/9/24	129,826
105,000	3.25%, 2/23/26	117,607
295,000	International Business Machines Corp., 1.95%, 5/15/30	301,739
		549,172
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
105,000	Capital One Financial Corp., 4.20%, 10/29/25	116,637
205,000	Synchrony Financial, 3.75%, 8/15/21	209,607
		326,244
	ELECTRIC - 1.8%
200,000	Appalachian Power Co., 3.40%, 6/1/25	220,010
	Cleco Corporate Holdings LLC
565,000	3.74%, 5/1/26	598,510
140,000	3.38%, 9/15/29 (a)	145,726
195,000	4.97%, 5/1/46	205,840
	Dominion Energy South Carolina, Inc.
80,000	6.63%, 2/1/32	115,059
150,000	5.10%, 6/1/65	221,011
	Dominion Energy, Inc.
195,000	2.58%, 7/1/20	195,000
230,000	4.10%, 4/1/21 (c)	235,181
65,000	2.72%, 8/15/21 (c)	66,429
450,000	2.45%, 1/15/23 (a)	464,369
175,000	Duke Energy Carolinas LLC, 6.10%, 6/1/37	249,684
	Duke Energy Corp.
225,000	3.75%, 4/15/24	246,358
70,000	2.65%, 9/1/26	75,947
55,000	Emera US Finance LP, 2.70%, 6/15/21	56,005
140,000	Entergy Louisiana LLC, 3.12%, 9/1/27	153,837
90,000	Evergy Metro, Inc., 2.25%, 6/1/30	94,093
175,000	Eversource Energy, 2.90%, 10/1/24	187,700
265,000	Fortis, Inc./Canada, 3.06%, 10/4/26	285,931
	Georgia Power Co.
65,000	4.75%, 9/1/40	79,887
48,000	4.30%, 3/15/42	55,745
90,000	3.70%, 1/30/50	99,467
200,000	Infraestructura Energetica Nova SAB de CV, 4.88%, 1/14/48 (a)	189,500
355,000	ITC Holdings Corp., 2.95%, 5/14/30 (a)	378,101
	NextEra Energy Capital Holdings, Inc.
50,000	3.25%, 4/1/26	55,969
75,000	3.50%, 4/1/29	84,841

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ELECTRIC - 1.8% (Continued)
$530,000	2.25%, 6/1/30	$545,845
335,000	Niagara Mohawk Power Corp., 1.96%, 6/27/30 (a)	337,326
	Oglethorpe Power Corp.
100,000	6.19%, 1/1/31 (a)	124,801
200,000	5.25%, 9/1/50	233,179
	Oncor Electric Delivery Co. LLC
160,000	4.10%, 6/1/22	168,987
51,000	2.95%, 4/1/25	55,505
	PPL Capital Funding, Inc.
50,000	3.50%, 12/1/22	52,909
430,000	3.10%, 5/15/26	465,511
75,000	Sempra Energy, 3.40%, 2/1/28	82,052
	Southern California Edison Co.
45,000	3.70%, 8/1/25	49,709
35,000	2.25%, 6/1/30	35,339
265,000	3.65%, 2/1/50	290,825
	Southern Co. (The)
290,000	2.95%, 7/1/23	306,453
200,000	4.40%, 7/1/46	237,340
		7,745,981
	FOOD - 0.2%
100,000	Conagra Brands, Inc., 4.60%, 11/1/25	115,264
200,000	Danone SA, 2.95%, 11/2/26 (a)	219,135
375,000	Kroger Co. (The), 2.95%, 11/1/21	386,009
240,000	Sigma Alimentos SA de CV, 4.13%, 5/2/26 (a)	251,998
		972,406
	GAS - 0.1%
60,000	Boston Gas Co., 3.15%, 8/1/27 (a)	65,466
125,000	Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24	137,332
275,000	KeySpan Gas East Corp., 2.74%, 8/15/26 (a)	293,961
		496,759
	HEALTHCARE-PRODUCTS - 0.2%
500,000	Alcon Finance Corp., 3.00%, 9/23/29 (a)	528,482
	Boston Scientific Corp.
325,000	3.38%, 5/15/22	339,606
30,000	4.00%, 3/1/29	34,327
		902,415
	HEALTHCARE-SERVICES - 0.5%
210,000	Aetna, Inc., 2.80%, 6/15/23	221,389
	Anthem, Inc.
75,000	3.50%, 8/15/24	82,071
150,000	4.65%, 8/15/44	189,942
	CommonSpirit Health
191,000	2.95%, 11/1/22	197,374
105,000	4.20%, 8/1/23	111,937
Shares/ Principal		Fair Value
	HEALTHCARE-SERVICES - 0.5% (Continued)
$95,000	4.35%, 11/1/42	$98,801
45,000	4.19%, 10/1/49	45,828
65,000	Cottage Health Obligated Group, 3.30%, 11/1/49	71,220
	Dignity Health
92,000	3.81%, 11/1/24	96,655
270,000	4.50%, 11/1/42	281,085
100,000	Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	107,369
270,000	Mercy Health, 3.56%, 8/1/27	300,053
	Toledo Hospital (The)
190,000	5.33%, 11/15/28	203,445
75,000	5.75%, 11/15/38	87,605
75,000	UnitedHealth Group, Inc., 3.75%, 7/15/25	85,449
		2,180,223
	INSURANCE - 0.4%
200,000	AIA Group Ltd., 3.38%, 4/7/30 (a)	217,445
	American International Group, Inc.
50,000	4.88%, 6/1/22	53,968
160,000	4.25%, 3/15/29	183,194
275,000	Jackson National Life Global Funding, 3.25%, 1/30/24 (a)	293,598
	Metropolitan Life Global Funding I
195,000	2.65%, 4/8/22 (a)	202,846
250,000	3.00%, 9/19/27 (a)	273,351
30,000	Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59 (a)	33,188
150,000	Principal Financial Group, Inc., 3.40%, 5/15/25	164,534
215,000	Prudential PLC, 3.13%, 4/14/30	231,190
		1,653,314
	INTERNET - 0.1%
100,000	Amazon.com, Inc., 4.80%, 12/5/34	136,971
215,000	Tencent Holdings Ltd., 3.60%, 1/19/28 (a)	234,343
		371,314
	MACHINERY-DIVERSIFIED - 0.1%
	Otis Worldwide Corp.
35,000	2.57%, 2/15/30 (a)	36,773
65,000	3.11%, 2/15/40 (a)	66,237
115,000	3.36%, 2/15/50 (a)	121,781
		224,791
	MEDIA - 0.5%
175,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	186,654
	Comcast Corp.
255,000	3.95%, 10/15/25	292,217
130,000	4.60%, 10/15/38	165,314
138,000	4.00%, 11/1/49	166,654

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	MEDIA - 0.5% (Continued)
	Cox Communications, Inc.
$275,000	4.80%, 2/1/35 (a)	$345,898
15,000	6.45%, 12/1/36 (a)	20,244
15,000	4.60%, 8/15/47 (a)	18,998
80,000	Fox Corp., 4.03%, 1/25/24	88,676
250,000	Sky Ltd., 3.75%, 9/16/24 (a)	278,380
	Walt Disney Co. (The)
50,000	3.70%, 9/15/24	55,430
585,000	2.65%, 1/13/31	619,900
		2,238,365
	MINING - 0.1%
275,000	Glencore Finance Canada Ltd., 4.25%, 10/25/22 (a)	290,716
	OIL & GAS - 0.7%
340,000	Aker BP ASA, 3.75%, 1/15/30 (a)	319,336
200,000	BG Energy Capital PLC, 4.00%, 10/15/21 (a)	207,368
565,000	BP Capital Markets PLC, 4.88%, (US 5 Year CMT T-Note + 4.40%), 12/22/68 (b)	583,363
452,000	Cimarex Energy Co., 4.38%, 6/1/24	476,803
610,000	Equinor ASA, 3.00%, 4/6/27	670,487
280,000	Hess Corp., 7.30%, 8/15/31	326,434
192,000	Occidental Petroleum Corp., 4.85%, 3/15/21	190,560
200,000	Saudi Arabian Oil Co., 3.50%, 4/16/29 (a)	215,748
		2,990,099
	PHARMACEUTICALS - 0.9%
	AbbVie, Inc.
100,000	5.00%, 12/15/21 (a)	105,060
20,000	3.45%, 3/15/22 (a)	20,801
50,000	3.85%, 6/15/24 (a)	54,778
550,000	3.80%, 3/15/25 (a)	610,234
105,000	4.05%, 11/21/39 (a)	122,793
185,000	4.45%, 5/14/46	225,742
470,000	Bayer US Finance LLC, 3.38%, 10/8/24 (a)	512,623
70,000	Bristol-Myers Squibb Co., 3.55%, 8/15/22 (a)	74,328
	CVS Health Corp.
530,000	4.10%, 3/25/25	599,399
170,000	5.13%, 7/20/45	219,045
95,000	EMD Finance LLC, 2.95%, 3/19/22 (a)	98,047
100,000	Pfizer, Inc., 1.70%, 5/28/30	101,653
540,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	539,706
630,000	Upjohn, Inc., 2.70%, 6/22/30 (a)	646,564
		3,930,773
	PIPELINES - 0.4%
175,000	Columbia Pipeline Group, Inc., 4.50%, 6/1/25	198,787
	Energy Transfer Operating LP
90,000	7.60%, 2/1/24	102,765
30,000	5.00%, 5/15/50	28,493
Shares/ Principal		Fair Value
	PIPELINES - 0.4% (Continued)
$30,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	$32,207
290,000	MPLX LP, 4.13%, 3/1/27	308,914
	Phillips 66 Partners LP
100,000	3.61%, 2/15/25	106,730
400,000	3.75%, 3/1/28	426,957
	Sunoco Logistics Partners Operations LP
55,000	4.40%, 4/1/21	56,076
300,000	5.35%, 5/15/45	293,834
200,000	Western Midstream Operating LP, 4.00%, 7/1/22	199,360
		1,754,123
	REITS - 0.7%
	American Tower Corp.
300,000	3.45%, 9/15/21	310,369
31,000	5.00%, 2/15/24	35,354
50,000	AvalonBay Communities, Inc., 2.95%, 9/15/22	52,062
385,000	Brandywine Operating Partnership LP, 3.95%, 11/15/27	395,307
	Healthpeak Properties, Inc.
75,000	3.88%, 8/15/24	82,436
200,000	4.00%, 6/1/25	221,502
210,000	3.00%, 1/15/30	219,507
	SBA Tower Trust
255,000	3.16%, 10/8/20 (a)	255,465
155,000	2.88%, 7/9/21 (a)	155,085
155,000	3.45%, 3/15/23 (a)	161,231
100,000	2.84%, 1/15/25 (a)	103,103
160,000	Simon Property Group LP, 2.45%, 9/13/29	158,160
185,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28	186,428
425,000	WEA Finance LLC, 4.13%, 9/20/28 (a)	431,178
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.25%, 10/5/20 (a)	275,352
		3,042,539
	RETAIL - 0.1%
125,000	Lowe's Cos., Inc., 4.55%, 4/5/49	157,312
70,000	McDonald's Corp., 3.63%, 9/1/49	76,807
70,000	Starbucks Corp., 3.35%, 3/12/50	71,293
		305,412
	SAVINGS & LOANS - 0.0%†
200,000	Nationwide Building Society, 3.62%, (3 Month US Libor + 1.18%), 4/26/23 (a),(b)	207,808
	SEMICONDUCTORS - 0.2%
600,000	Broadcom, Inc., 4.70%, 4/15/25 (a)	676,065
170,000	Microchip Technology, Inc., 3.92%, 6/1/21	173,313
		849,378

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SOFTWARE - 0.2%
$170,000	Fiserv, Inc., 3.20%, 7/1/26	$188,158
	Microsoft Corp.
275,000	2.88%, 2/6/24	296,238
235,000	2.40%, 8/8/26	256,491
230,000	Oracle Corp., 3.25%, 11/15/27	258,932
		999,819
	TELECOMMUNICATIONS - 0.8%
	AT&T, Inc.
30,000	3.95%, 1/15/25	33,575
375,000	3.60%, 7/15/25	416,579
200,000	4.13%, 2/17/26	227,920
355,000	2.30%, 6/1/27	367,521
200,000	British Telecommunications PLC, 3.25%, 11/8/29 (a)	218,071
150,000	Crown Castle Towers LLC, 3.22%, 5/15/22 (a)	154,139
410,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25 (a)	444,940
265,000	Telefonica Emisiones SA, 5.21%, 3/8/47	330,065
600,000	T-Mobile USA, Inc., 2.05%, 2/15/28 (a)	600,282
	Verizon Communications, Inc.
314,000	4.52%, 9/15/48	415,363
53,000	4.67%, 3/15/55	72,047
		3,280,502
	TRANSPORTATION - 0.1%
	FedEx Corp.
35,000	4.10%, 2/1/45	35,565
91,000	4.75%, 11/15/45	100,337
45,000	4.55%, 4/1/46	48,516
13,000	4.05%, 2/15/48	13,360
91,000	4.95%, 10/17/48	105,580
90,000	Union Pacific Corp., 3.75%, 2/5/70	100,252
		403,610
	TRUCKING & LEASING - 0.2%
	Penske Truck Leasing Co. LP / PTL Finance Corp.
200,000	3.38%, 2/1/22 (a)	205,166
50,000	4.88%, 7/11/22 (a)	53,260
110,000	2.70%, 11/1/24 (a)	113,171
345,000	3.95%, 3/10/25 (a)	373,959
		745,556
	WATER - 0.0%†
120,000	American Water Capital Corp., 2.95%, 9/1/27	132,118
	TOTAL CORPORATE BONDS AND NOTES (Cost - $56,455,641)	60,128,180
Shares/ Principal		Fair Value
	AGENCY MORTGAGE BACKED SECURITIES - 6.0%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.5%
	Freddie Mac Gold Pool
$6,585	3.00%, 9/1/28	$6,948
12,880	2.50%, 10/1/28	13,565
72,471	2.50%, 12/1/31	76,097
71,103	3.50%, 11/1/34	75,969
31,604	3.00%, 2/1/43	34,003
22,841	3.50%, 10/1/43	24,576
15,122	4.00%, 8/1/44	16,489
1,379,617	3.00%, 9/1/46	1,457,254
1,073,783	3.00%, 11/1/46	1,153,039
2,228,655	3.00%, 12/1/46	2,354,270
299,687	3.00%, 12/1/46	321,833
138,514	3.00%, 1/1/47	146,325
584,103	3.00%, 2/1/47	618,350
		6,298,718
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.0%
	Fannie Mae Pool
70,000	3.07%, 2/1/25	76,378
143,190	2.47%, 5/1/25	153,742
309,552	2.68%, 5/1/25	334,604
400,000	2.81%, 7/1/25	435,720
105,525	2.99%, 10/1/25	116,062
50,741	3.09%, 10/1/25	56,048
150,000	2.78%, 6/1/26	164,795
17,346	2.50%, 4/1/28	18,175
10,507	3.00%, 10/1/28	11,075
38,428	2.50%, 2/1/30	40,330
72,866	2.50%, 6/1/30	76,452
180,229	2.50%, 10/1/31	189,162
125,073	2.50%, 12/1/31	131,229
64,204	3.00%, 7/1/43	68,509
27,962	4.00%, 11/1/43	29,945
1,387,484	3.00%, 1/1/46	1,463,166
442,541	4.00%, 1/1/46	479,828
473,447	4.00%, 2/1/46	513,446
1,354,879	3.00%, 10/1/46	1,454,359
	Federal National Mortgage Association
400,000	2.00%, 7/1/35 (d)	413,812
500,000	2.50%, 7/1/35 (d)	523,438
87,000	3.00%, 7/1/35 (d)	91,404
400,000	2.00%, 8/1/35 (d)	413,047
4,200,000	2.50%, 7/1/50 (d)	4,379,156
850,000	4.50%, 7/1/50 (d)	913,352
4,100,000	2.50%, 8/1/50 (d)	4,266,082
		16,813,316

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.5%
	Ginnie Mae II Pool
$31,255	3.00%, 12/20/42	$33,138
33,614	3.50%, 7/20/43	36,134
11,814	4.00%, 12/20/44	12,817
54,216	4.00%, 8/20/48	57,593
120,481	4.00%, 9/20/48	129,006
52,722	4.00%, 10/20/48	56,302
	Government National Mortgage Association
1,610,000	4.00%, 7/20/50 (d)	1,706,852
350,000	4.50%, 7/20/50 (d)	373,789
		2,405,631
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $24,835,654)	25,517,665
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.3%
243,472	AASET 2018-2 US Ltd, 4.45%, 11/18/38 (a)	216,521
356,529	Ajax Mortgage Loan Trust 2017-B, 3.16%, 9/25/56 (a),(b)	327,992
107,644	Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(b)	108,427
106,409	Angel Oak Mortgage Trust I LLC 2019-2, 3.63%, 3/25/49 (a),(b)	109,024
19,031	Angel Oak Mortgage Trust LLC, 2.71%, 11/25/47 (a),(b)	19,084
356	ARI Fleet Lease Trust 2017-A, 1.91%, 4/15/26 (a)	356
26,462	ARI Fleet Lease Trust 2018-A, 2.55%, 10/15/26 (a)	26,509
82,331	ARI Fleet Lease Trust 2018-B, 3.22%, 8/16/27 (a)	82,353
345,000	Atlas Senior Loan Fund Ltd, 2.48%, (3 Month US Libor + 1.30%), 1/16/30 (a),(b)	337,383
320,000	Avery Point IV CLO Ltd, 2.59%, (3 Month US Libor + 1.60%), 4/25/26 (a),(b)	319,430
185,000	BAMLL Commercial Mortgage Securities Trust 2018-PARK, 4.23%, 8/10/38 (a),(b)	205,707
155,000	Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	171,500
156,566	Bayview Koitere Fund Trust 2017-RT4, 3.50%, 7/28/57 (a),(b)	161,179
75,778	Bayview Koitere Fund Trust 2017-SPL3, 4.00%, 11/28/53 (a),(b)	78,031
102,564	Bayview Opportunity Master Fund IVa Trust 2017-SPL1, 4.00%, 10/28/64 (a),(b)	105,719
103,023	Bayview Opportunity Master Fund IVa Trust 2017-SPL5, 3.50%, 6/28/57 (a),(b)	105,957
74,910	Bayview Opportunity Master Fund IVb Trust 2017-SPL4, 3.50%, 1/28/55 (a),(b)	74,653
275,000	BlueMountain CLO 2012-2 Ltd, 1.83%, (3 Month US Libor + 1.45%), 11/20/28 (a),(b)	265,079
Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.3% (Continued)
	Canadian Pacer Auto Receivables Trust 2018-2
$4,483	3.00%, 6/21/21 (a)	$4,489
25,000	3.27%, 12/19/22 (a)	25,450
214,112	Castlelake Aircraft Structured Trust 2019-1, 3.97%, 4/15/39 (a)	187,292
195,000	CD 2017-CD4 Mortgage Trust, 3.51%, 5/10/50 (b)	217,095
	Chesapeake Funding II LLC
45,413	0.63%, (1 Month US Libor + 0.45%), 5/15/29 (a),(b)	45,330
54,587	1.91%, 8/15/29 (a)	54,743
150,442	3.23%, 8/15/30 (a)	153,010
525,000	Citigroup Commercial Mortgage Trust 2015-GC35, 3.82%, 11/10/48	582,320
44,778	COLT 2018-3 Mortgage Loan Trust, 3.69%, 10/26/48 (a),(b)	45,608
49,128	COLT 2019-2 Mortgage Loan Trust, 3.34%, 5/25/49 (a),(b)	49,708
70,601	COMM 2013-CCRE8 Mortgage Trust, 3.33%, 6/10/46	74,083
405,000	CSMC Trust 2017-LSTK, 2.76%, 4/5/33 (a)	403,133
	DB Master Finance LLC
69,475	3.79%, 5/20/49 (a)	71,123
64,513	4.02%, 5/20/49 (a)	67,427
52,803	Deephave Residential Mortgage Trust 2019-2, 3.56%, 4/25/59 (a),(b)	52,880
10,412	Deephaven Residential Mortgage Trust 2017-1, 2.73%, 12/26/46 (a),(b)	10,336
34,202	Deephaven Residential Mortgage Trust 2017-2, 2.45%, 6/25/47 (a),(b)	33,829
24,178	Deephaven Residential Mortgage Trust 2017-3, 2.58%, 10/25/47 (a),(b)	23,952
49,321	Deephaven Residential Mortgage Trust 2018-1, 2.98%, 12/25/57 (a),(b)	49,086
145,916	Enterprise Fleet Financing 2019-1 LLC, 2.98%, 10/20/24 (a)	148,174
26,002	Enterprise Fleet Financing LLC, 2.13%, 5/22/23 (a)	26,046
465,000	Fannie Mae Multifamily Remic Trust 2015-M12, 2.89%, 5/25/25 (b)	499,787
	Fannie Mae REMICS
228,187	3.50%, 6/25/44	243,114
461,933	3.00%, 1/25/45	497,121
1,383,576	3.00%, 10/25/45	1,486,200
393,636	3.00%, 12/25/45	421,566
740,826	3.50%, 1/25/47	761,120
261,031	3.50%, 12/25/47	270,283
466,237	3.50%, 2/25/48	492,032
312,195	2.50%, 3/25/53	323,545
908,825	3.00%, 12/25/54	942,384
713,092	3.50%, 11/25/57	765,990

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.3% (Continued)
$94,521	3.50%, 12/25/58	$104,248
490,624	3.50%, 6/25/59	532,566
	Fannie Mae-Aces
17,386	1.21%, (3 Month US Libor + 0.49%), 4/25/24 (b)	17,385
76,366	1.12%, (1 Month US Libor + 0.40%), 10/25/24 (b)	76,275
125,000	Ford Credit Floorplan Master Owner Trust A, 2.44%, 9/15/26	127,917
	Freddie Mac Multifamily Structured Pass Through Certificates
120,000	2.28%, 7/25/26	129,500
202,193	2.16%, 5/25/29	216,696
	Freddie Mac REMICS
52,591	2.00%, 7/15/31	54,030
105,292	1.75%, 3/15/41	107,406
488,180	1.75%, 9/15/42	502,043
52,524	1.50%, 10/15/42	52,956
678,593	3.00%, 6/15/45	731,383
407,313	3.00%, 7/15/47	432,491
35,000	FREMF 2013-K24 Mortgage Trust, 3.62%, 11/25/45 (a),(b)	36,255
65,000	FREMF 2015-K44 Mortgage Trust, 3.81%, 1/25/48 (a),(b)	69,681
35,000	FREMF 2015-K46 Mortgage Trust, 3.82%, 4/25/48 (a),(b)	37,105
45,000	FREMF 2015-K50 Mortgage Trust, 3.91%, 10/25/48 (a),(b)	48,165
55,000	FREMF 2016-K55 Mortgage Trust, 4.30%, 4/25/49 (a),(b)	59,633
35,000	FREMF 2017-K725 Mortgage Trust, 4.01%, 2/25/50 (a),(b)	36,761
230,000	FREMF 2018-K733 Mortgage Trust, 4.22%, 9/25/25 (a),(b)	248,366
175,000	FREMF 2019-K99 Mortgage Trust, 3.77%, 10/25/52 (a),(b)	191,485
180,000	FREMF 2020-K104 Mortgage Trust, 3.54%, 2/25/52 (a),(b)	189,342
87,008	GreatAmerica Leasing Receivables Funding LLC Series 2017-1, 2.36%, 1/20/23 (a)	87,455
	GreatAmerica Leasing Receivables Funding LLC Series 2018-1
37,634	2.60%, 6/15/21 (a)	37,808
100,000	2.83%, 6/17/24 (a)	102,090
307,077	Hertz Fleet Lease Funding LP, 2.70%, 1/10/33 (a)	310,104
242,560	Horizon Aircraft Finance III Ltd, 3.43%, 11/15/39 (a)	209,729
250,000	KKR Clo 16 Ltd, 2.39%, (3 Month US Libor + 1.25%), 1/20/29 (a),(b)	246,214
300,000	Madison Park Funding XI Ltd, 2.20%, (3 Month US Libor + 1.16%), 7/23/29 (a),(b)	296,585
Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.3% (Continued)
$250,000	Madison Park Funding XV Ltd, 2.49%, (3 Month US Libor + 1.50%), 1/27/26 (a),(b)	$249,994
565,000	Madison Park Funding XVIII Ltd, 2.30%, (3 Month US Libor + 1.19%), 10/21/30 (a),(b)	556,183
535,000	Magnetite VII Ltd, 2.02%, (3 Month US Libor + 0.80%), 1/15/28 (a),(b)	524,724
360,000	Magnetite XVIII Ltd, 1.89%, (3 Month US Libor + 1.50%), 11/15/28 (a),(b)	350,750
112,858	METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(b)	116,781
28,309	Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(b)	28,436
113,411	Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(b)	115,868
140,000	MMAF Equipment Finance LLC 2016-A, 2.21%, 12/15/32 (a)	144,050
81,228	MMAF Equipment Finance LLC 2017-B, 2.21%, 10/17/22 (a)	81,972
133,874	New Residential Mortgage Loan Trust 2017-3, 4.00%, 4/25/57 (a),(b)	147,337
380,000	OneMain Direct Auto Receivables Trust 2018-1, 3.43%, 12/16/24 (a)	385,298
46,096	OneMain Financial Issuance Trust 2017-1, 2.37%, 9/14/32 (a)	46,235
218,724	Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	233,548
60	Securitized Term Auto Receivables Trust 2017-2, 2.04%, 4/26/21 (a)	60
100,000	SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(b)	90,817
318,455	Shackleton 2015-VIII CLO Ltd, 2.06%, (3 Month US Libor + 0.92%), 10/20/27 (a),(b)	314,870
104,091	SoFi Consumer Loan Program 2018-4 Trust, 3.54%, 11/26/27 (a)	105,144
500,000	SOUND POINT CLO III-R LTD, 2.17%, (3 Month US Libor + 0.95%), 4/15/29 (a),(b)	485,221
65,390	Towd Point Mortgage Trust 2016-3, 2.25%, 4/25/56 (a),(b)	65,545
134,039	Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(b)	137,796
44,996	Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(b)	44,298
145,616	Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(b)	145,514
63,521	Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(b)	65,501
	Vantage Data Centers Issuer LLC
156,267	4.07%, 2/16/43 (a)	160,100
79,333	3.19%, 7/15/44 (a)	80,545
126,446	Verus Securitization Trust 2019-2, 3.21%, 5/25/59 (a),(b)	128,931
250,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	268,078

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 5.3% (Continued)
$400,000	Wells Fargo Commercial Mortgage Trust 2017-C38, 3.45%, 7/15/50	$447,712
	TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $22,008,721)	22,556,142
	U.S. TREASURY SECURITIES - 5.2%
	U.S. Treasury Note
630,000	0.13%, 5/31/22	629,532
450,000	0.13%, 6/30/22	449,719
615,000	1.50%, 10/31/24	648,273
910,000	0.25%, 5/31/25	908,898
2,530,000	1.63%, 10/31/26	2,717,477
590,000	2.88%, 8/15/28	698,735
160,000	2.38%, 5/15/29	184,650
1,100,000	1.50%, 2/15/30	1,189,117
1,050,000	0.63%, 5/15/30	1,047,088
	U.S. Treasury Bond
1,320,000	3.38%, 5/15/44	1,866,975
610,000	3.00%, 11/15/44	816,685
3,815,000	2.50%, 2/15/45	4,705,862
545,000	2.88%, 8/15/45	718,378
805,000	2.50%, 5/15/46	998,420
595,000	3.00%, 5/15/47	811,013
610,000	2.75%, 8/15/47	797,027
982,000	2.75%, 11/15/47	1,284,809
980,000	2.00%, 2/15/50	1,122,330
285,000	1.25%, 5/15/50	273,834
	TOTAL U.S. TREASURY SECURITIES (Cost - $18,420,200)	21,868,822
	MUNICIPAL BONDS - 1.0%
50,000	Chicago O'hare International Airport, 6.40%, 1/1/40	74,567
	Chicago Transit Authority
60,000	6.30%, 12/1/21	62,309
40,000	6.30%, 12/1/21	41,539
120,000	6.90%, 12/1/40	165,256
80,000	6.90%, 12/1/40	110,170
40,000	County of Broward FL Airport System Revenue, 3.48%, 10/1/43	39,931
315,000	County of Sacramento CA, 5.73%, 8/15/23	346,954
	Foothill-Eastern Transportation Corridor Agency
15,000	4.09%, 1/15/49	15,402
155,000	3.92%, 1/15/53	162,316
195,000	Illinois Municipal Electric Agency, 6.83%, 2/1/35	266,372
110,000	Kansas Development Finance Authority, 5.37%, 5/1/26	124,272
120,000	Long Island Power Authority, 3.88%, 9/1/24	130,532
Shares/ Principal		Fair Value
	MUNICIPAL BONDS - 1.0% (Continued)
$65,000	Massachusetts School Building Authority, 3.40%, 10/15/40	$66,297
	Metropolitan Transportation Authority
10,000	6.20%, 11/15/26	11,416
80,000	6.67%, 11/15/39	102,731
180,000	5.18%, 11/15/49	209,974
	Municipal Electric Authority of Georgia
377,000	6.64%, 4/1/57	548,263
69,000	6.66%, 4/1/57	101,124
270,000	New York State Urban Development Corp., 2.10%, 3/15/22	273,229
60,000	Pennsylvania State University (The), 2.84%, 9/1/50	62,539
270,000	Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	348,975
280,000	Sales Tax Securitization Corp., 4.79%, 1/1/48	345,310
45,000	State of California, 7.35%, 11/1/39	75,698
100,000	State of Connecticut, 2.50%, 7/1/22	103,131
230,000	State of Illinois, 5.10%, 6/1/33	233,323
	TOTAL MUNICIPAL BONDS (Cost - $3,619,572)	4,021,630
	EXCHANGE TRADED FUNDS - 0.6%
	EQUITY FUNDS - 0.6%
8,573	SPDR S&P 500 ETF Trust (Cost - $2,600,941)	2,643,570
	SOVEREIGN DEBTS - 0.3%
	Qatar Government International Bond
200,000	3.38%, 3/14/24 (a)	214,095
346,000	4.00%, 3/14/29 (a)	397,859
310,000	3.75%, 4/16/30 (a)	352,995
330,000	Saudi Government International Bond, 2.88%, 3/4/23 (a)	344,037
	TOTAL SOVEREIGN DEBTS (Cost - $1,191,601)	1,308,986
	SHORT-TERM INVESTMENTS - 7.5%
	MONEY MARKET FUNDS - 7.5%
21,659,116	Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.10% (e)	21,659,116
10,324,951	Dreyfus Government Cash Management, 0.09% (e)	10,324,952
	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,984,068)	31,984,068
	TOTAL INVESTMENTS BEFORE SECURITIES SOLD - 102.2% (Cost - $355,116,692)	$432,926,433
	OTHER ASSETS LESS LIABILITIES - Net (2.2)%	(9,207,061)
	TOTAL NET ASSETS - 100.0%	$423,719,372

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2020

Shares/ Principal		Fair Value
	SECURITIES SOLD - (0.3)%
	AGENCY MORTGAGE BACKED SECURITIES - (0.3)%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - (0.3)%
$(1,300,000)	Federal National Mortgage Association, 3.00%, 7/1/50 (Proceeds - $(1,364,994)) (d)	$(1,369,266)
	TOTAL SECURITIES SOLD (PROCEEDS - $(1,364,994))	$(1,369,266)

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2020, these securities amounted to $32,971,485 or 7.8% of net assets.

(b)  Variable rate security. The rate shown is the rate in effect at period end.

(c)  Step coupon.

(d)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(e)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

Holdings by Asset Class	% of Net Assets
Common Stocks	62.1%
Corporate Bonds and Notes	14.2%
Money Market Funds	7.5%
Agency Mortgage Backed Securities	6.0%
Asset Backed and Commercial Backed Securities	5.3%
U.S. Treasury Securities	5.2%
Municipal Bonds	1.0%
Exchange Traded Funds	0.6%
Sovereign Debts	0.3%
Other Assets Less Liabilities - Net	(2.2)%
100.0%

FUTURES CONTRACTS
SHORT FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Future	Goldman Sachs & Co.	123	9/18/2020	$8,841,240	$(408,270)
MSCI EAFE Future	Goldman Sachs & Co.	82	9/18/2020	7,291,440	(79,135)
S&P 500 E-Mini Future	Goldman Sachs & Co.	434	9/18/2020	67,057,340	(1,939,178)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	8	9/18/2020	1,423,280	(33,340)
U.S. 10 Year Note Future	Credit Suisse	7	9/21/2020	974,203	(3,203)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(2,463,126)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investments in securities, at cost	$195,480,759	$70,036,083	$206,846,683	$193,406,937
Investments in securities, at fair value	$213,053,966	$78,096,779	$224,963,511	$266,359,025
Cash	1	-	-	-
Foreign cash (cost $-, $-, $- and $382,422, respectively)	-	-	-	383,096
Deposit with broker	3,420,522	1,135,091	3,674,571	5,824,186
Segregated cash for derivatives	-	-	-	330,305
Receivable for securities sold	-	-	-	161,165
Interest and dividends receivable	637	241	661	571,531
Prepaid expenses	3,970	1,455	4,232	5,032
Total Assets	216,479,096	79,233,566	228,642,975	273,634,340
Liabilities:
Premiums received on open swap contracts	-	-	-	55,260
Unrealized depreciation on futures contracts	679,595	234,855	872,120	1,513,559
Unrealized depreciation on forward foreign currency contracts	-	-	-	165,040
Unrealized depreciation on swap contracts	-	-	-	129,372
Due to custodian	-	-	-	7,712
Payable for securities purchased	-	-	-	9,793,147
Payable for portfolio shares redeemed	77,598	22,127	199,460	210,137
Accrued distribution (12b-1) fees	44,415	16,244	46,819	53,883
Accrued investment advisory fees	88,814	35,493	102,336	167,206
Administrative service fees payable	12,216	4,416	12,811	14,996
Accrued expenses and other liabilities	15,125	2,308	8,949	4,879
Total Liabilities	917,763	315,443	1,242,495	12,115,191
Net Assets	$215,561,333	$78,918,123	$227,400,480	$261,519,149
Composition of Net Assets:
Paid-in capital	$193,473,177	$65,327,800	$227,508,200	$203,538,907
Total distributable earnings (losses)	22,088,156	13,590,323	(107,720)	57,980,242
Net Assets	$215,561,333	$78,918,123	$227,400,480	$261,519,149
Class II Shares:
Net assets	$215,561,333	$78,918,123	$227,400,480	$261,519,149
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	18,281,097	6,380,897	22,014,080	20,448,960
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.79	$12.37	$10.33	$12.79

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2020 (Unaudited)

Assets:	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
Investments in securities, at cost	$30,172,785	$322,082,819	$114,998,984	$31,393,643
Investments in securities, at fair value	$32,941,894	$380,602,669	$131,737,071	$33,925,501
Premiums paid on open swap contracts	-	-	-	29,406
Cash	-	-	-	1,701,159
Foreign cash (cost $141,288, $-, $- and $9,967, respectively)	140,754	-	-	9,396
Deposit with broker	227,756	13,556,376	2,997,459	363,425
Unrealized appreciation on forward foreign currency contracts	-	-	-	56
Unrealized appreciation on futures contracts	-	-	-	13,359
Receivable for securities sold	-	-	-	6,148,242
Interest and dividends receivable	118,148	722	347	119,703
Prepaid expenses	570	7,444	2,478	12,433
Total Assets	33,429,122	394,167,211	134,737,355	42,322,680
Liabilities:
Investments in securities sold short, proceeds	-	-	-	107,547
Investments in securities sold short, at fair value	-	-	-	107,453
Premiums paid on open swap contracts	-	-	-	-
Unrealized depreciation on futures contracts	55,824	3,261,898	682,760	-
Unrealized depreciation on swap contracts	-	-	-	51,650
Reverse repurchase agreements	-	-	-	3,867,271
Due to custodian	-	-	-	-
Payable for securities purchased	85,461	-	-	12,530,779
Payable for portfolio shares redeemed	3,322	26,391	117,659	10,472
Accrued distribution (12b-1) fees	6,816	80,722	27,540	5,329
Accrued investment advisory fees	21,209	164,533	60,588	11,990
Administrative service fees payable	1,828	22,299	7,514	1,434
Accrued expenses and other liabilities	242	15,375	4,037	171
Total Liabilities	174,702	3,571,218	900,098	16,586,549
Net Assets	$33,254,420	$390,595,993	$133,837,257	$25,736,131
Composition of Net Assets:
Paid-in capital	$29,255,996	$332,787,508	$110,404,230	$21,411,852
Total distributable earnings	3,998,424	57,808,485	23,433,027	4,324,279
Net Assets	$33,254,420	$390,595,993	$133,837,257	$25,736,131
Class II Shares:
Net assets	$33,254,420	$390,595,993	$133,837,257	$25,736,131
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	3,036,107	33,251,124	10,955,314	2,201,874
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.95	$11.75	$12.22	$11.69

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2020 (Unaudited)

Assets:	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investments in securities, at cost	$86,908,949	$355,116,692
Investments in securities, at fair value	$100,764,430	$432,926,433
Cash	-	31,806
Deposit with broker	2,584,826	8,316,561
Receivable for securities sold	-	7,544,213
Receivable for portfolio shares sold	-	270,824
Interest and dividends receivable	243	918,348
Prepaid expenses	1,972	7,701
Total Assets	103,351,471	450,015,886
Liabilities:
Investments in securities sold short, proceeds	-	1,364,994
Investments in securities sold short, at fair value	-	1,369,266
Unrealized depreciation on futures contracts	534,920	2,463,126
Payable for securities purchased	-	22,055,930
Payable for portfolio shares redeemed	58,903	-
Accrued distribution (12b-1) fees	21,166	87,039
Accrued investment advisory fees	22,906	288,273
Administrative service fees payable	5,925	23,616
Accrued expenses and other liabilities	3,325	9,264
Total Liabilities	647,145	26,296,514
Net Assets	$102,704,326	$423,719,372
Composition of Net Assets:
Paid-in capital	$85,234,964	$333,457,753
Total distributable earnings	17,469,362	90,261,619
Net Assets	$102,704,326	$423,719,372
Class II Shares:
Net assets	$102,704,326	$423,719,372
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	8,195,880	30,638,915
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.53	$13.83
See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2020 (unaudited)

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Investment Income:
Dividend income *	$1,473,163	$751,801	$1,342,835	$1,810,570
Interest income	37,568	13,567	38,599	1,031,836
Total Investment Income	1,510,731	765,368	1,381,434	2,842,406
Expenses:
Investment advisory fee	973,606	217,349	630,261	1,139,988
Distribution fees (12b-1) - Class II Shares	270,446	98,795	286,482	335,290
Administrative service fees	35,219	12,804	37,194	43,780
Legal fees	30,012	11,033	32,018	37,376
Trustees fees	9,635	3,534	10,268	12,026
Custody fees	2,350	1,399	2,935	11,618
Miscellaneous expenses	46,117	16,900	48,966	57,174
Total Expenses	1,367,385	361,814	1,048,124	1,637,252
Expenses waived/recaptured	(426,233)	1,751	(667)	(81,504)
Net Expenses	941,152	363,565	1,047,457	1,555,748
Net Investment Income	569,579	401,803	333,977	1,286,658
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,486,706	3,965,038	(2,887,168)	(4,547,337)
Short sales	-	-	-	6,393
Options written	-	-	-	(81,895)
Futures contracts	(4,646,421)	(1,235,425)	(3,026,549)	(3,399,814)
Swap contracts	-	-	-	(308,295)
Forward foreign currency contracts	-	-	-	(34,510)
Foreign currency transactions	-	-	-	(2,752)
	(1,159,715)	2,729,613	(5,913,717)	(8,368,210)
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,625,581)	(3,844,293)	2,471,500	(5,575,928)
Futures contracts	(679,595)	(234,855)	(872,120)	(1,384,979)
Swap contracts	-	-	-	(104,578)
Forward foreign currency contracts	-	-	-	(122,685)
Foreign currency translations	-	-	-	4,840
	(4,305,176)	(4,079,148)	1,599,380	(7,183,330)
Net Realized and Change in Unrealized (Loss)	(5,464,891)	(1,349,535)	(4,314,337)	(15,551,540)
Net Decrease in Net Assets Resulting from Operations	$(4,895,312)	$(947,732)	$(3,980,360)	$(14,264,882)
* Foreign taxes withheld	$-	$-	$-	$21,136

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2020 (unaudited)

	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
Investment Income:
Dividend income *	$92,537	$3,428,845	$1,226,510	$81,122
Interest income	113,914	73,020	23,776	186,831
Total Investment Income	206,451	3,501,865	1,250,286	267,953
Expenses:
Investment advisory fee	139,224	1,099,636	370,634	111,161
Distribution fees (12b-1) - Class II Shares	40,948	499,835	168,470	32,695
Administrative service fees	5,232	65,102	21,863	4,207
Legal fees	4,526	55,917	18,788	3,661
Trustees fees	1,439	17,961	6,024	1,167
Custody fees	1,882	4,440	1,621	13,340
Miscellaneous expenses	6,921	85,699	28,258	5,530
Total Expenses	200,172	1,828,290	615,658	171,761
Expenses waived	(8,535)	(68,872)	-	(21,366)
Net Expenses	191,637	1,759,418	615,658	150,395
Net Investment Income	14,814	1,742,447	634,628	117,558
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,140,977	11,044,001	5,969,940	898,180
Options written	-	-	-	4,121
Futures contracts	(1,100,592)	(4,267,249)	(2,330,129)	(161,955)
Swap contracts	-	-	-	(27,678)
Forward foreign currency contracts	-	-	-	3,829
Foreign currency transactions	(8,484)	-	-	(2,056)
	31,901	6,776,752	3,639,811	714,441
Net change in unrealized appreciation/(depreciation) on:
Investments	421,020	(25,242,454)	(7,620,837)	(225,146)
Short Sales	-	-	-	94
Futures contracts	(85,096)	(3,261,898)	(682,760)	(270,511)
Swap contracts	-	-	-	(74,025)
Forward foreign currency contracts	-	-	-	(2,317)
Foreign currency translations	4,151	-	-	362
	340,075	(28,504,352)	(8,303,597)	(571,543)
Net Realized and Change in Unrealized Gain/ (Loss)	371,976	(21,727,600)	(4,663,786)	142,898
Net Increase (Decrease) in Net Assets Resulting from Operations	$386,790	$(19,985,153)	$(4,029,158)	$260,456
* Foreign taxes withheld	$-	$-	$-	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2020 (unaudited)

	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investment Income:
Dividend income *	$697,485	$2,059,825
Interest income	18,965	2,112,999
Total Investment Income	716,450	4,172,824
Expenses:
Investment advisory fee	471,444	1,807,584
Distribution fees (12b-1) - Class II Shares	130,957	531,642
Administrative service fees	17,143	68,848
Legal fees	14,621	58,955
Trustees fees	4,706	18,893
Custody fees	1,162	15,997
Miscellaneous expenses	22,407	90,326
Total Expenses	662,440	2,592,245
Expenses waived	(327,191)	(19,096)
Net Expenses	335,249	2,573,149
Net Investment Income	381,201	1,599,675
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	508,056	11,156,769
Futures contracts	(2,002,220)	(5,971,696)
Swap contracts	-	(60,382)
Foreign currency transactions	-	(124)
Capital gain distributions from underlying funds	1,073,961	-
	(420,203)	5,124,567
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,377,304)	(9,973,410)
Short Sales	-	(4,272)
Futures contracts	(534,920)	(2,451,861)
Foreign currency translations	-	(25)
	(5,912,224)	(12,429,568)
Net Realized and Change in Unrealized (Loss)	(6,332,427)	(7,305,001)
Net Decrease in Net Assets Resulting from Operations	$(5,951,226)	$(5,705,326)
* Foreign taxes withheld	$-	$19,458

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$569,579	$3,164,682	$401,803	$1,299,539
Net realized gain (loss)	(1,159,715)	8,296,084	2,729,613	2,291,576
Net change in unrealized appreciation (depreciation)	(4,305,176)	23,253,960	(4,079,148)	7,632,679
Net increase (decrease) in net assets resulting from operations	(4,895,312)	34,714,726	(947,732)	11,223,794
From Distributions to Shareholders:
Total distributions paid	-	(12,587,121)	-	(2,374,674)
From Shares of Beneficial Interest:
Proceeds from shares sold	600,800	2,058,524	952,986	2,627,522
Reinvestment of distributions	-	12,587,121	-	2,374,674
Cost of shares redeemed	(11,060,492)	(22,759,006)	(4,498,342)	(12,187,819)
Net decrease in net assets from share transactions of beneficial interest	(10,459,692)	(8,113,361)	(3,545,356)	(7,185,623)
Total increase (decrease) in net assets	(15,355,004)	14,014,244	(4,493,088)	1,663,497
Net Assets:
Beginning of period	230,916,337	216,902,093	83,411,211	81,747,714
End of period	$215,561,333	$230,916,337	$78,918,123	$83,411,211
Share Activity:
Class II:
Shares sold	53,687	176,242	79,760	218,761
Shares reinvested	-	1,095,485	-	194,965
Shares redeemed	(948,980)	(1,941,635)	(366,012)	(1,007,569)
Net decrease in shares of beneficial interest outstanding	(895,293)	(669,908)	(286,252)	(593,843)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Selects Managed Risk Portfolio		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$333,977	$3,601,833	$1,286,658	$3,481,344
Net realized gain (loss)	(5,913,717)	(5,360,714)	(8,368,210)	3,375,356
Net change in unrealized appreciation (depreciation)	1,599,380	36,358,864	(7,183,330)	44,994,594
Net increase (decrease) in net assets resulting from operations	(3,980,360)	34,599,983	(14,264,882)	51,851,294
From Distributions to Shareholders:
Total distributions paid	-	(1,190,659)	-	(3,469,959)
From Shares of Beneficial Interest:
Proceeds from shares sold	60,931	1,178,519	374,967	7,007,097
Reinvestment of distributions	-	1,190,658	-	3,469,959
Cost of shares redeemed	(12,532,957)	(33,726,968)	(16,830,887)	(30,901,938)
Net decrease in net assets from share transactions of beneficial interest	(12,472,026)	(31,357,791)	(16,455,920)	(20,424,882)
Total increase (decrease) in net assets	(16,452,386)	2,051,533	(30,720,802)	27,956,453
Net Assets:
Beginning of period	243,852,866	241,801,333	292,239,951	264,283,498
End of period	$227,400,480	$243,852,866	$261,519,149	$292,239,951
Share Activity:
Class II:
Shares sold	5,895	120,144	28,255	553,225
Shares reinvested	-	117,654	-	269,197
Shares redeemed	(1,232,711)	(3,415,816)	(1,308,692)	(2,453,893)
Net decrease in shares of beneficial interest outstanding	(1,226,816)	(3,178,018)	(1,280,437)	(1,631,471)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio		Global Atlantic Growth Managed Risk Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$14,814	$307,584	$1,742,447	$5,914,104
Net realized gain	31,901	2,554,550	6,776,752	20,761,877
Net change in unrealized appreciation (depreciation)	340,075	1,356,413	(28,504,352)	41,380,712
Net increase (decrease) in net assets resulting from operations	386,790	4,218,547	(19,985,153)	68,056,693
From Distributions to Shareholders:
Total distributions paid	-	(299,239)	-	(5,900,880)
From Shares of Beneficial Interest:
Proceeds from shares sold	4,230,233	1,128,661	2,017,623	2,050,159
Reinvestment of distributions	-	299,239	-	5,900,880
Cost of shares redeemed	(3,938,572)	(3,511,557)	(22,993,933)	(62,184,439)
Net increase (decrease) in net assets from share transactions of beneficial interest	291,661	(2,083,657)	(20,976,310)	(54,233,400)
Total increase (decrease) in net assets	678,451	1,835,651	(40,961,463)	7,922,413
Net Assets:
Beginning of period	32,575,969	30,740,318	431,557,456	423,635,043
End of period	$33,254,420	$32,575,969	$390,595,993	$431,557,456
Share Activity:
Class II:
Shares sold	391,842	108,623	176,308	174,949
Shares reinvested	-	28,283	-	498,807
Shares redeemed	(364,476)	(339,093)	(1,947,200)	(5,341,292)
Net increase (decrease) in shares of beneficial interest outstanding	27,366	(202,187)	(1,770,892)	(4,667,536)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Moderate Growth Managed Risk Portfolio		Global Atlantic PIMCO Tactical Allocation Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$634,628	$2,052,602	$117,558	$370,354
Net realized gain	3,639,811	3,937,598	714,441	1,355,380
Net change in unrealized appreciation (depreciation)	(8,303,597)	14,816,070	(571,543)	2,641,724
Net increase (decrease) in net assets resulting from operations	(4,029,158)	20,806,270	260,456	4,367,458
From Distributions to Shareholders:
Total distributions paid	-	(2,016,802)	-	(266,882)
From Shares of Beneficial Interest:
Proceeds from shares sold	388,194	1,038,647	1,420,225	1,322,912
Reinvestment of distributions	-	2,016,802	-	266,882
Cost of shares redeemed	(5,742,856)	(14,568,694)	(2,833,170)	(3,140,638)
Net decrease in net assets from share transactions of beneficial interest	(5,354,662)	(11,513,245)	(1,412,945)	(1,550,844)
Total increase (decrease) in net assets	(9,383,820)	7,276,223	(1,152,489)	2,549,732
Net Assets:
Beginning of period	143,221,077	135,944,854	26,888,620	24,338,888
End of period	$133,837,257	$143,221,077	$25,736,131	$26,888,620
Share Activity:
Class II:
Shares sold	32,659	88,015	132,839	123,677
Shares reinvested	-	165,855	-	24,087
Shares redeemed	(471,089)	(1,220,660)	(247,055)	(288,931)
Net decrease in shares of beneficial interest outstanding	(438,430)	(966,790)	(114,216)	(141,167)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$381,201	$1,883,317	$1,599,675	$4,061,714
Net realized gain (loss)	(420,203)	4,327,199	5,124,567	9,071,871
Net change in unrealized appreciation (depreciation)	(5,912,224)	14,132,798	(12,429,568)	64,017,255
Net increase (decrease) in net assets resulting from operations	(5,951,226)	20,343,314	(5,705,326)	77,150,840
From Distributions to Shareholders:
Total distributions paid	-	(4,750,990)	-	(22,747,730)
From Shares of Beneficial Interest:
Proceeds from shares sold	62,386	628,496	986,621	3,555,936
Reinvestment of distributions	-	4,750,990	-	22,747,730
Cost of shares redeemed	(5,777,336)	(14,474,991)	(20,115,931)	(46,883,300)
Net decrease in net assets from share transactions of beneficial interest	(5,714,950)	(9,095,505)	(19,129,310)	(20,579,634)
Total increase (decrease) in net assets	(11,666,176)	6,496,819	(24,834,636)	33,823,476
Net Assets:
Beginning of period	114,370,502	107,873,683	448,554,008	414,730,532
End of period	$102,704,326	$114,370,502	$423,719,372	$448,554,008
Share Activity:
Class II:
Shares sold	4,852	50,365	75,007	265,518
Shares reinvested	-	375,572	-	1,698,860
Shares redeemed	(453,225)	(1,138,107)	(1,469,221)	(3,443,607)
Net decrease in shares of beneficial interest outstanding	(448,373)	(712,170)	(1,394,214)	(1,479,229)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic American Funds® Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$12.04		$10.93	$11.98	$10.64	$10.57	$10.86
Income from investment operations:
Net investment income (a,b)	0.03		0.17	0.20	0.15	0.15	0.18
Net realized and unrealized gain (loss)	(0.28)		1.62	(0.76)	1.35	0.45	(0.38)
Total income (loss) from investment operations	(0.25)		1.79	(0.56)	1.50	0.60	(0.20)
Less distributions from:
Net investment income	-		(0.21)	(0.15)	(0.14)	(0.14)	(0.09)
Net realized gains	-		(0.47)	(0.34)	(0.02)	(0.39)	-
Total distributions from net investment income and net realized gains	-		(0.68)	(0.49)	(0.16)	(0.53)	(0.09)
Net asset value, end of period	$11.79		$12.04	$10.93	$11.98	$10.64	$10.57
Total return (c)	(2.08)%		16.72%	(4.75)%	14.16%	5.72%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$215,561		$230,916	$216,902	$240,415	$217,525	$191,162
Ratio of net expenses to average net assets (d)	0.87	% (e)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of gross expenses to average net assets (d,f)	1.26	% (e)	1.26%	1.24%	1.27%	1.27%	1.27%
Ratio of net investment income to average net assets (b,d)	0.53	% (e)	1.41%	1.66%	1.29%	1.37%	1.69%
Portfolio turnover rate	28	% (g)	30%	34%	43%	35%	23%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Does not include the expenses of the investment companies in which the Portfolio invests.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Balanced Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
Net asset value, beginning of period	$12.51		$11.26		$12.09		$10.95		$10.66		$10.82
Income from investment operations:
Net investment income (a,b)	0.06		0.19		0.17		0.13		0.13		0.13
Net realized and unrealized gain (loss)	(0.20)		1.42		(0.85)		1.16		0.25		(0.25)
Total income (loss) from investment operations	(0.14)		1.61		(0.68)		1.29		0.38		(0.12)
Less distributions from:
Net investment income	-		(0.20)		(0.15)		(0.15)		(0.09)		(0.04)
Net realized gains	-		(0.16)		-		-		-		-
Total distributions from net investment income and net realized gains	-		(0.36)		(0.15)		(0.15)		(0.09)		(0.04)
Net asset value, end of period	$12.37		$12.51		$11.26		$12.09		$10.95		$10.66
Total return (c)	(1.12)%		14.34%		(5.66)%		11.80%		3.55%		(1.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$78,918		$83,411		$81,748		$95,893		$101,046		$83,310
Ratio of net expenses to average net assets (d)	0.92	% (e)	0.91%		0.91	% (f)	0.91%		0.91%		0.91%
Ratio of gross expenses to average net assets (d)	0.92	% (e)	0.91	% (g)	0.91%		0.91	% (g)	0.92	% (g)	0.92	% (g)
Ratio of net investment income to average net assets (b,d)	1.02	% (e)	1.54%		1.42%		1.14%		1.23%		1.16%
Portfolio turnover rate	104	% (h)	107%		75%		49%		51%		32%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Does not include the expenses of the investment companies in which the Portfolio invests.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Selects Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$10.49		$9.15	$10.11	$9.04	$9.35	$10.27
Income from investment operations:
Net investment income (a,b)	0.01		0.15	0.04	0.16	0.06	0.16
Net realized and unrealized gain (loss)	(0.17)		1.24	(0.82)	0.97	(0.06)	(0.52)
Total income (loss) from investment operations	(0.16)		1.39	(0.78)	1.13	0.00 (c)	(0.36)
Less distributions from:
Net investment income	-		(0.05)	(0.18)	(0.06)	(0.12)	(0.16)
Net realized gains	-		-	-	-	(0.19)	(0.40)
Total distributions from net investment income and net realized gains	-		(0.05)	(0.18)	(0.06)	(0.31)	(0.56)
Net asset value, end of period	$10.33		$10.49	$9.15	$10.11	$9.04	$9.35
Total return (d)	(1.53)%		15.22%	(7.78)%	12.54%	0.02%	(3.44)%
Ratios and Supplemental Data:
Net assets, end of each year (in 000's)	$227,400		$243,853	$241,801	$285,869	$274,284	$272,598
Ratio of net expenses to average net assets (e)	0.91	% (f)	0.80%	0.57%	0.57%	0.57%	0.57%
Ratio of gross expenses to average net assets (e,g)	0.91	% (f)	1.02%	1.24%	1.26%	1.27%	1.26%
Ratio of net investment income to average net assets (b,e)	0.29	% (f)	1.47%	3.87%	1.66%	0.64%	1.61%
Portfolio turnover rate	68	% (h)	154%	7%	1%	7%	1%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Less than $0.005 per share.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$13.45		$11.31		$12.13		$10.64		$9.78	$10.57
Income from investment operations:
Net investment income (a,b)	0.06		0.16		0.15		0.12		0.13	0.12
Net realized and unrealized gain (loss)	(0.72)		2.14		(0.85)		1.48		0.81	(0.87)
Total income (loss) from investment operations	(0.66)		2.30		(0.70)		1.60		0.94	(0.75)
Less distributions from:
Net investment income	-		(0.16)		(0.12)		(0.11)		(0.08)	(0.04)
Net asset value, end of period	$12.79		$13.45		$11.31		$12.13		$10.64	$9.78
Total return (c)	(4.91)%		20.40%		(5.82)%		15.14%		9.60%	(7.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$261,519		$292,240		$264,283		$302,607		$236,401	$162,144
Ratio of net expenses to average net assets (d)	1.16	% (e)	1.16%		1.15%		1.13%		1.08%	1.08%
Ratio of gross expenses to average net assets (d,f)	1.22	% (e)	1.21%		1.19%		1.24%		1.22%	1.21%
Ratio of net investment income to average net assets (b,d)	0.96	% (e)	1.24%		1.24%		1.04%		1.22%	1.13%
Portfolio turnover rate	15	% (g,h)	20	% (h)	24	% (h)	43	% (h)	3%	3%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Does not include the expenses of the investment companies or fees on swaps in which the Portfolio invests.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  The portfolio turnover rate excludes mortgage dollar roll transactions for the six months ended June 30, 2020 and the years ended December 31, 2019, December 31, 2018 and December 31, 2017. If these were included in the calculation, the turnover percentage would be 34%, 55%, 48% and 55%, respectively.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period Ended December 31, 2015 (a)
Net asset value, beginning of period	$10.83		$9.57	$10.63	$9.87	$9.48	$10.00
Income from investment operations:
Net investment income (b,c)	0.00	(d)	0.10	0.10	0.04	0.04	0.01
Net realized and unrealized gain (loss)	0.12		1.26	(0.71)	0.75	0.35	(0.53)
Total income (loss) from investment operations	0.12		1.36	(0.61)	0.79	0.39	(0.52)
Less distributions from:
Net investment income	-		(0.10)	(0.05)	(0.03)	0.00 (d)	0.00	(d)
Net realized gains	-		-	(0.40)	-	-	-
Total distributions from net investment income and net realized gains	-		(0.10)	(0.45)	(0.03)	0.00 (d)	0.00	(d)
Net asset value, end of period	$10.95		$10.83	$9.57	$10.63	$9.87	$9.48
Total return (e)	1.11%		14.21%	(5.74)%	8.04%	4.12%	(5.17)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$33,254		$32,576	$30,740	$34,626	$30,792	$16,249
Ratio of net expenses to average net assets (f)	1.17	% (g)	1.17%	1.16%	1.16%	1.16%	1.16	% (g)
Ratio of gross expenses to average net assets (f,h)	1.22	% (g)	1.23%	1.20%	1.21%	1.21%	1.22	% (g)
Ratio of net investment income to average net assets (c,f)	0.09	% (g)	0.96%	0.94%	0.37%	0.43%	0.10	% (g)
Portfolio turnover rate	139	% (i)	220%	142%	241%	101%	14	% (i)

(a)  Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio commenced operations on April 30, 2015.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Less than $0.005 per share.

(e)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(f)  Does not include the expenses of the investment companies in which the Portfolio invests.

(g)  Annualized.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
Net asset value, beginning of period	$12.32		$10.67		$11.64		$10.03		$9.91		$10.49
Income from investment operations:
Net investment income (a,b)	0.05		0.16		0.14		0.11		0.13		0.13
Net realized and unrealized gain (loss)	(0.62)		1.66		(0.99)		1.65		0.09		(0.68)
Total income (loss) from investment operations	(0.57)		1.82		(0.85)		1.76		0.22		(0.55)
Less distributions from:
Net investment income	-		(0.17)		(0.12)		(0.15)		(0.10)		(0.03)
Total distributions from net investment income and net realized gains	-		(0.17)		(0.12)		(0.15)		(0.10)		(0.03)
Net asset value, end of period	$11.75		$12.32		$10.67		$11.64		$10.03		$9.91
Total return (c)	(4.63)%		17.11%		(7.33)%		17.61%		2.23%		(5.23)%
Ratios and Supplemental Data:
Net assets, end of each period (in 000's)	$390,596		$431,557		$423,635		$489,447		$467,767		$461,355
Ratio of net expenses to average net assets (d)	0.88	% (e)	0.89%		0.91	% (f)	0.91%		0.91%		0.91%
Ratio of gross expenses to average net assets (d)	0.91	% (e)	0.91	% (g)	0.89%		0.91	% (g)	0.92	% (g)	0.92	% (g)
Ratio of net investment income to average net assets (b,d)	0.87	% (e)	1.38%		1.24%		1.04%		1.32%		1.22%
Portfolio turnover rate	90	% (h)	69%		53%		51%		59%		23%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Does not include the expenses of the investment companies in which the Portfolio invests.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderate Growth Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
Net asset value, beginning of period	$12.57		$11.00		$11.90		$10.52		$10.20		$10.50
Income from investment operations:
Net investment income (a,b)	0.06		0.17		0.16		0.12		0.13		0.13
Net realized and unrealized gain (loss)	(0.41)		1.58		(0.93)		1.40		0.28		(0.40)
Total income (loss) from investment operations	(0.35)		1.75		(0.77)		1.52		0.41		(0.27)
Less distributions from:
Net investment income	-		(0.18)		(0.13)		(0.14)		(0.09)		(0.03)
Total distributions from net investment income and net realized gains	-		(0.18)		(0.13)		(0.14)		(0.09)		(0.03)
Net asset value, end of period	$12.22		$12.57		$11.00		$11.90		$10.52		$10.20
Total return (c)	(2.79)%		15.94%		(6.50)%		14.47%		4.05%		(2.57)%
Ratios and Supplemental Data:
Net assets, end of each period (in 000's)	$133,837		$143,221		$135,945		$153,178		$142,389		$127,725
Ratio of net expenses to average net assets (d)	0.91	% (e)	0.91%		0.91	% (f)	0.91%		0.91%		0.91%
Ratio of gross expenses to average net assets (d)	0.91	% (e)(g)	0.91	% (g)	0.89%		0.91	% (g)	0.92	% (g)	0.92	% (g)
Ratio of net investment income to average net assets (b,d)	0.94	% (e)	1.46%		1.35%		1.09%		1.26%		1.21%
Portfolio turnover rate	97	% (h)	91%		65%		52%		59%		21%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Does not include the expenses of the investment companies in which the Portfolio invests.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic PIMCO Tactical Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Period Ended December 31, 2015 (a)
Net asset value, beginning of period	$11.61		$9.90		$11.12		$9.73		$9.45		$10.00
Income from investment operations:
Net investment income (b,c)	0.05		0.16		0.14		0.09		0.11		0.04
Net realized and unrealized gain (loss)	0.03		1.67		(0.87)		1.34		0.26		(0.51)
Total income (loss) from investment operations	0.08		1.83		(0.73)		1.43		0.37		(0.47)
Less distributions from:
Net investment income	-		(0.12)		(0.11)		(0.04)		(0.09)		(0.08)
Net realized gains	-		-		(0.38)		-		-		-
Total distributions from net investment income and net realized gains	-		(0.12)		(0.49)		(0.04)		(0.09)		(0.08)
Net asset value, end of period	$11.69		$11.61		$9.90		$11.12		$9.73		$9.45
Total return (d)	0.69%		18.37%		(6.65)%		14.66%		3.91%		(4.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$25,736		$26,889		$24,339		$25,496		$20,356		$13,215
Ratio of net expenses to average net assets (e)	1.15	% (f)	1.15%		1.14%		1.14%		1.14%		1.14	% (f)
Ratio of gross expenses to average net assets (e,g)	1.31	% (f)	1.25%		1.20%		1.21%		1.21%		1.22	% (f)
Ratio of net investment income to average net assets (c,e)	0.90	% (f)	1.43%		1.29%		0.83%		1.15%		0.61	% (f)
Portfolio turnover rate	263	% (h,i)	782	% (i)	207	% (i)	403	% (i)	66	% (i)	128	% (h,i)

(a)  Global Atlantic PIMCO Tactical Allocation Portfolio commenced operations on April 30, 2015.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies or fees on swaps in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rates excludes mortgage dollar roll transactions for the six months ended June 30, 2020 and the years ended December 31, 2019, December 31, 2018, December 31,2017, December 31, 2016, and the period ended December 31, 2015. If these were included in the calculation, the turnover percentage would be 396%, 891%, 376%, 455%, 304%, and 220%, respectively.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Select Advisor Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$13.23		$11.53	$12.55	$11.04	$10.62	$10.97
Income from investment operations:
Net investment income (a,b)	0.05		0.21	0.13	0.11	0.14	0.15
Net realized and unrealized gain (loss)	(0.75)		2.05	(0.87)	1.55	0.40	(0.46)
Total income (loss) from investment operations	(0.70)		2.26	(0.74)	1.66	0.54	(0.31)
Less distributions from:
Net investment income	-		(0.15)	(0.12)	(0.15)	(0.12)	(0.04)
Net realized gains	-		(0.41)	(0.16)	-	-	-
Total distributions from net investment income and net realized gains	-		(0.56)	(0.28)	(0.15)	(0.12)	(0.04)
Net asset value, end of period	$12.53		$13.23	$11.53	$12.55	$11.04	$10.62
Total return (c)	(5.29)%		19.96%	(5.99)%	15.06%	5.10%	(2.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$102,704		$114,371	$107,874	$119,955	$110,443	$105,716
Ratio of net expenses to average net assets (d)	0.64	% (e)	0.64%	0.63%	0.63%	0.63%	0.63%
Ratio of gross expenses to average net assets (d,f)	1.26	% (e)	1.27%	1.24%	1.26%	1.27%	1.26%
Ratio of net investment income to average net assets (b,d)	0.73	% (e)	1.68%	1.07%	0.95%	1.26%	1.42%
Portfolio turnover rate	21	% (g)	22%	32%	36%	45%	21%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Does not include the expenses of the investment companies in which the Portfolio invests.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Wellington Research Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
Net asset value, beginning of period	$14.00		$12.38		$13.40		$11.82		$11.32		$11.25
Income from investment operations:
Net investment income (a,b)	0.05		0.13		0.12		0.09		0.08		0.06
Net realized and unrealized gain (loss)	(0.22)		2.23		(0.79)		1.56		0.42		0.03	(c)
Total income (loss) from investment operations	(0.17)		2.36		(0.67)		1.65		0.50		0.09
Less distributions from:
Net investment income	-		(0.13)		(0.09)		(0.07)		-		(0.01)
Net realized gains	-		(0.61)		(0.26)		-		-		(0.01)
Total distributions from net investment income and net realized gains	-		(0.74)		(0.35)		(0.07)		-		(0.02)
Net asset value, end of period	$13.83		$14.00		$12.38		$13.40		$11.82		$11.32
Total return (d)	(1.21)%		19.32%		(5.07)%		13.99%		4.68%		0.75%
Ratios and Supplemental Data:
Net assets, end of each period (in 000's)	$423,719		$448,554		$414,731		$478,812		$415,607		$335,250
Ratio of net expenses to average net assets (e)	1.21	% (f)	1.20%		1.20	% (j)	1.20%		1.20%		1.20%
Ratio of gross expenses to average net assets (e)	1.22	% (f,g)	1.21	% (g)	1.19%		1.21	% (g)	1.21	% (g)	1.21	% (g)
Ratio of net investment income to average net assets (b,e)	0.75	% (f)	0.93%		0.89%		0.68%		0.65%		0.49%
Portfolio turnover rate	34	% (i)	53	% (i)	66	% (i)	67	% (i)	71	% (i)	91	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rates excludes mortgage dollar roll transactions for the six months ended June 30, 2020 and the years ended December 31, 2019, December 31, 2018, December 31, 2017, December 31, 2016 and December 31, 2015. If these were included in the calculation the turnover percentage would be 46%, 70%, 92%, 106%, 120%, and 175%, respectively.

(j)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2020

1.  ORGANIZATION

The Global Atlantic Portfolios (each, a "Portfolio" and collectively, the "Portfolios") are comprised of twenty-three different actively managed portfolios, ten of which are discussed in this report. Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Portfolio	Commencement Date	Investment Objective
Global Atlantic American Funds® Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Balanced Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic BlackRock Selects Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	April 30, 2015	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderate Growth Managed Risk Portfolio	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic PIMCO Tactical Allocation Portfolio	April 30, 2015	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Select Advisor Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Wellington Research Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.

Each of the Portfolios in this report is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by the separate accounts of Forethought Life Insurance Company. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

The Portfolios currently offer Class II shares at net asset value.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds), exchange-traded funds and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each Underlying Fund's board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive ETFs. An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, an ETF has fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).

These investments will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and iii) representative of the Global Atlantic Investment Advisors, LLC (the "Adviser") and/or Sub-Adviser. The Fair Value Committee at its discretion may also include a representative from the Administrator and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more of the following: (i) Chief Compliance Officer of the Trust, (ii) Principal Financial Officer, and (iii) representative of the Adviser and/or Sub-adviser. The Fair Value Committee at its discretion may also include a representative from the Administrator and third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase;(iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions;(vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for each Portfolio's investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$205,927,580	$-	$-	$205,927,580
Short-Term Investments	7,126,386	-	-	7,126,386
Total	$213,053,966	$-	$-	$213,053,966
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$679,595	$-	$-	$679,595
Total	$679,595	$-	$-	$679,595

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,290,702	$-	$-	$75,290,702
Short-Term Investments	2,806,077	-	-	2,806,077
Total	$78,096,779	$-	$-	$78,096,779
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$234,855	$-	$-	$234,855
Total	$234,855	$-	$-	$234,855

Global Atlantic BlackRock Selects Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$166,732,157	$-	$-	$166,732,157
Variable Insurance Trusts	49,836,606	-	-	49,836,606
Short-Term Investments	8,394,748	-	-	8,394,748
Total	$224,963,511	$-	$-	$224,963,511
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$872,120	$-	$-	$872,120
Total	$872,120	$-	$-	$872,120

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$187,057,426	$-	$-	$187,057,426
Corporate Bonds and Notes	-	27,286,254	-	27,286,254
Asset Backed and Commercial Backed Securities	-	17,214,132	-	17,214,132
Agency Mortgage Backed Securities	-	12,752,414	-	12,752,414
U.S. Treasury Securities	-	5,858,368	-	5,858,368
Sovereign Debts	-	3,490,994	-	3,490,994
Term Loans	-	1,848,734	-	1,848,734
Municipal Bonds	-	1,645,769	-	1,645,769
Short-Term Investments	9,204,934	-	-	9,204,934
Futures Contracts*	76,863	-	-	76,863
Swap Contracts	-	74,398	-	74,398
Forward Foreign Currency Contracts	-	88,105	-	88,105
Total	$196,339,223	$70,259,168	$-	$266,598,391

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,590,422	$-	$-	$1,590,422
Swap Contracts	-	203,770	-	203,770
Forward Foreign Currency Contracts	-	253,145	-	253,145
Total	$1,590,422	$456,915	$-	$2,047,337

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$-	$17,370,834	$-	$17,370,834
Exchange Traded Funds	10,763,313	-	-	10,763,313
Short-Term Investments	4,807,747	-	-	4,807,747
Futures Contracts*	-	-	-	-
Total	$15,571,060	$17,370,834	$-	$32,941,894
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$55,824	$-	$-	$55,824
Total	$55,824	$-	$-	$55,824

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$372,238,441	$-	$-	$372,238,441
Short-Term Investments	8,364,228	-	-	8,364,228
Total	$380,602,669	$-	$-	$380,602,669
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$3,261,898	$-	$-	$3,261,898
Total	$3,261,898	$-	$-	$3,261,898

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$127,390,323	$-	$-	$127,390,323
Short-Term Investments	4,346,748	-	-	4,346,748
Total	$131,737,071	$-	$-	$131,737,071
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$682,760	$-	$-	$682,760
Total	$682,760	$-	$-	$682,760

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic PIMCO Tactical Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$-	$11,964,456	$-	$11,964,456
Exchange Traded Funds	7,782,420	-	-	7,782,420
Agency Mortgage Backed Securities	-	6,733,558	-	6,733,558
Corporate Bonds and Notes	-	3,461,066	-	3,461,066
Asset Backed and Commercial Backed Securities	-	1,283,364	-	1,283,364
Sovereign Debts	-	448,626	-	448,626
Municipal Bonds	-	89,885	-	89,885
Short-Term Investments	62,536	2,099,590	-	2,162,126
Futures Contracts*	23,411	-	-	23,411
Swap Contracts	-	22,903	-	22,903
Forward Foreign Currency Contracts	-	1,458	-	1,458
Total	$7,868,367	$26,104,906	$-	$33,973,273
Liabilities	Level 1	Level 2	Level 3	Total
Agency Mortgage Backed Securities (Securities Sold)	$-	$107,453	$-	$107,453
Reverse Repurchase Agreements	-	3,867,271	-	3,867,271
Futures Contracts*	10,052	-	-	10,052
Swap Contracts	-	74,553	-	74,553
Forward Foreign Currency Contracts	-	1,402	-	1,402
Total	$10,052	$4,050,679	$-	$4,060,731

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$82,462,209	$-	$-	$82,462,209
Exchange Traded Funds	15,692,378	-	-	15,692,378
Short-Term Investments	2,609,843	-	-	2,609,843
Total	$100,764,430	$-	$-	$100,764,430
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$534,920	$-	$-	$534,920
Total	$534,920	$-	$-	$534,920

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$262,897,370	$-	$-	$262,897,370
Corporate Bonds & Notes	-	60,128,180	-	60,128,180
Agency and Mortgage Backed Securities	-	25,517,665	-	25,517,665
Asset Backed and Commercial Backed Securities	-	22,556,142	-	22,556,142
U.S. Treasury Securities	-	21,868,822	-	21,868,822
Municipal Bonds	-	4,021,630	-	4,021,630
Exchange Traded Funds	2,643,570	-	-	2,643,570
Sovereign Debts	-	1,308,986	-	1,308,986
Short-Term Investments	31,984,068	-	-	31,984,068
Total	$297,525,008	$135,401,425	$-	$432,926,433

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic Wellington Research Managed Risk Portfolio (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Agency Mortgage Backed Securities (Securities Sold)	$-	$1,369,266	$-	$1,369,266
Futures Contracts*	2,463,126	-	-	2,463,126
Total	$2,463,126	$1,369,266	$-	$3,832,392

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2017 and 2018 tax returns, or is expected to be taken in each Portfolio's December 31, 2019 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six months ended June 30, 2020, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	(34,510)	(122,685)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	-	-
Global Atlantic Growth Managed Risk Portfolio	-	-
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-
Global Atlantic PIMCO Tactical Allocation Portfolio	3,829	(2,317)
Global Atlantic Select Advisor Managed Risk Portfolio	-	-
Global Atlantic Wellington Research Managed Risk Portfolio	-	-

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise,

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. For the period ended June 30, 2020, the Global Atlantic Franklin Dividend had realized losses of $81,895 from option contracts written. For the period ended June 30, 2020, the Global Atlantic PIMCO Tactical Allocation Portfolio had realized gains of $4,121 from option contracts written.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six months ended June 30, 2020, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	Equity	$(4,646,421)	$(679,595)
Global Atlantic Balanced Managed Risk Portfolio	Equity	(1,235,425)	(234,855)
Global Atlantic BlackRock Selects Managed Risk Portfolio	Equity	(3,026,549)	(872,120)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Equity	(4,099,309)	(1,579,768)
	Interest Rate	699,495	194,789
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Equity	(1,100,592)	(85,096)
Global Atlantic Growth Managed Risk Portfolio	Equity	(4,267,249)	(3,261,898)
Global Atlantic Moderate Growth Managed Risk Portfolio	Equity	(2,330,129)	(682,760)
Global Atlantic PIMCO Tactical Allocation Portfolio	Equity	-	(246,207)
	Interest Rate	(161,955)	(24,304)
Global Atlantic Select Advisor Managed Risk Portfolio	Equity	(2,002,220)	(534,920)
Global Atlantic Wellington Research Managed Risk Portfolio	Equity	(5,971,696)	(2,459,923)
	Interest Rate	-	8,062

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six months ended June 30, 2020, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio		$-	$-
Global Atlantic Balanced Managed Risk Portfolio		-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio		-	-
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Interest Rate	(308,295)	(65,715)
	Credit	-	(32,745)
	Currency	-	(6,118)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio		-	-
Global Atlantic Growth Managed Risk Portfolio		-	-
Global Atlantic Moderate Growth Managed Risk Portfolio		-	-
Global Atlantic PIMCO Tactical Allocation Portfolio	Interest Rate	(27,678)	(66,343)
	Credit	-	(7,682)
Global Atlantic Select Advisor Managed Risk Portfolio		-	-
Global Atlantic Wellington Research Managed Risk Portfolio	Credit	(60,382)	-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Repurchase and Reverse Repurchase Agreements Risk – Repurchase and reverse repurchase agreements involve the purchase or sale of securities held by the Portfolio with an agreement to resell or repurchase the securities at an agreed-upon price, date and interest payment. Repurchase transactions are subject to credit risk and counterparty risk. They also carry the risk that the market value of the securities may increase above the resell value or decline below the repurchase price. The Portfolio could also lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio is less than the value of securities. Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in the Portfolio's net asset value.

For the six months ended June 30, 2020, the average amount of reverse repurchase agreements outstanding and the daily average interest rate for the Global Atlantic PIMCO Tactical Allocation Portfolio was $1,063,036 and 0.21%, respectively.

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following table presents certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2020.

Global Atlantic American Funds® Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$(679,595)	$-	$(679,595)	$679,595	$-
Total	$-	$-	$-	$-	$-	$(679,595)	$-	$(679,595)	$679,595	$-

Global Atlantic Balanced Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$(234,855)	$-	$(234,855)	$234,855	$-
Total	$-	$-	$-	$-	$-	$(234,855)	$-	$(234,855)	$234,855	$-

Global Atlantic BlackRock Selects Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$(872,120)	$-	$(872,120)	$872,120	$-
Total	$-	$-	$-	$-	$-	$(872,120)	$-	$(872,120)	$872,120	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Citibank, N.A.	$68,360	$(68,360)	$-	$-	$-	$(210,761)	$68,360	$(142,401)	$142,401	$-
Deutsche Bank	3,569	(3,569)	-	-	-	(5,606)	3,569	(2,037)	2,037	-
Goldman Sachs & Co.	-	-	-	-	-	(1,579,768)	-	(1,579,768)	1,579,768
JP Morgan Securities, LLC	167,457	(167,457)	-	-	-	(251,222)	167,457	(83,765)	83,765	-
Total	$239,386	$(239,386)	$-	$-	$-	$(2,047,357)	$239,386	$(1,807,971)	$1,807,971	$-

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Credit Suisse	$-	$-	$-	$-	$-	$(55,824)	$-	$(55,824)	$55,824	$-
Total	$-	$-	$-	$-	$-	$(55,824)	$-	$(55,824)	$55,824	$-

Global Atlantic Moderate Growth Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$(682,760)	$-	$(682,760)	$682,760	$-
Total	$-	$-	$-	$-	$-	$(682,760)	$-	$(682,760)	$682,760	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic PIMCO Tactical Allocation Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
BofA Securities Inc.	$-	$-	$-	$-	$-	$(3,867,271)	$-	$(3,867,271)	$3,867,271	$-
Barclays Bank PLC	1,458	(1,420)	56	-	56	(1,420)	1,420	-	-	-
Goldman Sachs & Co.	46,314	(46,314)	-	-	-	(84,605)	46,314	(38,291)	38,291	-
Total	$47,772	$(47,734)	$56	$-	$56	$(3,953,296)	$47,734	$(3,905,562)	$3,905,562	$-

Global Atlantic Select Advisor Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$(534,920)	$-	$(534,920)	$534,920	$-
Total	$-	$-	$-	$-	$-	$(534,920)	$-	$(534,920)	$534,920	$-

Global Atlantic Wellington Research Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Credit Suisse	$-	$-	$-	$-	$-	$(3,203)	$-	$(3,203)	$3,203	$-
Goldman Sachs & Co.	-	-	-	-	-	(2,459,923)	-	(2,459,923)	2,459,923	-
Total	$-	$-	$-	$-	$-	$(2,463,126)	$-	$(2,463,126)	$2,463,126	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30,2020:

Global Atlantic American Funds® Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-	$-
Unrealized appreciation on Swap Contracts	-	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Liabilities
Unrealized depreciation on Futures Contracts	(679,595)	-	-	-	(679,595)
Unrealized depreciation on Swap Contracts	-	-	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$(679,595)	$-	$-	$-	$(679,595)

Global Atlantic Balanced Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-	$-
Unrealized appreciation on Swap Contracts	-	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Liabilities
Unrealized depreciation on Futures Contracts	(234,855)	-	-	-	(234,855)
Unrealized depreciation on Swap Contracts	-	-	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$(234,855)	$-	$-	$-	$(234,855)

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic BlackRock Selects Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-	$-
Unrealized appreciation on Swap Contracts	-	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Liabilities
Unrealized depreciation on Futures Contracts	(872,120)	-	-	-	(872,120)
Unrealized depreciation on Swap Contracts	-	-	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$(872,120)	$-	$-	$-	$(872,120)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-	$-
Unrealized appreciation on Swap Contracts	-	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Liabilities
Unrealized depreciation on Futures Contracts	-	(1,513,559)	-	-	(1,513,559)
Unrealized depreciation on Swap Contracts	-	(71,387)	(27,048)	(30,937)	(129,372)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$-	$(1,584,946)	$(27,048)	$(30,937)	$(1,642,931)

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-	$-
Unrealized appreciation on Swap Contracts	-	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	-
Liabilities
Unrealized depreciation on Futures Contracts	-	(55,824)	-	-	(55,824)
Unrealized depreciation on Swap Contracts	-	-	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$-	$(55,824)	$-	$-	$(55,824)

Global Atlantic Growth Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-	$-
Unrealized appreciation on Swap Contracts	-	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Liabilities
Unrealized depreciation on Futures Contracts	(3,261,898)	-	-	-	(3,261,898)
Unrealized depreciation on Swap Contracts	-	-	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$(3,261,898)	$-	$-	$-	$(3,261,898)

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic Moderate Growth Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-	$-
Unrealized appreciation on Swap Contracts	-	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	-
Liabilities
Unrealized depreciation on Futures Contracts	(682,760)	-	-	-	(682,760)
Unrealized depreciation on Swap Contracts	-	-	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$(682,760)	$-	$-	$-	$(682,760)

Global Atlantic PIMCO Tactical Allocation Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$13,359	$-	$-	$13,359
Unrealized appreciation on Swap Contracts	-	-	14,431	-	14,431
Unrealized appreciation on Forward Foreign Exchange Contracts	-	56		-	56
Liabilities
Unrealized depreciation on Futures Contracts	-	-	-	-	-
Unrealized depreciation on Swap Contracts	-	(66,081)	-	-	(66,081)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$-	$(52,666)	$14,431	$-	$(38,235)

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Global Atlantic Select Advisor Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-	$-
Unrealized appreciation on Swap Contracts	-	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Liabilities
Unrealized depreciation on Futures Contracts	(534,920)	-	-	-	(534,920)
Unrealized depreciation on Swap Contracts	-	-	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$(534,920)	$-	$-	$-	$(534,920)

Global Atlantic Wellington Research Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$-	$-	$-	$-
Unrealized appreciation on Swap Contracts	-	-	-	-	-
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Liabilities
Unrealized depreciation on Futures Contracts	(2,459,923)	(3,203)	-	-	(2,463,126)
Unrealized depreciation on Swap Contracts	-	-	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	-	-
Total	$(2,459,923)	$(3,203)	$-	$-	$(2,463,126)

The notional value of the derivative instruments outstanding as of June 30, 2020, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

	Purchases	Sales
Global Atlantic American Funds® Managed Risk Portfolio	$58,116,025	$68,787,921
Global Atlantic Balanced Managed Risk Portfolio	78,548,773	83,067,411
Global Atlantic BlackRock Selects Managed Risk Portfolio	148,366,447	162,108,543
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	89,434,852	102,472,218
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	40,008,493	41,843,293
Global Atlantic Growth Managed Risk Portfolio	339,355,917	363,538,259
Global Atlantic Moderate Growth Managed Risk Portfolio	122,889,983	130,230,070
Global Atlantic PIMCO Tactical Allocation Portfolio	124,766,790	123,019,702
Global Atlantic Select Advisor Managed Risk Portfolio	20,553,638	26,355,791
Global Atlantic Wellington Research Managed Risk Portfolio	171,420,557	213,838,889

4.  INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic American Funds® Managed Risk Portfolio	Wilshire Associates Incorporated Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	BlackRock Financial Management, Inc. Milliman Financial Risk Management, LLC
Global Atlantic BlackRock Selects Managed Risk Portfolio	BlackRock Investment Management, LLC* Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Franklin Advisers, Inc. Milliman Financial Risk Management, LLC
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Goldman Sachs Asset Management, L.P.
Global Atlantic Growth Managed Risk Portfolio	BlackRock Financial Management, Inc. Milliman Financial Risk Management, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	BlackRock Financial Management, Inc. Milliman Financial Risk Management, LLC
Global Atlantic PIMCO Tactical Allocation Portfolio	Pacific Investment Management Company LLC

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Portfolio	Sub-Adviser
Global Atlantic Select Advisor Managed Risk Portfolio	Wilshire Associates Incorporated Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Milliman Financial Risk Management, LLC Wellington Management Company LLP

*  BlackRock Investment Management, LLC became the sub-adviser of the Capital Appreciation and Income Component of the Portfolio effective May 1, 2019.

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Portfolios, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio.

Portfolio	Advisory Fee*
Global Atlantic American Funds® Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Balanced Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Moderate Growth Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic PIMCO Tactical Allocation Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Select Advisor Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Wellington Research Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

*  Calculated daily based on the average daily net assets.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

Effective May 1, 2020, with respect to each Portfolio, the Adviser has contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Portfolio	Expense Limitation	Expiration Date
Global Atlantic American Funds® Managed Risk Portfolio	0.87%	April 30, 2021
Global Atlantic Balanced Managed Risk Portfolio	0.92%	April 30, 2021
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.94%	April 30, 2021
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	1.16%	April 30, 2021
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	1.17%	April 30, 2021
Global Atlantic Growth Managed Risk Portfolio	0.88%	April 30, 2021
Global Atlantic Moderate Growth Managed Risk Portfolio	0.92%	April 30, 2021
Global Atlantic PIMCO Tactical Allocation Portfolio	1.15%	April 30, 2021
Global Atlantic Select Advisor Managed Risk Portfolio	0.64%	April 30, 2021
Global Atlantic Wellington Research Managed Risk Portfolio	1.21%	April 30, 2021

In addition, the Adviser has agreed to waive 0.40% of its fees for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio for as long as each Portfolio relies primarily on investments in underlying funds to achieve its principal investment strategy. These waivers are not subject to recoupment.

The Adviser or its affiliates may receive compensation from managers of underlying funds in which certain Portfolios invest. This compensation may create a conflict of interest for the Adviser in the selection of underlying funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of compensation received from managers of underlying funds. The minimum amount of this waiver, until at least April 30, 2021 for each Portfolio is based on estimated amounts expected to be received during the current fiscal year. The actual amount of each waiver may be higher to the extent the payments exceed the Adviser's estimates, but it will not be lower. These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

For the six months ended June 30, 2020, the Adviser waived fees as follows:

Waiver
Global Atlantic American Funds® Managed Risk Portfolio	$426,233
Global Atlantic Balanced Managed Risk Portfolio	–
Global Atlantic BlackRock Selects Managed Risk Portfolio	667
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	81,504
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	8,535
Global Atlantic Growth Managed Risk Portfolio	68,872
Global Atlantic Moderate Growth Managed Risk Portfolio	–
Global Atlantic PIMCO Tactical Allocation Portfolio	21,366
Global Atlantic Select Advisor Managed Risk Portfolio	327,191
Global Atlantic Wellington Research Managed Risk Portfolio	19,096

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. During the six months ended June 30, 2020, the Adviser recaptured $6,481 and $1,751 from the Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Balanced Managed Risk Portfolio, respectively, for prior period expense waivers/reimbursements, and no other expense waivers/reimbursements were recaptured from the other Portfolios.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2020	December 31, 2021	December 31, 2022	December 31, 2023
Global Atlantic American Funds® Managed Risk Portfolio	$8,985	$-	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	140	-	1,318	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	159,740	99,190	35,171	667
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	299,243	105,768	143,809	81,504
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	17,704	13,140	19,389	8,535
Global Atlantic Growth Managed Risk Portfolio	7,237	-	76,229	68,871
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-	-
Global Atlantic PIMCO Tactical Allocation Portfolio	17,007	15,100	26,831	21,366
Global Atlantic Select Advisor Managed Risk Portfolio	45,736	15,417	38,360	16,459
Global Atlantic Wellington Research Managed Risk Portfolio	60,904	-	13,260	19,096

The following amounts expired unrecouped as of the date listed below:

December 31, 2019
Global Atlantic American Funds® Managed Risk Portfolio	$13,328
Global Atlantic Balanced Managed Risk Portfolio	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	157,217
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	260,257
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	13,249
Global Atlantic Growth Managed Risk Portfolio	-
Global Atlantic Moderate Growth Managed Risk Portfolio	-
Global Atlantic PIMCO Tactical Allocation Portfolio	11,766
Global Atlantic Select Advisor Managed Risk Portfolio	56,283
Global Atlantic Wellington Research Managed Risk Portfolio	55,984

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six months ended June 30, 2020, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

For the six months ended June 30, 2020, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic American Funds® Managed Risk Portfolio	$270,446
Global Atlantic Balanced Managed Risk Portfolio	98,795
Global Atlantic BlackRock Selects Managed Risk Portfolio	286,482
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	32,695
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	40,948
Global Atlantic Growth Managed Risk Portfolio	499,835
Global Atlantic Moderate Growth Managed Risk Portfolio	168,470
Global Atlantic PIMCO Tactical Allocation Portfolio	32,695
Global Atlantic Select Advisor Managed Risk Portfolio	130,957
Global Atlantic Wellington Research Managed Risk Portfolio	531,642

For the six months ended June 30, 2020, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic American Funds® Managed Risk Portfolio	$9,635
Global Atlantic Balanced Managed Risk Portfolio	3,534
Global Atlantic BlackRock Selects Managed Risk Portfolio	10,268
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	12,026
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	1,439
Global Atlantic Growth Managed Risk Portfolio	17,961
Global Atlantic Moderate Growth Managed Risk Portfolio	6,024
Global Atlantic PIMCO Tactical Allocation Portfolio	1,167
Global Atlantic Select Advisor Managed Risk Portfolio	4,706
Global Atlantic Wellington Research Managed Risk Portfolio	18,893

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, Forethought Life Insurance Company Separate Account A owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Forethought Life Insurance Company, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2019, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$215,032,697	$21,310,946	$(5,273,932)	$16,037,014
Global Atlantic Balanced Managed Risk Portfolio	72,076,501	12,097,525	(491,841)	11,605,684
Global Atlantic BlackRock Selects Managed Risk Portfolio	229,051,575	15,743,108	(2,787,192)	12,955,916
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	218,729,834	86,227,572	(7,743,178)	78,484,394

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	$29,514,795	$2,596,801	$(297,794)	$2,299,007
Global Atlantic Growth Managed Risk Portfolio	348,938,832	84,181,695	(1,298,706)	82,882,989
Global Atlantic Moderate Growth Managed Risk Portfolio	119,807,409	24,593,156	(1,106,195)	23,486,961
Global Atlantic PIMCO Tactical Allocation Portfolio	29,463,474	2,792,770	(91,754)	2,701,016
Global Atlantic Select Advisor Managed Risk Portfolio	96,096,632	19,256,531	(1,006,783)	18,249,748
Global Atlantic Wellington Research Managed Risk Portfolio	364,460,586	90,663,814	(3,903,752)	86,760,062

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended December 31, 2019 and 2018 were as follows:

For fiscal year ended 12/31/2019	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$3,970,817	$8,616,304	$-	$12,587,121
Global Atlantic Balanced Managed Risk Portfolio	1,305,626	1,069,048	-	2,374,674
Global Atlantic BlackRock Selects Managed Risk Portfolio	1,190,659	-	-	1,190,659
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	3,469,959	-	-	3,469,959
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	299,239	-	-	299,239
Global Atlantic Growth Managed Risk Portfolio	5,900,880	-	-	5,900,880
Global Atlantic Moderate Growth Managed Risk Portfolio	2,016,802	-	-	2,016,802
Global Atlantic PIMCO Tactical Allocation Portfolio	266,882	-	-	266,882
Global Atlantic Select Advisor Managed Risk Portfolio	1,661,736	3,089,254	-	4,750,990
Global Atlantic Wellington Research Managed Risk Portfolio	4,985,508	17,762,222	-	22,747,730
For fiscal year ended 12/31/2018	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American® Funds Managed Risk Portfolio	$3,464,778	$5,999,180	$-	$9,463,958
Global Atlantic Balanced Managed Risk Portfolio	1,095,287	-	-	1,095,287
Global Atlantic BlackRock Selects Managed Risk Portfolio	4,664,325	-	-	4,664,325
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	2,765,677	-	-	2,765,677
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	472,467	935,911	-	1,408,378
Global Atlantic Growth Managed Risk Portfolio	4,869,325	-	-	4,869,325
Global Atlantic Moderate Growth Managed Risk Portfolio	1,615,979	-	-	1,615,979
Global Atlantic PIMCO Tactical Allocation Portfolio	446,951	737,275	-	1,184,226
Global Atlantic Select Advisor Managed Risk Portfolio	1,102,576	1,454,917	-	2,557,493
Global Atlantic Wellington Research Managed Risk Portfolio	4,399,662	7,230,865	-	11,630,527

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Defecits)
Global Atlantic American Funds® Managed Risk Portfolio	$3,161,493	$7,784,961	$-	$-	$16,037,014	$26,983,468
Global Atlantic Balanced Managed Risk Portfolio	2,932,371	-	-	-	11,605,684	14,538,055
Global Atlantic BlackRock Selects Managed Risk Portfolio	3,599,860	-	-	(12,683,136)	12,955,916	3,872,640

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Defecits)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	$3,749,666	$-	$-	$(9,927,023)	$78,422,481	$72,245,124
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	304,035	983,943	-	-	2,323,656	3,611,634
Global Atlantic Growth Managed Risk Portfolio	5,912,055	-	-	(11,001,406)	82,882,989	77,793,638
Global Atlantic Moderate Growth Managed Risk Portfolio	3,975,224	-	-	-	23,486,961	27,462,185
Global Atlantic PIMCO Tactical Allocation Portfolio	484,378	863,986	-	-	2,715,459	4,063,823
Global Atlantic Select Advisor Managed Risk Portfolio	1,879,213	3,291,627	-	-	18,249,748	23,420,588
Global Atlantic Wellington Research Managed Risk Portfolio	4,763,809	4,443,049	-	-	86,760,087	95,966,945

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on passive foreign investment companies and open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $4,175, $(7,953), $(890) and $25 for Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio, respectively.

At December 31, 2019, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic American Funds® Managed Risk Portfolio	$-	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	-	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	(1,364,737)	(11,318,399)	(12,683,136)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	(5,933,840)	(3,993,183)	(9,927,023)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	-	-	-
Global Atlantic Growth Managed Risk Portfolio	-	(11,001,406)	(11,001,406)
Global Atlantic Moderate Growth Managed Risk Portfolio	-	-	-
Global Atlantic PIMCO Tactical Allocation Portfolio	-	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	-	-	-
Global Atlantic Wellington Research Managed Risk Portfolio	-	-	-

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Portfolios will consider this optional guidance prospectively, if applicable.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market's perception that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser and/or Underlying Fund manager or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio's ability to achieve its investment result.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. Changes in the U.S. and governmental market support activities implemented since the financial crisis could negatively affect the markets generally and increase market volatility. This could reduce the value and liquidity of the securities in which a Portfolio invests and make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.

Other Recent Developments

Ongoing concerns regarding the economies of certain countries in Europe, as well as the possibility that one or more countries could leave the European Union (the "EU"), create risks for investing in the European markets. These risks may be heightened due to the June 2016 referendum in which the United Kingdom ("UK") voted to exit the EU (commonly known as "Brexit"). On January 31, 2020, the UK withdrew from the European EU. This commenced a transition period during which EU law will continue to apply in the UK and the future of the EU – UK trade relationship will be formally negotiated. The transition period is expected to last until December 31, 2020, but may be extended. There is a significant degree of uncertainty about the UK's post-transition framework, particularly with respect to the arrangements that will apply to its relationships with the EU and with other countries. Although the full impact of Brexit is not yet known, the impact on the UK, EU and global markets could include increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations, as well as significant economic, legal and political uncertainty as the UK navigates its exit from the EU.

In 2017, the United Kingdom's Financial Conduct Authority warned that LIBOR may cease to be available or appropriate for use after 2021. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub-Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

In addition, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolios hold, and may adversely affect the Portfolios' investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2020

10.  BOARD REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the "Commission") adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the "LRMP") that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund's portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments and periodic reporting to the Trust's Board of Trustees (the "Board"). Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board approved the appointment of the FVIT Liquidity Risk Management Program Committee (the "Committee") as the Program Administrator of the LRMP for the Trust on November 12, 2018 and the Trust's LRMP on February 12, 2019. The Committee is comprised of the Trust's Chief Compliance Officer and other officers of the Trust and the Adviser. At the Board's regular meeting on May 12, 2020, the Trust's Chief Compliance Officer provided a report to the Board (the "Report") on the operation and effectiveness of the LRMP for the period December 1, 2018 through March 31, 2020 (the "Reporting Period"). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Portfolios' investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every portfolio investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of portfolio investments, the Adviser utilizes a third party provider of liquidity monitoring services.

The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Portfolios' liquidity risks for the Reporting Period. The Report stated that during this period, each Portfolio held no less than 50% of its total net assets in highly liquid investments. Because each Portfolio consisted primarily of highly liquid investments that exceeded the 50% SEC threshold for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Portfolios, and each Portfolio was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

11.  SUBSEQUENT EVENTS

On July 8, 2020, KKR & Co. Inc. ("KKR") and Global Atlantic Financial Group Limited ("Global Atlantic") announced a strategic transaction whereby KKR will acquire all of the outstanding shares of Global Atlantic (the "Transaction"). Global Atlantic Investment Advisors, LLC and Global Atlantic Distributors, LLC are indirect, wholly-owned subsidiaries of Global Atlantic. The Transaction is expected to close in early 2021, subject to receipt of regulatory approvals and satisfaction of other closing conditions.

Under the 1940 Act, the closing of the Transaction will result in the automatic termination of: (i) the investment advisory agreement between the Adviser and the Trust on behalf of Portfolios; (ii) the sub-advisory agreements between the Adviser, the sub-advisers and the Trust on behalf of the Portfolios; and (iii) the underwriting agreement between the Distributor and the Trust on behalf of the Portfolios. Accordingly, prior to such closing, the Trust will be required to enter into new agreements with each of the Adviser, sub-advisers and Distributor to be effective upon the closing of the Transaction. The new agreements are subject to the approval of the Board. If approved by the Board, shareholders of the Portfolios as of a record date to be determined by the Board will be asked to approve the new investment advisory agreement at a special meeting of shareholders expected to be held in the fourth quarter of 2020 through a proxy solicitation that will describe the Transaction in greater detail.

Global Atlantic Portfolios

Expense Examples

June 30, 2020 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The "Actual" expenses set of columns in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The "Hypothetical" expenses set of columns in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example for a specific Portfolio with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-20	Ending Account Value 6-30-20	Expenses Paid During Period*	Ending Account Value 6-30-20	Expenses Paid During Period*
Global Atlantic American Funds® Managed Risk Portfolio	II	0.87%	$1,000	$979.20	$4.28	$1,020.54	$4.37
Global Atlantic Balanced Managed Risk Portfolio	II	0.92%	$1,000	$988.80	$4.55	$1,020.29	$4.62
Global Atlantic BlackRock Select Managed Risk Portfolio	II	0.91%	$1,000	$984.70	$4.49	$1,020.34	$4.57
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	II	1.16%	$1,000	$950.90	$5.63	$1,019.10	$5.82
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	II	1.17%	$1,000	$1,011.10	$5.85	$1,019.05	$5.87
Global Atlantic Growth Managed Risk Portfolio	II	0.88%	$1,000	$953.70	$4.27	$1,020.49	$4.42

Global Atlantic Portfolios

Expense Examples (Continued)

June 30, 2020 (Unaudited)

				Actual		Hypothetical (5% return before expenses)
	Class	Portfolio's Annualized Expense Ratio	Beginning Account Value 1-1-20	Ending Account Value 6-30-20	Expenses Paid During Period*	Ending Account Value 6-30-20	Expenses Paid During Period*
Global Atlantic Moderate Growth Managed Risk Portfolio	II	0.91%	$1,000	$972.10	$4.46	$1,020.34	$4.57
Global Atlantic PIMCO Tactical Allocation Portfolio	II	1.15%	$1,000	$1,006.90	$5.74	$1,019.14	$5.77
Global Atlantic Select Advisor Managed Risk Portfolio	II	0.64%	$1,000	$947.10	$3.10	$1,021.68	$3.22
Global Atlantic Wellington Research Managed Risk Portfolio	II	1.21%	$1,000	$987.90	$5.98	$1,018.85	$6.07

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES FORETHOUGHT VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■ Social Security number and wire transfer instructions
■ account transactions and transaction history
■ investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Forethought Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Forethought Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you.	No	We don't share
For joint marketing with other financial companies.	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	No	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	No	We don't share
For nonaffiliates to market to you.	No	We don't share

WHAT WE DO:

How does Forethought Variable Insurance Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Forethought Variable Insurance Trust collect my personal information?	We collect your personal information, for example, when you

■ open an account or deposit money
■ direct us to buy securities or direct us to sell your securities
■ seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:

■ sharing for affiliates' everyday business purposes – information about your creditworthiness.
■ affiliates from using your information to market to you.
■ sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Forethought Variable Insurance Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Forethought Variable Insurance Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Forethought Variable Insurance Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios' Form N-PORTs are available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios. Each Portfolio will post to http://connect.rightprospectus.com/globalatlanticportfolios, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Financial Management, Inc.
55 East 52nd Street
New York, NY 10055

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

Pacific Investment Management Company LLC
650 Newport Center Drive
Newport Beach, CA 92660

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1; and
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees since the date of the registrant’s prior report on Form N-CSR or, as applicable, in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)).

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forethought Variable Insurance Trust

By
/s/ Trent M. Statczar
Trent M. Statczar
Treasurer
Date: 8/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
President
Date: 8/25/2020

By
/s/ Trent M. Statczar
Trent M. Statczar
Treasurer
Date: 8/25/2020